================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2018

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ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                               January 31, 2018
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS
   U.S. Large Company Portfolio
   U.S. Large Cap Value Portfolio II
   U.S. Large Cap Value Portfolio III
   LWAS/DFA U.S. High Book to Market Portfolio
   DFA International Value Portfolio
   DFA International Value Portfolio II
   DFA International Value Portfolio III
   Tax-Managed U.S. Marketwide Value Portfolio II
   Emerging Markets Portfolio II
   DFA Two-Year Fixed Income Portfolio
   DFA Two-Year Government Portfolio
   Global Equity Portfolio
   Global Allocation 60/40 Portfolio
   Global Allocation 25/75 Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY

SCHEDULE OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Emerging Markets Series
   The Tax-Managed U.S. Marketwide Value Series

NOTES TO SCHEDULE OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations

  ADR     American Depositary Receipt
  AG      Aktiengesellschaft (German & Swiss Stock Corporation)
  GDR     Global Depositary Receipt
  LLC     Limited Liability Company
  P.L.C.  Public Limited Company

Investment Footnotes

  +          See Security Valuation Note within the Notes to Schedules of
             Investments.
  ++         Securities have generally been fair valued. See Security
             Valuation Note within the Notes to Schedules of Investments.
  *          Non-Income Producing Securities.
  #          Total or Partial Securities on Loan.
  ##         Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
  @          Security purchased with cash proceeds from Securities on Loan.
  ^^         See Federal Tax Cost Note within the Notes to Schedules of
             Investments.
  (degrees)  Security is being fair valued as of January 31, 2018.
  --         Amounts designated as -- are either zero or rounded to zero.
  (r)        The adjustable/variable rate shown is effective as of
             January 31, 2018.
  (S)        Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (97.4%)

Consumer Discretionary -- (12.3%)
#   Advance Auto Parts, Inc.                                26,352 $  3,082,921
*   Amazon.com, Inc.                                       144,036  208,980,392
    Aptiv P.L.C.                                            95,740    9,083,811
#*  AutoZone, Inc.                                           9,852    7,541,115
    Best Buy Co., Inc.                                      91,136    6,658,396
    BorgWarner, Inc.                                        71,904    4,045,319
#*  CarMax, Inc.                                            66,071    4,715,487
    Carnival Corp.                                         147,084   10,532,685
#   CBS Corp. Class B                                      130,319    7,507,678
*   Charter Communications, Inc. Class A                    69,884   26,363,739
*   Chipotle Mexican Grill, Inc.                             9,048    2,938,429
    Comcast Corp. Class A                                1,679,145   71,414,037
#   Darden Restaurants, Inc.                                44,878    4,301,556
#*  Discovery Communications, Inc. Class A                  55,667    1,395,572
#*  Discovery Communications, Inc. Class C                  72,470    1,729,134
*   DISH Network Corp. Class A                              81,107    3,803,918
    Dollar General Corp.                                    93,943    9,687,402
*   Dollar Tree, Inc.                                       85,195    9,797,425
    DR Horton, Inc.                                        123,791    6,071,949
    Expedia, Inc.                                           44,007    5,633,336
#   Foot Locker, Inc.                                       44,669    2,195,481
    Ford Motor Co.                                       1,402,742   15,388,080
#   Gap, Inc. (The)                                         79,788    2,652,153
#   Garmin, Ltd.                                            39,762    2,502,620
    General Motors Co.                                     459,985   19,507,964
    Genuine Parts Co.                                       52,443    5,457,743
    Goodyear Tire & Rubber Co. (The)                        87,791    3,056,883
    H&R Block, Inc.                                         75,479    2,003,213
#   Hanesbrands, Inc.                                      133,025    2,889,303
#   Harley-Davidson, Inc.                                   61,287    2,969,968
#   Hasbro, Inc.                                            41,291    3,904,890
    Hilton Worldwide Holdings, Inc.                         73,287    6,277,032
    Home Depot, Inc. (The)                                 420,482   84,474,834
#   Interpublic Group of Cos., Inc. (The)                  137,757    3,015,501
#   Kohl's Corp.                                            60,216    3,900,190
#   L Brands, Inc.                                          88,029    4,409,373
#   Leggett & Platt, Inc.                                   48,112    2,237,689
#   Lennar Corp. Class A                                    74,094    4,642,730
*   LKQ Corp.                                              112,161    4,714,127
    Lowe's Cos., Inc.                                      300,232   31,443,297
#   Macy's, Inc.                                           108,482    2,815,108
    Marriott International, Inc. Class A                   110,614   16,297,867
#   Mattel, Inc.                                           123,795    1,960,913
    McDonald's Corp.                                       286,808   49,084,321
    MGM Resorts International                              183,678    6,695,063
*   Michael Kors Holdings, Ltd.                             55,143    3,639,438
*   Mohawk Industries, Inc.                                 22,730    6,388,494
*   Netflix, Inc.                                          156,001   42,167,070
    Newell Brands, Inc.                                    176,854    4,676,020
    News Corp. Class A                                     139,480    2,386,503
    News Corp. Class B                                      41,264      720,057

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    NIKE, Inc. Class B                                   473,683 $   32,314,654
#   Nordstrom, Inc.                                       42,086      2,075,261
*   Norwegian Cruise Line Holdings, Ltd.                  64,110      3,894,041
#*  O'Reilly Automotive, Inc.                             30,541      8,083,897
#   Omnicom Group, Inc.                                   82,560      6,328,224
*   Priceline Group, Inc. (The)                           17,582     33,617,663
    PulteGroup, Inc.                                      98,310      3,129,207
    PVH Corp.                                             27,804      4,311,844
    Ralph Lauren Corp.                                    20,317      2,322,436
    Ross Stores, Inc.                                    138,292     11,393,878
    Royal Caribbean Cruises, Ltd.                         62,022      8,283,038
#   Scripps Networks Interactive, Inc. Class A            34,214      3,010,490
#   Signet Jewelers, Ltd.                                 21,803      1,153,379
    Starbucks Corp.                                      512,925     29,139,269
    Tapestry, Inc.                                       101,829      4,790,036
#   Target Corp.                                         195,765     14,725,443
#   Tiffany & Co.                                         36,818      3,926,640
    Time Warner, Inc.                                    280,608     26,755,973
    TJX Cos., Inc. (The)                                 229,691     18,448,781
    Tractor Supply Co.                                    45,631      3,479,364
#*  TripAdvisor, Inc.                                     38,840      1,346,583
    Twenty-First Century Fox, Inc. Class A               379,871     14,017,240
    Twenty-First Century Fox, Inc. Class B               158,374      5,779,067
#*  Ulta Salon Cosmetics & Fragrance, Inc.                20,992      4,662,323
#*  Under Armour, Inc. Class A                            66,594        922,993
#*  Under Armour, Inc. Class C                            67,224        863,828
    VF Corp.                                             117,984      9,573,222
    Viacom, Inc. Class B                                 127,851      4,272,780
    Walt Disney Co. (The)                                543,564     59,069,100
    Whirlpool Corp.                                       26,019      4,720,367
    Wyndham Worldwide Corp.                               36,190      4,492,265
#   Wynn Resorts, Ltd.                                    28,731      4,757,566
    Yum! Brands, Inc.                                    121,331     10,263,389
                                                                 --------------
Total Consumer Discretionary                                      1,095,682,467
                                                                 --------------
Consumer Staples -- (7.7%)
    Altria Group, Inc.                                   686,476     48,286,722
    Archer-Daniels-Midland Co.                           200,264      8,601,339
#   Brown-Forman Corp. Class B                            70,615      4,893,620
#   Campbell Soup Co.                                     68,462      3,186,906
    Church & Dwight Co., Inc.                             89,240      4,359,374
    Clorox Co. (The)                                      46,414      6,576,400
    Coca-Cola Co. (The)                                1,380,277     65,687,382
    Colgate-Palmolive Co.                                316,369     23,487,235
    Conagra Brands, Inc.                                 147,187      5,593,106
    Constellation Brands, Inc. Class A                    61,866     13,577,731
    Costco Wholesale Corp.                               157,536     30,699,040
#   Coty, Inc. Class A                                   168,697      3,308,148
    CVS Health Corp.                                     365,187     28,736,565
#   Dr Pepper Snapple Group, Inc.                         65,026      7,760,853
    Estee Lauder Cos., Inc. (The) Class A                 80,912     10,919,884
#   General Mills, Inc.                                  204,726     11,974,424

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Staples -- (Continued)
    Hershey Co. (The)                                      51,114 $  5,639,408
#   Hormel Foods Corp.                                     96,112    3,299,525
    JM Smucker Co. (The)                                   40,960    5,197,414
#   Kellogg Co.                                            89,430    6,091,077
    Kimberly-Clark Corp.                                  126,440   14,793,480
    Kraft Heinz Co. (The)                                 214,500   16,814,655
    Kroger Co. (The)                                      320,303    9,724,399
#   McCormick & Co., Inc. Non-Voting                       42,898    4,666,015
    Molson Coors Brewing Co. Class B                       66,400    5,578,928
    Mondelez International, Inc. Class A                  538,360   23,903,184
*   Monster Beverage Corp.                                148,232   10,113,869
    PepsiCo, Inc.                                         511,853   61,575,916
    Philip Morris International, Inc.                     558,987   59,940,176
    Procter & Gamble Co. (The)                            917,452   79,212,806
    Sysco Corp.                                           171,929   10,809,176
    Tyson Foods, Inc. Class A                             106,924    8,137,986
    Wal-Mart Stores, Inc.                                 526,751   56,151,657
    Walgreens Boots Alliance, Inc.                        312,394   23,510,772
                                                                  ------------
Total Consumer Staples                                             682,809,172
                                                                  ------------
Energy -- (5.8%)
    Anadarko Petroleum Corp.                              197,215   11,842,761
    Andeavor                                               52,054    5,630,161
#   Apache Corp.                                          137,348    6,162,805
    Baker Hughes a GE Co.                                 152,956    4,917,535
    Cabot Oil & Gas Corp.                                 165,387    4,357,947
#*  Chesapeake Energy Corp.                               327,456    1,146,096
    Chevron Corp.                                         683,932   85,730,876
    Cimarex Energy Co.                                     34,013    3,816,259
#*  Concho Resources, Inc.                                 53,388    8,405,407
    ConocoPhillips                                        430,888   25,340,523
    Devon Energy Corp.                                    189,013    7,819,468
    EOG Resources, Inc.                                   208,324   23,957,260
    EQT Corp.                                              88,997    4,831,647
    Exxon Mobil Corp.                                   1,525,969  133,217,094
    Halliburton Co.                                       313,452   16,832,372
#   Helmerich & Payne, Inc.                                38,743    2,790,658
#   Hess Corp.                                             96,827    4,890,732
    Kinder Morgan, Inc.                                   693,895   12,476,232
    Marathon Oil Corp.                                    304,977    5,547,532
    Marathon Petroleum Corp.                              176,133   12,200,733
#   National Oilwell Varco, Inc.                          136,044    4,990,094
#*  Newfield Exploration Co.                               70,678    2,237,665
#   Noble Energy, Inc.                                    175,452    5,354,795
    Occidental Petroleum Corp.                            275,507   20,654,760
#   ONEOK, Inc.                                           147,980    8,710,103
    Phillips 66                                           155,059   15,878,042
    Pioneer Natural Resources Co.                          61,396   11,229,942
#   Range Resources Corp.                                  81,425    1,160,306
    Schlumberger, Ltd.                                    499,392   36,745,263
    TechnipFMC P.L.C.                                     158,375    5,140,853
    Valero Energy Corp.                                   158,029   15,166,043

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Williams Cos., Inc. (The)                              298,017 $  9,354,754
                                                                   ------------
Total Energy                                                        518,536,718
                                                                   ------------
Financials -- (14.5%)
    Affiliated Managers Group, Inc.                         20,107    4,013,960
    Aflac, Inc.                                            141,096   12,444,667
    Allstate Corp. (The)                                   129,376   12,778,468
    American Express Co.                                   259,592   25,803,445
    American International Group, Inc.                     324,078   20,715,066
    Ameriprise Financial, Inc.                              53,195    8,973,997
    Aon P.L.C.                                              90,099   12,809,375
    Arthur J Gallagher & Co.                                64,839    4,429,800
    Assurant, Inc.                                          19,638    1,796,484
    Bank of America Corp.                                3,493,435  111,789,920
    Bank of New York Mellon Corp. (The)                    368,619   20,900,697
    BB&T Corp.                                             284,915   15,724,459
*   Berkshire Hathaway, Inc. Class B                       693,037  148,573,272
    BlackRock, Inc.                                         44,487   24,992,797
*   Brighthouse Financial, Inc.                             33,786    2,171,088
    Capital One Financial Corp.                            174,401   18,130,728
#   Cboe Global Markets, Inc.                               40,720    5,472,361
    Charles Schwab Corp. (The)                             429,774   22,924,145
    Chubb, Ltd.                                            167,291   26,122,490
    Cincinnati Financial Corp.                              54,358    4,180,130
    Citigroup, Inc.                                        951,900   74,705,112
    Citizens Financial Group, Inc.                         176,699    8,110,484
    CME Group, Inc.                                        122,377   18,782,422
    Comerica, Inc.                                          62,973    5,996,289
    Discover Financial Services                            130,845   10,441,431
*   E*TRADE Financial Corp.                                 97,945    5,161,702
    Everest Re Group, Ltd.                                  14,620    3,359,676
    Fifth Third Bancorp                                    253,437    8,388,765
    Franklin Resources, Inc.                               118,656    5,032,201
    Goldman Sachs Group, Inc. (The)                        126,464   33,878,441
    Hartford Financial Services Group, Inc. (The)          127,960    7,518,930
    Huntington Bancshares, Inc.                            389,885    6,308,339
    Intercontinental Exchange, Inc.                        210,904   15,573,151
    Invesco, Ltd.                                          147,323    5,322,780
    JPMorgan Chase & Co.                                 1,249,555  144,536,027
    KeyCorp                                                385,309    8,245,613
    Leucadia National Corp.                                112,144    3,035,738
    Lincoln National Corp.                                  79,088    6,548,486
    Loews Corp.                                             99,593    5,143,978
    M&T Bank Corp.                                          54,253   10,350,387
    Marsh & McLennan Cos., Inc.                            183,429   15,319,990
    MetLife, Inc.                                          378,691   18,203,676
    Moody's Corp.                                           59,842    9,681,837
    Morgan Stanley                                         501,851   28,379,674
    Nasdaq, Inc.                                            42,128    3,408,576
    Navient Corp.                                           95,665    1,363,226
    Northern Trust Corp.                                    77,325    8,149,282
#   People's United Financial, Inc.                        124,920    2,457,176

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    PNC Financial Services Group, Inc. (The)             171,528 $   27,104,855
    Principal Financial Group, Inc.                       97,337      6,579,981
    Progressive Corp. (The)                              209,922     11,356,780
    Prudential Financial, Inc.                           152,382     18,106,029
    Raymond James Financial, Inc.                         46,632      4,494,859
    Regions Financial Corp.                              416,432      8,007,987
    S&P Global, Inc.                                      91,928     16,648,161
    State Street Corp.                                   133,899     14,751,653
    SunTrust Banks, Inc.                                 171,651     12,135,726
    Synchrony Financial                                  264,296     10,487,265
    T Rowe Price Group, Inc.                              87,228      9,737,262
    Torchmark Corp.                                       38,513      3,498,906
    Travelers Cos., Inc. (The)                            98,820     14,815,094
    U.S. Bancorp.                                        568,340     32,474,948
    Unum Group                                            81,125      4,315,039
    Wells Fargo & Co.                                  1,596,040    104,987,511
    Willis Towers Watson P.L.C.                           47,764      7,664,689
    XL Group, Ltd.                                        92,484      3,407,111
    Zions Bancorporation                                  71,087      3,840,831
                                                                 --------------
Total Financials                                                  1,292,565,425
                                                                 --------------
Health Care -- (13.5%)
    Abbott Laboratories                                  627,493     39,004,965
    AbbVie, Inc.                                         573,814     64,393,407
    Aetna, Inc.                                          117,448     21,941,635
    Agilent Technologies, Inc.                           116,479      8,553,053
*   Alexion Pharmaceuticals, Inc.                         80,800      9,641,056
*   Align Technology, Inc.                                25,993      6,810,166
    Allergan P.L.C.                                      119,581     21,555,671
    AmerisourceBergen Corp.                               58,359      5,816,641
    Amgen, Inc.                                          261,171     48,590,865
    Anthem, Inc.                                          92,488     22,923,151
    Baxter International, Inc.                           180,792     13,022,448
    Becton Dickinson and Co.                              95,251     23,140,278
*   Biogen, Inc.                                          76,206     26,505,209
*   Boston Scientific Corp.                              494,918     13,837,907
    Bristol-Myers Squibb Co.                             590,036     36,936,254
    Cardinal Health, Inc.                                113,845      8,172,933
*   Celgene Corp.                                        283,824     28,711,636
*   Centene Corp.                                         62,203      6,670,650
*   Cerner Corp.                                         113,536      7,848,744
    Cigna Corp.                                           88,680     18,476,478
    Cooper Cos., Inc. (The)                               17,516      4,285,640
    Danaher Corp.                                        220,468     22,328,999
*   DaVita, Inc.                                          54,165      4,227,037
    DENTSPLY SIRONA, Inc.                                 82,115      4,993,413
*   Edwards Lifesciences Corp.                            76,594      9,695,268
    Eli Lilly & Co.                                      349,281     28,448,937
#*  Envision Healthcare Corp.                             44,573      1,604,182
*   Express Scripts Holding Co.                          203,353     16,101,490
    Gilead Sciences, Inc.                                470,915     39,462,677
*   HCA Healthcare, Inc.                                 101,882     10,306,383

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Health Care -- (Continued)
#*  Henry Schein, Inc.                                    56,338 $    4,263,660
*   Hologic, Inc.                                         98,302      4,197,495
    Humana, Inc.                                          51,425     14,493,108
*   IDEXX Laboratories, Inc.                              31,549      5,900,925
*   Illumina, Inc.                                        52,715     12,263,618
#*  Incyte Corp.                                          62,590      5,651,251
*   Intuitive Surgical, Inc.                              40,311     17,401,049
*   IQVIA Holdings, Inc.                                  51,964      5,310,201
    Johnson & Johnson                                    967,498    133,698,549
*   Laboratory Corp. of America Holdings                  36,925      6,443,412
    McKesson Corp.                                        75,018     12,669,040
    Medtronic P.L.C.                                     487,975     41,912,173
    Merck & Co., Inc.                                    984,388     58,324,989
*   Mettler-Toledo International, Inc.                     9,237      6,237,377
*   Mylan NV                                             193,524      8,292,503
#   Patterson Cos., Inc.                                  29,055      1,042,784
    PerkinElmer, Inc.                                     39,589      3,173,454
#   Perrigo Co. P.L.C.                                    46,769      4,238,207
    Pfizer, Inc.                                       2,146,211     79,495,655
    Quest Diagnostics, Inc.                               49,190      5,205,286
*   Regeneron Pharmaceuticals, Inc.                       27,767     10,180,771
#   ResMed, Inc.                                          51,085      5,148,857
    Stryker Corp.                                        116,026     19,072,354
    Thermo Fisher Scientific, Inc.                       144,560     32,397,342
    UnitedHealth Group, Inc.                             348,929     82,619,409
#   Universal Health Services, Inc. Class B               31,909      3,876,943
#*  Varian Medical Systems, Inc.                          33,367      4,254,292
*   Vertex Pharmaceuticals, Inc.                          90,993     15,184,002
*   Waters Corp.                                          28,635      6,173,992
    Zimmer Biomet Holdings, Inc.                          72,623      9,231,836
    Zoetis, Inc.                                         176,002     13,504,633
                                                                 --------------
Total Health Care                                                 1,205,866,340
                                                                 --------------
Industrials -- (10.0%)
    3M Co.                                               214,739     53,792,119
#   Acuity Brands, Inc.                                   15,179      2,344,245
#   Alaska Air Group, Inc.                                44,697      2,937,934
    Allegion P.L.C.                                       34,567      2,976,564
#   American Airlines Group, Inc.                        154,262      8,379,512
    AMETEK, Inc.                                          83,800      6,393,940
    AO Smith Corp.                                        53,050      3,542,679
    Arconic, Inc.                                        152,237      4,576,244
    Boeing Co. (The)                                     201,529     71,415,832
    Caterpillar, Inc.                                    214,476     34,912,403
#   CH Robinson Worldwide, Inc.                           50,408      4,610,316
    Cintas Corp.                                          31,141      5,245,701
    CSX Corp.                                            321,314     18,240,996
    Cummins, Inc.                                         56,267     10,578,196
    Deere & Co.                                          114,898     19,121,325
    Delta Air Lines, Inc.                                236,791     13,442,625
    Dover Corp.                                           56,166      5,965,391
    Eaton Corp. P.L.C.                                   158,931     13,345,436

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Emerson Electric Co.                                    230,808 $16,671,262
    Equifax, Inc.                                            43,571   5,443,325
    Expeditors International of Washington, Inc.             64,596   4,195,510
#   Fastenal Co.                                            103,804   5,705,068
    FedEx Corp.                                              88,760  23,297,725
#   Flowserve Corp.                                          47,060   2,132,759
    Fluor Corp.                                              49,854   3,026,138
    Fortive Corp.                                           110,440   8,395,649
    Fortune Brands Home & Security, Inc.                     55,100   3,908,243
    General Dynamics Corp.                                  100,012  22,250,670
    General Electric Co.                                  3,120,048  50,451,176
    Harris Corp.                                             42,890   6,835,808
    Honeywell International, Inc.                           274,640  43,851,769
    Huntington Ingalls Industries, Inc.                      16,463   3,910,621
*   IHS Markit, Ltd.                                        130,998   6,252,535
    Illinois Tool Works, Inc.                               110,972  19,272,507
    Ingersoll-Rand P.L.C.                                    89,731   8,491,244
    Jacobs Engineering Group, Inc.                           43,600   3,028,456
    JB Hunt Transport Services, Inc.                         30,434   3,677,340
    Johnson Controls International P.L.C.                   333,545  13,051,616
    Kansas City Southern                                     37,465   4,238,415
    L3 Technologies, Inc.                                    28,002   5,949,305
    Lockheed Martin Corp.                                    89,931  31,912,015
    Masco Corp.                                             114,171   5,098,877
    Nielsen Holdings P.L.C.                                 119,909   4,485,796
    Norfolk Southern Corp.                                  103,312  15,587,715
    Northrop Grumman Corp.                                   62,552  21,300,833
    PACCAR, Inc.                                            126,991   9,468,449
    Parker-Hannifin Corp.                                    47,808   9,629,487
    Pentair P.L.C.                                           59,441   4,250,031
*   Quanta Services, Inc.                                    54,814   2,109,791
    Raytheon Co.                                            104,087  21,747,938
    Republic Services, Inc.                                  82,405   5,669,464
    Robert Half International, Inc.                          44,958   2,602,169
    Rockwell Automation, Inc.                                46,174   9,109,668
    Rockwell Collins, Inc.                                   58,618   8,118,007
    Roper Technologies, Inc.                                 36,735  10,307,474
#   Snap-on, Inc.                                            20,581   3,525,731
    Southwest Airlines Co.                                  197,332  11,997,786
    Stanley Black & Decker, Inc.                             54,960   9,136,001
*   Stericycle, Inc.                                         30,588   2,305,112
    Textron, Inc.                                            95,116   5,580,456
#   TransDigm Group, Inc.                                    17,303   5,483,494
    Union Pacific Corp.                                     283,777  37,884,229
*   United Continental Holdings, Inc.                        90,043   6,106,716
    United Parcel Service, Inc. Class B                     247,687  31,535,509
*   United Rentals, Inc.                                     30,622   5,545,950
    United Technologies Corp.                               267,735  36,950,107
*   Verisk Analytics, Inc.                                   55,543   5,557,077
    Waste Management, Inc.                                  144,055  12,738,784
#   WW Grainger, Inc.                                        18,581   5,010,552

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    Xylem, Inc.                                             64,226 $  4,640,971
                                                                   ------------
Total Industrials                                                   891,254,788
                                                                   ------------
Information Technology -- (23.6%)
    Accenture P.L.C. Class A                               222,786   35,801,710
    Activision Blizzard, Inc.                              272,113   20,171,737
*   Adobe Systems, Inc.                                    177,708   35,498,950
#*  Advanced Micro Devices, Inc.                           292,017    4,012,314
*   Akamai Technologies, Inc.                               61,140    4,095,769
    Alliance Data Systems Corp.                             17,407    4,467,681
*   Alphabet, Inc. Class A                                 107,335  126,893,584
*   Alphabet, Inc. Class C                                 108,709  127,183,007
    Amphenol Corp. Class A                                 109,712   10,177,982
    Analog Devices, Inc.                                   132,636   12,186,596
*   ANSYS, Inc.                                             30,477    4,926,607
    Apple, Inc.                                          1,849,023  309,581,921
    Applied Materials, Inc.                                384,986   20,646,799
*   Autodesk, Inc.                                          79,036    9,138,142
    Automatic Data Processing, Inc.                        159,515   19,720,839
    Broadcom, Ltd.                                         146,578   36,355,741
    CA, Inc.                                               111,672    4,003,441
*   Cadence Design Systems, Inc.                           101,067    4,533,866
    Cisco Systems, Inc.                                  1,779,827   73,934,014
*   Citrix Systems, Inc.                                    51,904    4,814,615
    Cognizant Technology Solutions Corp. Class A           212,939   16,604,983
    Corning, Inc.                                          312,977    9,771,142
    CSRA, Inc.                                              58,950    1,961,856
    DXC Technology Co.                                     102,392   10,193,124
*   eBay, Inc.                                             350,571   14,226,171
*   Electronic Arts, Inc.                                  111,201   14,118,079
*   F5 Networks, Inc.                                       22,642    3,272,675
*   Facebook, Inc. Class A                                 858,839  160,508,421
    Fidelity National Information Services, Inc.           120,528   12,337,246
*   Fiserv, Inc.                                            75,152   10,584,408
    FLIR Systems, Inc.                                      49,994    2,560,193
#*  Gartner, Inc.                                           32,541    4,514,738
    Global Payments, Inc.                                   56,957    6,366,653
    Hewlett Packard Enterprise Co.                         573,725    9,409,090
    HP, Inc.                                               601,945   14,037,357
    Intel Corp.                                          1,685,107   81,121,051
    International Business Machines Corp.                  309,776   50,710,331
    Intuit, Inc.                                            87,373   14,669,927
    Juniper Networks, Inc.                                 136,104    3,559,120
    KLA-Tencor Corp.                                        56,238    6,174,932
#   Lam Research Corp.                                      58,316   11,168,680
    Mastercard, Inc. Class A                               334,239   56,486,391
#   Microchip Technology, Inc.                              84,000    7,998,480
*   Micron Technology, Inc.                                414,306   18,113,458
    Microsoft Corp.                                      2,778,260  263,962,483
    Motorola Solutions, Inc.                                58,801    5,848,347
    NetApp, Inc.                                            96,950    5,962,425
    NVIDIA Corp.                                           218,053   53,597,427

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
    Oracle Corp.                                       1,096,364 $   56,561,419
    Paychex, Inc.                                        115,817      7,904,510
*   PayPal Holdings, Inc.                                407,295     34,750,409
*   Qorvo, Inc.                                           45,862      3,291,516
    QUALCOMM, Inc.                                       531,442     36,270,917
#*  Red Hat, Inc.                                         64,000      8,408,320
*   salesforce.com, Inc.                                 247,372     28,178,145
#   Seagate Technology P.L.C.                            103,805      5,730,036
    Skyworks Solutions, Inc.                              66,224      6,437,635
    Symantec Corp.                                       224,043      6,100,691
*   Synopsys, Inc.                                        53,666      4,970,008
    TE Connectivity, Ltd.                                126,160     12,935,185
    Texas Instruments, Inc.                              355,298     38,965,532
    Total System Services, Inc.                           60,600      5,384,916
#*  VeriSign, Inc.                                        30,096      3,458,632
#   Visa, Inc. Class A                                   652,950     81,115,978
    Western Digital Corp.                                106,484      9,474,946
#   Western Union Co. (The)                              166,593      3,463,468
    Xerox Corp.                                           76,135      2,598,488
    Xilinx, Inc.                                          90,694      6,622,476
                                                                 --------------
Total Information Technology                                      2,100,607,730
                                                                 --------------
Materials -- (2.9%)
    Air Products & Chemicals, Inc.                        78,700     13,250,719
#   Albemarle Corp.                                       39,993      4,462,819
    Avery Dennison Corp.                                  32,048      3,931,649
#   Ball Corp.                                           125,337      4,797,900
#   CF Industries Holdings, Inc.                          83,676      3,551,209
    DowDuPont, Inc.                                      842,243     63,656,726
    Eastman Chemical Co.                                  51,396      5,097,455
    Ecolab, Inc.                                          93,536     12,878,036
#   FMC Corp.                                             48,833      4,459,918
*   Freeport-McMoRan, Inc.                               482,671      9,412,085
    International Flavors & Fragrances, Inc.              28,365      4,263,260
    International Paper Co.                              149,219      9,379,906
    LyondellBasell Industries NV Class A                 116,172     13,922,052
#   Martin Marietta Materials, Inc.                       22,808      5,204,101
    Monsanto Co.                                         157,837     19,224,547
    Mosaic Co. (The)                                     127,530      3,481,569
    Newmont Mining Corp.                                 191,863      7,772,370
    Nucor Corp.                                          114,950      7,697,052
    Packaging Corp. of America                            33,934      4,263,128
    PPG Industries, Inc.                                  91,715     10,889,322
    Praxair, Inc.                                        102,792     16,599,880
#   Sealed Air Corp.                                      65,399      3,096,643
    Sherwin-Williams Co. (The)                            29,661     12,371,900
#   Vulcan Materials Co.                                  47,502      6,431,771
    WestRock Co.                                          92,374      6,154,880
                                                                 --------------
Total Materials                                                     256,250,897
                                                                 --------------
Real Estate -- (2.6%)
#   Alexandria Real Estate Equities, Inc.                 36,659      4,754,672

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate -- (Continued)
    American Tower Corp.                                   154,280 $ 22,787,156
    Apartment Investment & Management Co. Class A           56,137    2,348,772
    AvalonBay Communities, Inc.                             49,531    8,440,082
    Boston Properties, Inc.                                 55,380    6,851,060
*   CBRE Group, Inc. Class A                               109,288    4,993,369
    Crown Castle International Corp.                       146,459   16,516,181
#   Digital Realty Trust, Inc.                              73,782    8,259,895
    Duke Realty Corp.                                      128,088    3,382,804
    Equinix, Inc.                                           28,212   12,841,820
    Equity Residential                                     132,202    8,144,965
    Essex Property Trust, Inc.                              23,881    5,563,795
#   Extra Space Storage, Inc.                               44,858    3,744,746
    Federal Realty Investment Trust                         25,833    3,120,626
    GGP, Inc.                                              225,821    5,200,658
    HCP, Inc.                                              167,481    4,032,943
#   Host Hotels & Resorts, Inc.                            267,432    5,551,888
#   Iron Mountain, Inc.                                    102,038    3,574,391
#   Kimco Realty Corp.                                     152,186    2,421,279
#   Macerich Co. (The)                                      39,266    2,535,406
    Mid-America Apartment Communities, Inc.                 40,667    3,878,412
    Prologis, Inc.                                         191,595   12,474,751
#   Public Storage                                          54,024   10,575,738
#   Realty Income Corp.                                    100,524    5,346,872
#   Regency Centers Corp.                                   52,965    3,332,028
*   SBA Communications Corp.                                42,140    7,353,430
#   Simon Property Group, Inc.                             112,161   18,323,743
#   SL Green Realty Corp.                                   35,362    3,554,588
#   UDR, Inc.                                               94,932    3,467,866
    Ventas, Inc.                                           127,730    7,149,048
    Vornado Realty Trust                                    62,253    4,462,295
    Welltower, Inc.                                        133,638    8,014,271
    Weyerhaeuser Co.                                       271,089   10,176,681
                                                                   ------------
Total Real Estate                                                   233,176,231
                                                                   ------------
Telecommunication Services -- (1.9%)
    AT&T, Inc.                                           2,210,821   82,795,246
    CenturyLink, Inc.                                      350,337    6,239,502
    Verizon Communications, Inc.                         1,468,771   79,416,448
                                                                   ------------
Total Telecommunication Services                                    168,451,196
                                                                   ------------
Utilities -- (2.6%)
    AES Corp.                                              234,610    2,712,092
    Alliant Energy Corp.                                    83,559    3,321,470
    Ameren Corp.                                            87,308    4,944,252
    American Electric Power Co., Inc.                      177,418   12,202,810
    American Water Works Co., Inc.                          64,057    5,327,621
    CenterPoint Energy, Inc.                               156,512    4,410,508
    CMS Energy Corp.                                       100,735    4,507,891
    Consolidated Edison, Inc.                              111,647    8,971,953
#   Dominion Energy, Inc.                                  231,499   17,695,784
    DTE Energy Co.                                          64,830    6,848,641
    Duke Energy Corp.                                      251,922   19,775,877

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
      Edison International                               117,747 $    7,362,720
      Entergy Corp.                                       64,301      5,059,846
      Eversource Energy                                  114,522      7,225,193
      Exelon Corp.                                       346,038     13,325,923
#     FirstEnergy Corp.                                  161,352      5,308,481
      NextEra Energy, Inc.                               169,514     26,854,408
      NiSource, Inc.                                     122,902      3,033,221
      NRG Energy, Inc.                                   108,412      2,819,796
      PG&E Corp.                                         184,025      7,808,181
      Pinnacle West Capital Corp.                         39,603      3,166,260
      PPL Corp.                                          246,897      7,868,607
      Public Service Enterprise Group, Inc.              182,786      9,481,110
#     SCANA Corp.                                         52,044      2,115,068
#     Sempra Energy                                       90,557      9,691,410
      Southern Co. (The)                                 360,510     16,262,606
#     WEC Energy Group, Inc.                             113,770      7,315,411
      Xcel Energy, Inc.                                  182,680      8,337,515
                                                                 --------------
Total Utilities                                                     233,754,655
                                                                 --------------
TOTAL COMMON STOCKS                                               8,678,955,619
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       8,678,955,619
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@  DFA Short Term Investment Fund                  20,298,709    234,876,364
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,777,845,965)^^            $8,913,831,983
                                                                 ==============

At January 31, 2018, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:


                                                                                 UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                         --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)                 68      03/16/18  $9,615,860 $9,607,720    $(8,140)
                                                         ---------- ----------    -------
TOTAL FUTURES CONTRACTS                                  $9,615,860 $9,607,720    $(8,140)
                                                         ========== ==========    =======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $1,095,682,467            --   --    $1,095,682,467
   Consumer Staples                682,809,172            --   --       682,809,172
   Energy                          518,536,718            --   --       518,536,718
   Financials                    1,292,565,425            --   --     1,292,565,425
   Health Care                   1,205,866,340            --   --     1,205,866,340
   Industrials                     891,254,788            --   --       891,254,788
   Information Technology        2,100,607,730            --   --     2,100,607,730
   Materials                       256,250,897            --   --       256,250,897
   Real Estate                     233,176,231            --   --       233,176,231
   Telecommunication Services      168,451,196            --   --       168,451,196
   Utilities                       233,754,655            --   --       233,754,655
Securities Lending Collateral               --  $234,876,364   --       234,876,364
Futures Contracts**                     (8,140)           --   --            (8,140)
                                --------------  ------------   --    --------------
TOTAL                           $8,678,947,479  $234,876,364   --    $8,913,823,843
                                ==============  ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                         $197,953,651
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^           $197,953,651
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                       $4,034,643,632
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^         $4,034,643,632
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                          $60,745,890
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^            $60,745,890
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                      $10,848,455,358
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^        $10,848,455,358
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                          $13,563,152
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^            $13,563,152
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of  The DFA
  Investment Trust Company                                       $2,733,719,767
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^         $2,733,719,767
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company                               $1,958,455,174
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^         $1,958,455,174
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company                                                     $97,525,727
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY ^^            $97,525,727
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
AGENCY OBLIGATIONS -- (2.6%)
Federal Home Loan Bank
    5.375%, 05/15/19                                          $  810 $  843,520
Federal Home Loan Mortgage Corp.
    1.250%, 10/02/19                                             250    246,337
Federal National Mortgage Association
    1.000%, 10/24/19                                           1,000    980,646
                                                                     ----------
TOTAL AGENCY OBLIGATIONS                                              2,070,503
                                                                     ----------
BONDS -- (96.8%)
African Development Bank
    1.000%, 11/02/18                                             450    446,729
    1.125%, 09/20/19                                             500    491,111
Agence Francaise de Developpement
    1.375%, 08/02/19                                             600    590,892
Alberta, Province of Canada
    1.900%, 12/06/19                                             500    495,067
ANZ New Zealand International Ltd.
    2.600%, 09/23/19                                             700    700,566
Apple, Inc.
    2.100%, 05/06/19                                             500    499,510
    1.500%, 09/12/19                                           1,150  1,137,277
Asian Development Bank
    1.875%, 04/12/19                                             250    249,124
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19                                             500    498,875
    1.600%, 07/15/19                                             750    740,768
##  2.250%, 12/19/19                                             400    397,843
Bank Nederlandse Gemeenten NV
    1.375%, 01/28/19                                             700    694,747
##  1.500%, 02/15/19                                             250    248,202
    1.500%, 02/15/19                                             900    893,565
    1.625%, 11/25/19                                             250    246,647
Bank of Nova Scotia (The)
    2.050%, 10/30/18                                           1,248  1,247,580
Berkshire Hathaway, Inc.
    2.100%, 08/14/19                                             469    467,463
Caisse d'Amortissement de la Dette Sociale
##  1.500%, 01/28/19                                             600    595,843
    1.500%, 01/28/19                                             750    745,082
    1.750%, 09/24/19                                           1,000    990,890
Caisse des Depots et Consignations
    1.500%, 11/13/18                                           1,800  1,790,507
Chevron Corp.
    1.790%, 11/16/18                                           1,200  1,198,614
Cisco Systems, Inc.
    2.125%, 03/01/19                                           2,100  2,098,309
Commonwealth Bank of Australia
    2.500%, 09/20/18                                             250    250,916

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
    1.750%, 11/02/18                                          $  625 $  622,984
    2.250%, 03/13/19                                             476    475,459
Cooperatieve Rabobank UA
    2.250%, 01/14/19                                           1,450  1,450,379
Council Of Europe Development Bank
    1.500%, 05/17/19                                             800    792,784
    1.750%, 11/14/19                                             500    495,433
Dexia Credit Local SA
    2.250%, 01/30/19                                             600    599,790
Erste Abwicklungsanstalt
    1.625%, 02/21/19                                           1,600  1,590,733
European Bank for Reconstruction & Development
    1.750%, 11/26/19                                             748    741,087
European Investment Bank
    2.125%, 03/15/19                                             467    466,951
    1.250%, 05/15/19                                           1,250  1,235,300
    1.125%, 08/15/19                                             500    491,818
Export Development Canada
    1.750%, 08/19/19                                             750    744,818
Exxon Mobil Corp.
    1.708%, 03/01/19                                           1,275  1,268,387
FMS Wertmanagement AoeR
    1.625%, 11/20/18                                             600    597,962
    1.000%, 08/16/19                                           1,200  1,177,596
General Electric Co.
    6.000%, 08/07/19                                           1,000  1,050,648
Inter-American Development Bank
    1.125%, 09/12/19                                             543    533,444
International  Bank for Reconstruction & Development
    0.875%, 08/15/19                                             650    636,889
    1.875%, 10/07/19                                           1,700  1,690,079
Kommunalbanken A.S.
    2.125%, 03/15/19                                           2,300  2,298,077
Kommunekredit
    1.125%, 08/23/19                                           1,000    982,034
Kommuninvest I Sverige AB
    1.125%, 09/17/19                                             600    588,495
    2.000%, 11/12/19                                             250    248,701
Kreditanstalt fuer Wiederaufbau
    1.500%, 09/09/19                                           1,350  1,334,421
    1.250%, 09/30/19                                             750    737,872
Manitoba, Province of Canada
    1.750%, 05/30/19                                           2,200  2,184,899
Municipality Finance P.L.C.
    1.250%, 04/18/19                                             700    691,691
National Australia Bank, Ltd.
    2.250%, 07/01/19                                           1,250  1,246,752
    2.250%, 01/10/20                                             500    497,290
Nederlandse Waterschapsbank NV
##  1.500%, 01/23/19                                           1,150  1,143,376

DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED



                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
      1.875%, 03/13/19                                     $    500 $   498,130
  ##  1.750%, 09/05/19                                          200     198,261
  ##  1.250%, 09/09/19                                          450     442,515
Nordea Bank AB
  ##  1.625%, 09/30/19                                          500     492,010
NRW Bank
      1.250%, 07/29/19                                          250     246,081
Oesterreichische Kontrollbank AG
      1.625%, 03/12/19                                        1,600   1,591,232
      1.125%, 04/26/19                                          700     691,078
Ontario, Province of Canada
      1.250%, 06/17/19                                        1,850   1,824,668
Oracle Corp.
      2.375%, 01/15/19                                        1,025   1,028,004
      2.250%, 10/08/19                                        1,250   1,249,393
Pfizer, Inc.
      2.100%, 05/15/19                                          876     874,726
Procter & Gamble Co. (The)
      1.750%, 10/25/19                                          500     495,655
Province of Ontario Canada
      1.650%, 09/27/19                                          500     493,900
Royal Bank of Canada
      2.150%, 03/15/19                                        1,420   1,416,594
      1.625%, 04/15/19                                          842     834,986
Shell International Finance BV
      1.625%, 11/10/18                                        1,925   1,918,159
      1.375%, 09/12/19                                          200     196,909
State of North Rhine-Westphalia Germany
      1.875%, 06/17/19                                          900     894,707
      1.250%, 09/16/19                                          200     196,508
Statoil ASA
      2.250%, 11/08/19                                        2,013   2,009,573
Svensk Exportkredit AB
      1.250%, 04/12/19                                        1,150   1,137,365
      1.875%, 06/17/19                                        1,200   1,193,580
Svenska Handelsbanken AB
      2.500%, 01/25/19                                        2,116   2,121,307
Toronto-Dominion Bank (The)
      2.125%, 07/02/19                                        1,250   1,245,909
      1.900%, 10/24/19                                        1,000     990,746
Total Capital International SA
      2.100%, 06/19/19                                          950     948,473
Toyota Motor Credit Corp.
      2.100%, 01/17/19                                          750     749,950
      1.700%, 02/19/19                                          500     497,447
      1.400%, 05/20/19                                          198     195,844
      2.200%, 01/10/20                                          948     945,382
Wal-Mart Stores, Inc.
      1.750%, 10/09/19                                        1,250   1,240,200

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
Westpac Banking Corp.
      2.250%, 01/17/19                                     $  2,334 $ 2,334,794
                                                                    -----------
TOTAL BONDS                                                          77,526,362
                                                                    -----------
TOTAL INVESTMENT SECURITIES                                          79,596,865
                                                                    -----------

                                                            SHARES
                                                           --------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money
        Market Fund, 1.250%                                 442,561     442,561
                                                                    -----------
SECURITIES LENDING COLLATERAL -- (0.0%)
(S)@  DFA Short Term Investment Fund                             17         202
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
(Cost $80,537,021)^^                                                $80,039,628
                                                                    ===========

DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------
                               LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                               -------- ----------- ------- -----------
Agency Obligations                   -- $ 2,070,503   --    $ 2,070,503
Bonds                                --  77,526,362   --     77,526,362
Temporary Cash Investments     $442,561          --   --        442,561
Securities Lending Collateral        --         202   --            202
                               -------- -----------   --    -----------
TOTAL                          $442,561 $79,597,067   --    $80,039,628
                               ======== ===========   ==    ===========

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
U.S. TREASURY OBLIGATIONS -- (95.1%)
U.S. Treasury Notes
   1.125%, 01/15/19                                       $  2,250 $  2,232,773
   1.250%, 01/31/19                                          5,250    5,213,496
   1.500%, 01/31/19                                          1,100    1,094,973
   0.750%, 02/15/19                                          5,000    4,937,305
   2.750%, 02/15/19                                          9,900    9,978,504
   1.500%, 02/28/19                                         29,400   29,249,555
   1.000%, 03/15/19                                          2,000    1,978,125
   0.875%, 04/15/19                                         23,300   22,985,086
   0.875%, 09/15/19                                          5,000    4,903,320
   1.750%, 09/30/19                                          6,200    6,164,641
   1.000%, 10/15/19                                         15,900   15,610,570
   1.875%, 12/31/19                                            450      447,697
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                     104,796,045
                                                                   ------------
AGENCY OBLIGATIONS -- (4.6%)
Federal Home Loan Bank
   1.375%, 03/18/19                                          4,100    4,071,526
   1.375%, 09/13/19                                            300      296,285
   1.500%, 10/21/19                                            650      643,010
                                                                   ------------
TOTAL AGENCY OBLIGATIONS                                              5,010,821
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         109,806,866
                                                                   ------------

                                                           SHARES
                                                          --------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional U.S. Government Money
     Market Fund, 1.250%                                   342,997      342,997
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $110,999,663)^^                $110,149,863
                                                                   ============

DFA TWO-YEAR GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
U.S. Treasury Obligations                  -- $104,796,045   --    $104,796,045
Agency Obligations                         --    5,010,821   --       5,010,821
Temporary Cash Investments           $342,997           --   --         342,997
                                     -------- ------------   --    ------------
TOTAL                                $342,997 $109,806,866   --    $110,149,863
                                     ======== ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                     SHARES        VALUE+
                                                   ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.                 154,170,970 $3,473,471,959
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.          109,582,268  1,673,321,233
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                  48,445,352  1,158,812,819
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group
  Inc.                                              23,209,537    576,989,085
Investment in DFA Real Estate Securities
  Portfolio of DFA Investment Dimensions Group
  Inc.                                               4,680,393    159,694,996
                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $4,344,878,048)                            7,042,290,092
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money
  Market Fund, 1.250% (Cost $2,071,622)              2,071,622      2,071,622
                                                               --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $4,346,949,670)^^                                   $7,044,361,714
                                                               ==============

GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                    LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                 -------------- ------- ------- --------------
Affiliated Investment Companies  $7,042,290,092   --      --    $7,042,290,092
Temporary Cash Investments            2,071,622   --      --         2,071,622
                                 --------------   --      --    --------------
TOTAL                            $7,044,361,714   --      --    $7,044,361,714
                                 ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.                    54,831,589 $1,235,355,704
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.                                          64,683,175    613,843,328
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.             39,681,708    605,939,677
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                    17,334,478    414,640,708
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc. 37,892,305 405,826,586 Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc. 8,278,506 205,803,661 Investment in DFA Five-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc. 18,423,207 198,970,636 Investment in DFA Intermediate-Term Extended
  Quality Portfolio of DFA Investment Dimensions
  Group Inc.                                          18,788,021    198,965,138
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc. 8,419,923 97,755,305 Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.                                           9,633,501     97,298,361
Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc.              1,718,815     58,645,974
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
     (Cost $3,153,964,388)                                        4,133,045,078
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money
  Market Fund, 1.250% (Cost $2,362,035)                2,362,035      2,362,035
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,156,326,423)^^                                     $4,135,407,113
                                                                 ==============

GLOBAL ALLOCATION 60/40 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies  $4,133,045,078   --      --    $4,133,045,078
 Temporary Cash Investments            2,362,035   --      --         2,362,035
                                  --------------   --      --    --------------
 TOTAL                            $4,135,407,113   --      --    $4,135,407,113
                                  ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (99.9%)
 Investment in DFA Short-Term Extended Quality
   Portfolio of DFA Investment Dimensions Group Inc. 24,207,603 $259,263,433 Investment in DFA Two-Year Global Fixed Income
   Portfolio of DFA Investment Dimensions Group Inc. 26,247,199 259,059,855 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc.                      4,784,262  107,789,422
 Investment in DFA Inflation-Protected Securities
   Portfolio of DFA Investment Dimensions Group Inc. 8,125,539 94,337,509 Investment in International Core Equity Portfolio
   of  DFA Investment Dimensions Group Inc.              3,533,923   53,963,000
 Investment in U.S. Core Equity 1 Portfolio of  DFA
   Investment Dimensions Group Inc.                      1,554,447   37,182,375
 Investment in DFA World ex U.S. Government Fixed
   Income Portfolio of  DFA Investment Dimensions
   Group Inc.                                            3,299,252   33,322,445
 Investment in Emerging Markets Core Equity
   Portfolio of DFA Investment Dimensions Group Inc. 745,450 18,531,890 Investment in DFA Real Estate Securities Portfolio
   of  DFA Investment Dimensions Group Inc.                151,590    5,172,251
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $761,807,158)                                           868,622,180
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (0.1%)
 State Street Institutional U.S. Government Money
   Market Fund, 1.250% (Cost $992,110)                     992,110      992,110
                                                                   ------------
    TOTAL INVESTMENTS -- (100.0%) (Cost $762,799,268)^^            $869,614,290
                                                                   ============

GLOBAL ALLOCATION 25/75 PORTFOLIO
CONTINUED

Summary of the Global Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies       $868,622,180   --      --    $868,622,180
Temporary Cash Investments                 992,110   --      --         992,110
                                      ------------   --      --    ------------
TOTAL                                 $869,614,290   --      --    $869,614,290
                                      ============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2018, the Fund consisted of fourteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds", eight are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund's investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.

Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund.

These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2018, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Portfolios:

1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2018, the total cost of securities for federal income tax purposes was:

         U.S. Large Company Portfolio                    $3,949,088,563
         U.S. Large Cap Value Portfolio II                  105,254,010
         U.S. Large Cap Value Portfolio III               2,283,978,150
         LWAS/DFA U.S. High Book to Market Portfolio         22,109,307
         DFA International Value Portfolio                8,479,582,635
         DFA International Value Portfolio II                13,950,755
         DFA International Value Portfolio III            2,099,336,359
         Tax-Managed U.S. Marketwide Value Portfolio II     933,375,185
         Emerging Markets Portfolio II                        7,962,615
         DFA Two-Year Fixed Income Portfolio                 80,537,021
         DFA Two-Year Government Portfolio                  110,999,662
         Global Equity Portfolio                          4,487,678,925
         Global Allocation 60/40 Portfolio                3,184,967,057
         Global Allocation 25/75 Portfolio                  770,144,830

RECENTLY ISSUED ACCOUNTING STANDARDS

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

On December 15, 2016, the Boards of Directors of DFA Investment Dimensions Group Inc. and the Fund, on behalf of the LWAS/DFA International High Book to Market Portfolio and DFA International Value Portfolio II, respectively, approved an Agreement and Plan of Reorganization, under which the Portfolios were reorganized with and into the DFA International Value Portfolio III, a portfolio of the Fund. In addition, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization under which the LWAS/DFA U.S. High Book to Market Portfolio (together with the LWAS/DFA International High Book to Market Portfolio and DFA International Value Portfolio II, the "Target Portfolios") was reorganized into the U.S. Large Cap Value Portfolio III (together with the DFA International Value Portfolio III, the "Acquiring Portfolios"). Under the Agreements and Plans of Reorganization, effective February 26, 2018, the Target Portfolios transferred substantially all of their assets to their respective Acquiring Portfolios in exchange solely for shares of the respective Acquiring Portfolios (the "Reorganizations"), which were distributed to shareholders of the Target Portfolios according to their interests held in the Target Portfolios immediately prior to the Reorganizations. The Target Portfolios will be liquidated and dissolved as soon as practicable. Management has evaluated the impact of all subsequent events on the remaining Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
COMMON STOCKS -- (97.2%)

Consumer Discretionary -- (13.2%)
#   Adient P.L.C.                                          324,454 $ 21,024,619
#   Autoliv, Inc.                                          418,317   63,672,031
#*  AutoNation, Inc.                                       464,747   27,987,064
#   Best Buy Co., Inc.                                     388,778   28,404,121
    BorgWarner, Inc.                                     1,060,592   59,668,906
    CalAtlantic Group, Inc.                                 14,193      796,653
    Carnival Corp.                                       1,265,734   90,639,212
    CBS Corp. Class A                                        7,236      417,011
*   Charter Communications, Inc. Class A                   962,932  363,266,097
    Comcast Corp. Class A                               21,576,111  917,632,001
#*  Discovery Communications, Inc. Class A                 644,292   16,152,400
#*  Discovery Communications, Inc. Class C                 621,252   14,823,073
*   Dollar Tree, Inc.                                      369,560   42,499,400
    DR Horton, Inc.                                      3,044,785  149,346,704
    Foot Locker, Inc.                                       72,180    3,547,647
    Ford Motor Co.                                      16,051,999  176,090,429
#   Garmin, Ltd.                                           486,736   30,635,164
    General Motors Co.                                   6,055,833  256,827,878
    Gentex Corp.                                         1,338,862   31,704,252
    Goodyear Tire & Rubber Co. (The)                     1,549,233   53,944,293
*   Hyatt Hotels Corp. Class A                              44,108    3,585,980
#   International Game Technology P.L.C.                    11,477      333,636
#   Kohl's Corp.                                         1,387,664   89,878,997
    Lear Corp.                                             297,292   57,418,977
#   Lennar Corp. Class A                                 1,432,144   89,738,143
#   Lennar Corp. Class B                                    37,734    1,910,850
#*  Liberty Broadband Corp. Class A                         27,366    2,589,918
#*  Liberty Broadband Corp. Class C                        172,660   16,497,663
*   Liberty Interactive Corp., QVC Group Class A         2,762,021   77,585,170
#*  Liberty Media Corp.-Liberty Braves Class A              13,703      323,391
#*  Liberty Media Corp.-Liberty Braves Class C              24,606      578,487
*   Liberty Media Corp.-Liberty Formula One Class A         39,281    1,401,546
#*  Liberty Media Corp.-Liberty Formula One Class C         78,562    2,961,002
*   Liberty Media Corp.-Liberty SiriusXM Class A           157,126    7,072,241
*   Liberty Media Corp.-Liberty SiriusXM Class C           314,252   14,081,632
#*  Liberty Ventures Series A                               59,566    3,510,224
*   LKQ Corp.                                            1,167,836   49,084,147
#   Macy's, Inc.                                         1,932,620   50,151,489
#*  Madison Square Garden Co. (The) Class A                 12,058    2,602,599
    MGM Resorts International                            2,471,336   90,080,197
*   Mohawk Industries, Inc.                                582,542  163,729,255
    Newell Brands, Inc.                                    686,895   18,161,504
    News Corp. Class A                                     377,812    6,464,363
    News Corp. Class B                                      40,936      714,333
#*  Norwegian Cruise Line Holdings, Ltd.                 1,518,501   92,233,751
#   PulteGroup, Inc.                                     2,391,049   76,107,090
    PVH Corp.                                              445,206   69,042,546
    Ralph Lauren Corp.                                     316,488   36,177,743
    Royal Caribbean Cruises, Ltd.                        1,271,015  169,744,053
*   Skechers U.S.A., Inc. Class A                          187,666    7,729,963
    Target Corp.                                         1,192,437   89,695,111

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Consumer Discretionary -- (Continued)
#   TEGNA, Inc.                                          610,026 $    8,827,076
    Time Warner, Inc.                                  3,804,556    362,764,415
#   Toll Brothers, Inc.                                  338,804     15,781,490
#   Viacom, Inc. Class A                                   2,694        104,931
    Viacom, Inc. Class B                                 797,742     26,660,538
    Whirlpool Corp.                                      544,837     98,844,329
                                                                 --------------
Total Consumer Discretionary                                      4,153,247,735
                                                                 --------------
Consumer Staples -- (6.5%)
    Archer-Daniels-Midland Co.                         1,399,825     60,122,484
    Bunge, Ltd.                                          937,564     74,470,708
#   Coty, Inc. Class A                                   419,572      8,227,807
    CVS Health Corp.                                   4,700,064    369,848,036
    Ingredion, Inc.                                      146,985     21,112,925
#   JM Smucker Co. (The)                                 897,022    113,823,122
    Kraft Heinz Co. (The)                              1,012,962     79,406,091
    Molson Coors Brewing Co. Class B                   1,008,879     84,766,014
    Mondelez International, Inc. Class A               3,326,997    147,718,667
    Pinnacle Foods, Inc.                                 489,872     30,342,672
#*  Post Holdings, Inc.                                  380,520     28,793,948
    Seaboard Corp.                                            13         56,368
    Tyson Foods, Inc. Class A                          1,959,828    149,162,509
*   US Foods Holding Corp.                               996,443     32,015,714
    Wal-Mart Stores, Inc.                              5,670,262    604,449,929
    Walgreens Boots Alliance, Inc.                     3,030,389    228,067,076
                                                                 --------------
Total Consumer Staples                                            2,032,384,070
                                                                 --------------
Energy -- (12.4%)
    Anadarko Petroleum Corp.                             969,337     58,208,687
    Andeavor                                           1,296,540    140,233,766
#*  Antero Resources Corp.                               182,427      3,544,557
#   Apache Corp.                                         550,345     24,693,980
#   Baker Hughes a GE Co.                              1,011,773     32,528,502
    Chevron Corp.                                      5,830,041    730,795,639
#*  Concho Resources, Inc.                               695,714    109,533,212
    ConocoPhillips                                     3,245,229    190,851,918
#*  Continental Resources, Inc.                           28,197      1,565,779
    Devon Energy Corp.                                   655,639     27,123,786
#*  Diamondback Energy, Inc.                             246,779     30,970,765
    Exxon Mobil Corp.                                 13,311,151  1,162,063,482
#   Helmerich & Payne, Inc.                              394,637     28,425,703
#   Hess Corp.                                           918,391     46,387,930
    HollyFrontier Corp.                                  645,042     30,936,214
    Kinder Morgan, Inc.                                7,052,291    126,800,192
    Marathon Oil Corp.                                 3,191,128     58,046,618
    Marathon Petroleum Corp.                           2,313,489    160,255,383
#   Murphy Oil Corp.                                     644,526     20,689,285
#   National Oilwell Varco, Inc.                       1,338,190     49,084,809
#   Noble Energy, Inc.                                 1,720,887     52,521,471
    Occidental Petroleum Corp.                         2,538,795    190,333,461
    Phillips 66                                          985,837    100,949,709
    Pioneer Natural Resources Co.                         42,895      7,845,925

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
#*  RSP Permian, Inc.                                     43,338 $    1,719,652
    Schlumberger, Ltd.                                 1,466,021    107,869,825
#   Targa Resources Corp.                                912,194     43,785,312
    TechnipFMC P.L.C.                                  1,601,490     51,984,365
    Valero Energy Corp.                                2,730,237    262,020,845
    Williams Cos., Inc. (The)                          1,196,347     37,553,332
                                                                 --------------
Total Energy                                                      3,889,324,104
                                                                 --------------
Financials -- (23.4%)
    Aflac, Inc.                                        1,330,845    117,380,529
*   Alleghany Corp.                                       32,159     20,186,204
    Allstate Corp. (The)                                 960,776     94,895,846
    Ally Financial, Inc.                               2,960,989     88,148,643
    American Financial Group, Inc.                       407,189     46,150,801
    American International Group, Inc.                 1,963,954    125,535,940
#*  Arch Capital Group, Ltd.                             179,406     16,315,182
    Assurant, Inc.                                       237,585     21,734,276
    Assured Guaranty, Ltd.                                47,344      1,684,973
    Axis Capital Holdings, Ltd.                          212,022     10,713,472
    Bank of America Corp.                             17,036,093    545,154,976
    Bank of New York Mellon Corp. (The)                4,521,508    256,369,504
#   Bank of the Ozarks, Inc.                             138,704      6,928,265
    BB&T Corp.                                         2,097,063    115,736,907
#   BOK Financial Corp.                                    6,114        591,163
*   Brighthouse Financial, Inc.                          185,840     11,942,078
    Capital One Financial Corp.                        2,121,634    220,565,071
    Chubb, Ltd.                                          570,833     89,135,573
#   CIT Group, Inc.                                      473,057     23,979,259
    Citigroup, Inc.                                    5,377,160    421,999,517
    Citizens Financial Group, Inc.                       912,076     41,864,288
    CNA Financial Corp.                                  411,635     22,294,152
    Comerica, Inc.                                        93,036      8,858,888
    Everest Re Group, Ltd.                               170,358     39,148,268
#   Fifth Third Bancorp                                3,987,928    132,000,417
    First American Financial Corp.                       115,297      6,810,594
    Goldman Sachs Group, Inc. (The)                    1,076,645    288,422,429
    Hartford Financial Services Group, Inc. (The)      1,865,885    109,639,403
    Huntington Bancshares, Inc.                        5,456,555     88,287,060
#   Invesco, Ltd.                                        714,923     25,830,168
#   Janus Henderson Group P.L.C.                          57,192      2,252,221
    JPMorgan Chase & Co.                              11,071,159  1,280,600,962
    KeyCorp                                            2,295,578     49,125,369
    Leucadia National Corp.                              247,060      6,687,914
    Lincoln National Corp.                               842,198     69,733,994
    Loews Corp.                                        1,304,005     67,351,858
    M&T Bank Corp.                                       259,431     49,494,246
    MetLife, Inc.                                      1,856,059     89,220,756
*   MGIC Investment Corp.                                492,557      7,299,695
    Morgan Stanley                                     5,305,819    300,044,064
#   New York Community Bancorp, Inc.                   1,100,233     15,579,299
#   Old Republic International Corp.                     816,263     17,541,492
    PacWest Bancorp                                      335,209     17,575,008

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
#   People's United Financial, Inc.                      396,896 $    7,806,944
    Pinnacle Financial Partners, Inc.                     44,579      2,821,851
    PNC Financial Services Group, Inc. (The)           1,407,880    222,473,198
    Principal Financial Group, Inc.                    1,447,757     97,868,373
#   Prosperity Bancshares, Inc.                           69,192      5,244,754
    Prudential Financial, Inc.                           955,649    113,550,214
    Regions Financial Corp.                            6,191,315    119,058,987
    Reinsurance Group of America, Inc.                   352,636     55,240,429
#   RenaissanceRe Holdings, Ltd.                         118,695     15,090,882
#   Santander Consumer USA Holdings, Inc.                597,888     10,313,568
    State Street Corp.                                   410,924     45,271,497
    SunTrust Banks, Inc.                               1,285,995     90,919,846
    Synchrony Financial                                  357,695     14,193,338
    Travelers Cos., Inc. (The)                         1,165,331    174,706,423
    Unum Group                                         1,204,396     64,061,823
    Voya Financial, Inc.                                 184,436      9,574,073
    Wells Fargo & Co.                                 18,279,475  1,202,423,865
#   WR Berkley Corp.                                     380,116     27,740,866
#   XL Group, Ltd.                                       950,991     35,034,508
#   Zions Bancorporation                                 840,288     45,400,761
                                                                 --------------
Total Financials                                                  7,329,606,924
                                                                 --------------
Health Care -- (12.4%)
    Abbott Laboratories                                4,184,944    260,136,119
    Aetna, Inc.                                        1,805,018    337,213,463
    Allergan P.L.C.                                      496,938     89,578,044
    Anthem, Inc.                                       1,376,563    341,181,140
    Baxter International, Inc.                            77,675      5,594,930
*   Bio-Rad Laboratories, Inc. Class A                     7,494      1,937,424
#   Cardinal Health, Inc.                                 51,405      3,690,365
*   Centene Corp.                                      1,254,464    134,528,719
    Cigna Corp.                                          403,350     84,037,972
    Danaher Corp.                                      2,121,258    214,841,010
*   DaVita, Inc.                                         970,392     75,729,392
    DENTSPLY SIRONA, Inc.                                220,294     13,396,078
*   Express Scripts Holding Co.                        2,740,464    216,989,940
    Humana, Inc.                                         708,361    199,637,381
*   IQVIA Holdings, Inc.                                 429,612     43,902,050
*   Laboratory Corp. of America Holdings                 740,399    129,199,625
    McKesson Corp.                                       519,653     87,758,999
#*  MEDNAX, Inc.                                         413,651     21,844,909
    Medtronic P.L.C.                                   4,248,074    364,867,076
*   Mylan NV                                           2,284,950     97,910,107
    PerkinElmer, Inc.                                    111,038      8,900,806
#   Perrigo Co. P.L.C.                                   385,545     34,938,088
    Pfizer, Inc.                                      16,341,666    605,295,309
    Quest Diagnostics, Inc.                              954,608    101,016,619
    STERIS P.L.C.                                        192,061     17,462,186
#*  Taro Pharmaceutical Industries, Ltd.                     677         68,844
    Thermo Fisher Scientific, Inc.                     1,050,474    235,421,728
#*  United Therapeutics Corp.                            205,248     26,476,992
#   Universal Health Services, Inc. Class B              500,100     60,762,150

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Health Care -- (Continued)
*   WellCare Health Plans, Inc.                           54,524 $   11,470,759
    Zimmer Biomet Holdings, Inc.                         377,067     47,932,757
                                                                 --------------
Total Health Care                                                 3,873,720,981
                                                                 --------------
Industrials -- (7.8%)
#*  AECOM                                                580,731     22,712,389
    AGCO Corp.                                           472,685     34,326,385
#   AMERCO                                                61,718     22,532,007
    Arconic, Inc.                                      2,116,118     63,610,507
#   Carlisle Cos., Inc.                                  341,140     38,961,599
#*  Colfax Corp.                                         148,210      5,931,364
    Copa Holdings SA Class A                             146,352     20,244,872
    Cummins, Inc.                                        175,294     32,955,272
    Delta Air Lines, Inc.                              2,950,569    167,503,802
    Dover Corp.                                          830,218     88,177,454
    Eaton Corp. P.L.C.                                 1,816,899    152,565,009
    EMCOR Group, Inc.                                     10,035        815,645
    FedEx Corp.                                          259,375     68,080,750
    Flowserve Corp.                                       11,400        516,648
#   Fluor Corp.                                          906,547     55,027,403
    General Electric Co.                               2,108,359     34,092,165
#*  Genesee & Wyoming, Inc. Class A                       54,725      4,369,791
    Ingersoll-Rand P.L.C.                                830,409     78,581,604
    Jacobs Engineering Group, Inc.                       377,362     26,211,564
#*  JetBlue Airways Corp.                              2,305,410     48,090,853
#   Johnson Controls International P.L.C.              1,093,897     42,804,190
    Kansas City Southern                                 676,598     76,543,532
#   Knight-Swift Transportation Holdings, Inc.             2,600        129,454
    L3 Technologies, Inc.                                393,053     83,508,040
#   Macquarie Infrastructure Corp.                       414,567     27,506,520
    ManpowerGroup, Inc.                                  425,572     55,915,905
#   Nielsen Holdings P.L.C.                              809,304     30,276,063
    Norfolk Southern Corp.                             1,489,243    224,696,984
    Orbital ATK, Inc.                                     77,125     10,172,787
    Oshkosh Corp.                                        454,128     41,198,492
    Owens Corning                                        878,164     81,642,907
    PACCAR, Inc.                                         482,182     35,951,490
    Pentair P.L.C.                                     1,092,445     78,109,817
*   Quanta Services, Inc.                                749,677     28,855,068
    Republic Services, Inc.                            1,932,011    132,922,357
    Rockwell Collins, Inc.                                10,306      1,427,278
#   Snap-on, Inc.                                         14,506      2,485,023
    Spirit Aerosystems Holdings, Inc. Class A             31,638      3,238,466
    Stanley Black & Decker, Inc.                       1,079,268    179,406,720
#*  Stericycle, Inc.                                     176,533     13,303,527
*   Teledyne Technologies, Inc.                           16,413      3,133,570
    Textron, Inc.                                      1,940,539    113,851,423
    Trinity Industries, Inc.                             210,820      7,266,965
*   United Continental Holdings, Inc.                  1,358,844     92,156,800
#*  USG Corp.                                            231,469      8,948,592
#   Wabtec Corp.                                         240,625     19,500,250

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
#*  XPO Logistics, Inc.                                  824,925 $   77,905,917
                                                                 --------------
Total Industrials                                                 2,438,165,220
                                                                 --------------
Information Technology -- (13.4%)
*   Akamai Technologies, Inc.                             44,939      3,010,464
#   Amdocs, Ltd.                                         552,007     37,757,279
    Analog Devices, Inc.                                  24,513      2,252,254
*   ARRIS International P.L.C.                           839,758     21,245,877
*   Arrow Electronics, Inc.                              652,120     53,043,441
    Avnet, Inc.                                          507,596     21,572,830
    CA, Inc.                                           3,016,908    108,156,152
    Cisco Systems, Inc.                               19,415,049    806,501,135
*   CommerceHub, Inc. Series C                            49,381        952,560
    Corning, Inc.                                      3,683,566    115,000,931
*   Dell Technologies, Inc. Class V                      703,394     50,433,350
    Dolby Laboratories, Inc. Class A                      16,116      1,036,903
    DXC Technology Co.                                 1,074,893    107,005,598
*   EchoStar Corp. Class A                                14,785        902,772
    Fidelity National Information Services, Inc.       1,297,798    132,842,603
*   First Solar, Inc.                                     39,472      2,651,334
#*  Flex, Ltd.                                         1,552,059     27,952,583
    FLIR Systems, Inc.                                   105,840      5,420,066
    Hewlett Packard Enterprise Co.                     8,708,938    142,826,583
    HP, Inc.                                           9,619,949    224,337,211
    Intel Corp.                                       23,083,456  1,111,237,572
#   Jabil, Inc.                                          917,888     23,341,892
    Juniper Networks, Inc.                             2,634,266     68,886,056
#   Lam Research Corp.                                   601,223    115,146,229
    Leidos Holdings, Inc.                                646,968     43,088,069
    LogMeIn, Inc.                                          2,397        301,543
#   Marvell Technology Group, Ltd.                       808,260     18,856,706
*   Micron Technology, Inc.                            5,266,057    230,232,012
*   Microsemi Corp.                                      168,270     10,397,403
*   Nuance Communications, Inc.                          145,478      2,590,963
*   ON Semiconductor Corp.                               550,404     13,616,995
#*  Qorvo, Inc.                                          364,638     26,170,069
    QUALCOMM, Inc.                                     5,296,483    361,484,965
#   SS&C Technologies Holdings, Inc.                     122,197      6,144,065
    SYNNEX Corp.                                         254,399     31,222,389
*   Synopsys, Inc.                                        83,602      7,742,381
    TE Connectivity, Ltd.                                831,307     85,233,907
    Teradyne, Inc.                                        37,379      1,713,453
    Western Digital Corp.                              1,222,328    108,762,745
#   Xerox Corp.                                        1,739,519     59,369,784
                                                                 --------------
Total Information Technology                                      4,190,441,124
                                                                 --------------
Materials -- (3.8%)
#   Albemarle Corp.                                      492,856     54,997,801
*   Alcoa Corp.                                          738,962     38,440,803
    Ashland Global Holdings, Inc.                        376,541     27,333,111
#   CF Industries Holdings, Inc.                       1,279,879     54,318,065
    DowDuPont, Inc.                                    1,817,094    137,335,964

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- ---------------
Materials -- (Continued)
             Eastman Chemical Co.                     1,053,642 $   104,500,213
*            Freeport-McMoRan, Inc.                   4,951,916      96,562,362
             Huntsman Corp.                             258,591       8,939,491
#            Martin Marietta Materials, Inc.             88,405      20,171,369
             Mosaic Co. (The)                         1,232,432      33,645,394
#            Newmont Mining Corp.                     1,816,911      73,603,065
#            Nucor Corp.                              2,489,271     166,681,586
             Olin Corp.                                 958,374      35,728,183
             Reliance Steel & Aluminum Co.              456,094      39,949,273
#            Royal Gold, Inc.                           121,993      10,857,377
             Sonoco Products Co.                         27,518       1,494,502
             Steel Dynamics, Inc.                     1,698,064      77,092,106
#            United States Steel Corp.                1,014,821      37,964,454
#            Valvoline, Inc.                          1,033,732      25,481,494
#            Vulcan Materials Co.                       275,139      37,253,821
#            Westlake Chemical Corp.                    342,667      38,584,304
             WestRock Co.                             1,055,385      70,320,302
                                                                ---------------
Total Materials                                                   1,191,255,040
                                                                ---------------
Real Estate -- (0.1%)
#*           Howard Hughes Corp. (The)                    5,701         718,098
             Jones Lang LaSalle, Inc.                   262,529      41,046,409
                                                                ---------------
Total Real Estate                                                    41,764,507
                                                                ---------------
Telecommunication Services -- (4.0%)
             AT&T, Inc.                              28,938,464   1,083,745,477
#            CenturyLink, Inc.                        5,195,656      92,534,633
#*           Sprint Corp.                             2,014,058      10,734,929
*            T-Mobile US, Inc.                          960,615      62,536,037
                                                                ---------------
Total Telecommunication Services                                  1,249,551,076
                                                                ---------------
Utilities -- (0.2%)
*            Calpine Corp.                            1,538,972      23,223,088
#            NRG Energy, Inc.                         1,445,428      37,595,582
                                                                ---------------
Total Utilities                                                      60,818,670
                                                                ---------------
TOTAL COMMON STOCKS                                              30,450,279,451
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Safeway Casa Ley Contingent Value
               Rights                                   196,076         198,997

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
(degrees)#*  Safeway PDC, LLC Contingent Value
               Rights                                   196,076 $            59
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                   199,056
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      30,450,478,507
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
             State Street Institutional U.S.
               Government Money Market Fund, 1.250% 292,047,618     292,047,618
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@         DFA Short Term Investment Fund          50,347,105     582,566,357
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $20,071,904,000)^^          $31,325,092,482
                                                                ===============

At January 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)    1,486    03/16/18  $198,798,838 $209,956,940  $11,158,102
                                             ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                      $198,798,838 $209,956,940  $11,158,102
                                             ============ ============  ===========

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                           --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary  $ 4,153,247,735           --   --    $ 4,153,247,735
   Consumer Staples          2,032,384,070           --   --      2,032,384,070
   Energy                    3,889,324,104           --   --      3,889,324,104
   Financials                7,329,606,924           --   --      7,329,606,924
   Health Care               3,873,720,981           --   --      3,873,720,981
   Industrials               2,438,165,220           --   --      2,438,165,220
   Information Technology    4,190,441,124           --   --      4,190,441,124
   Materials                 1,191,255,040           --   --      1,191,255,040
   Real Estate                  41,764,507           --   --         41,764,507
   Telecommunication
     Services                1,249,551,076           --   --      1,249,551,076
   Utilities                    60,818,670           --   --         60,818,670
Rights/Warrants                         -- $    199,056   --            199,056
Temporary Cash
  Investments                  292,047,618           --   --        292,047,618
Securities Lending
  Collateral                            --  582,566,357   --        582,566,357
Futures Contracts**             11,158,102           --   --         11,158,102
                           --------------- ------------   --    ---------------
TOTAL                      $30,753,485,171 $582,765,413   --    $31,336,250,584
                           =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
 COMMON STOCKS -- (92.9%)

 AUSTRALIA -- (5.5%)
     Aurizon Holdings, Ltd.                              1,715,379 $  6,453,316
 #   Australia & New Zealand Banking Group, Ltd.         6,537,929  150,170,787
     Bank of Queensland, Ltd.                              796,768    7,937,025
     Bendigo & Adelaide Bank, Ltd.                       1,271,190   11,974,438
     BHP Billiton, Ltd.                                  6,138,932  150,128,362
 #   BHP Billiton, Ltd. Sponsored ADR                      745,088   36,524,214
     BlueScope Steel, Ltd.                               3,143,486   36,505,227
     Boral, Ltd.                                         2,601,567   16,716,602
     Crown Resorts, Ltd.                                   505,623    5,389,611
     Downer EDI, Ltd.                                      697,796    3,768,070
     Fortescue Metals Group, Ltd.                        8,466,965   33,624,174
 #   Harvey Norman Holdings, Ltd.                          718,208    2,607,565
     Incitec Pivot, Ltd.                                 4,609,977   13,798,854
     LendLease Group                                     1,554,778   19,757,248
     National Australia Bank, Ltd.                          68,270    1,599,356
     Newcrest Mining, Ltd.                               1,950,867   35,678,019
     Oil Search, Ltd.                                    1,213,731    7,402,592
 *   Origin Energy, Ltd.                                 2,939,545   22,019,027
     QBE Insurance Group, Ltd.                           2,620,554   22,719,498
 *   Santos, Ltd.                                        4,838,494   19,825,851
     South32, Ltd.                                      16,666,560   51,180,720
     South32, Ltd. ADR                                     328,024    5,064,690
     Star Entertainment Grp, Ltd. (The)                  4,545,302   22,169,498
     Suncorp Group, Ltd.                                 2,082,711   22,901,738
     Tabcorp Holdings, Ltd.                                816,060    3,397,052
     Treasury Wine Estates, Ltd.                           328,505    4,525,034
     Whitehaven Coal, Ltd.                               1,928,651    7,651,414
     Woodside Petroleum, Ltd.                            2,846,042   75,986,262
                                                                   ------------
 TOTAL AUSTRALIA                                                    797,476,244
                                                                   ------------
 AUSTRIA -- (0.1%)
 #   Erste Group Bank AG                                    98,143    4,943,461
     OMV AG                                                 60,369    3,886,937
 *   Raiffeisen Bank International AG                      106,461    4,576,503
                                                                   ------------
 TOTAL AUSTRIA                                                       13,406,901
                                                                   ------------
 BELGIUM -- (1.0%)
 #   Ageas                                                 642,764   33,985,124
     Colruyt SA                                              4,122      228,196
 #   KBC Group NV                                          497,767   47,858,312
 #   Solvay SA                                             309,078   44,752,840
     UCB SA                                                170,245   14,839,002
                                                                   ------------
 TOTAL BELGIUM                                                      141,663,474
                                                                   ------------
 CANADA -- (7.6%)
 #   ARC Resources, Ltd.                                   291,555    3,207,105
     Bank of Montreal(2073174)                           1,747,475  143,834,667
     Bank of Montreal(2076009)                              85,939    7,079,836
     Barrick Gold Corp.(2024644)                           132,371    1,903,775
     Barrick Gold Corp.(2024677)                           909,928   13,084,765
     Cameco Corp.(2158684)                                 571,821    5,260,753

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
CANADA -- (Continued)
    Cameco Corp.(2166160)                                468,671 $    4,313,297
#   Canadian Natural Resources, Ltd.(2125202)            601,678     20,547,304
    Canadian Natural Resources, Ltd.(2171573)            614,945     20,993,122
#   Cenovus Energy, Inc.                               2,110,053     20,151,006
    Crescent Point Energy Corp.(B67C970)               1,508,054     11,898,549
    Crescent Point Energy Corp.(B67C8W8)                 822,786      6,488,638
    Element Fleet Management Corp.                       297,976      2,010,732
    Empire Co., Ltd. Class A                             739,347     14,306,064
#   Enbridge Income Fund Holdings, Inc.                  377,558      8,591,747
    Encana Corp.(2793182)                              1,370,633     16,968,437
    Encana Corp.(2793193)                              2,191,132     27,095,218
    Fairfax Financial Holdings, Ltd.                      53,145     27,955,134
    Finning International, Inc.                           23,393        644,163
    First Quantum Minerals, Ltd.                       1,679,519     25,042,581
#   Genworth MI Canada, Inc.                             137,465      4,720,749
    Goldcorp, Inc.(2676636)                              925,799     13,257,442
    Goldcorp, Inc.(2676302)                            1,373,863     19,669,697
*   Husky Energy, Inc.                                 1,605,697     23,537,168
*   IAMGOLD Corp.                                         95,000        559,187
    Imperial Oil, Ltd.(2454241)                          187,707      5,901,325
    Imperial Oil, Ltd.(2454252)                          177,585      5,583,272
    Industrial Alliance Insurance & Financial
      Services, Inc.                                     527,331     25,247,579
*   Kinross Gold Corp.                                 6,346,308     27,552,264
    Linamar Corp.                                        167,198      9,872,838
    Lundin Mining Corp.                                3,781,764     27,333,237
#   Magna International, Inc.                            642,390     36,712,589
#   Manulife Financial Corp.(2492520)                  1,490,899     31,651,786
    Manulife Financial Corp.(2492519)                  2,603,564     55,246,358
    Maple Leaf Foods, Inc.                                29,777        843,682
*   Nutrien, Ltd.                                        443,823     23,229,685
*   Seven Generations Energy, Ltd. Class A               149,843      2,089,274
    Sun Life Financial, Inc.(2566124)                  1,110,140     48,169,245
#   Sun Life Financial, Inc.(2568283)                    364,570     15,811,401
    Suncor Energy, Inc.(B3NB1P2)                       3,911,426    141,701,759
#   Suncor Energy, Inc.(B3NB0P5)                       1,160,407     42,064,754
    Teck Resources, Ltd. Class B(2879327)              1,355,792     39,373,082
    Teck Resources, Ltd. Class B(2124533)              1,643,698     47,749,427
    TMX Group, Ltd.                                       33,900      2,132,393
*   Tourmaline Oil Corp.                               1,098,688     17,748,724
*   Turquoise Hill Resources, Ltd.(B7XCYK9)              127,382        385,967
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)            1,611,490      4,913,079
#*  Valeant Pharmaceuticals International, Inc.        1,493,777     27,649,812
    West Fraser Timber Co., Ltd.                          11,349        794,061
    Wheaton Precious Metals Corp.                         43,373        936,423
#   Whitecap Resources, Inc.                             989,184      7,229,890
#   WSP Global, Inc.                                     318,260     15,411,029
    Yamana Gold, Inc.                                  3,207,591     11,083,141
                                                                 --------------
TOTAL CANADA                                                      1,117,539,212
                                                                 --------------
DENMARK -- (1.5%)
    AP Moller - Maersk A.S. Class A                        7,706     13,166,099
    AP Moller - Maersk A.S. Class B                       16,058     28,667,054

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES      VALUE++
                                                      --------- --------------
DENMARK -- (Continued)
#   Carlsberg A.S. Class B                              288,439 $   37,075,607
    Danske Bank A.S.                                    910,236     36,961,844
    DSV A.S.                                            470,071     38,649,128
#   H Lundbeck A.S.                                      74,464      3,795,751
    ISS A.S.                                            518,809     20,242,206
    Jyske Bank A.S.                                      94,849      5,483,185
#   Novozymes A.S. Class B                               47,990      2,662,243
    Rockwool International A.S. Class B                     379        105,869
    Tryg A.S.                                            10,592        257,757
    Vestas Wind Systems A.S.                            461,198     31,457,420
                                                                --------------
TOTAL DENMARK                                                      218,524,163
                                                                --------------
FINLAND -- (0.8%)
    Fortum Oyj                                          967,989     20,991,480
    Nokia Oyj                                         2,606,339     12,571,790
    Stora Enso Oyj Class R                            2,037,136     34,983,261
    Stora Enso Oyj Sponsored ADR                         91,500      1,571,055
#   UPM-Kymmene Oyj                                   1,332,916     44,943,933
    UPM-Kymmene Oyj Sponsored ADR                        51,716      1,750,069
                                                                --------------
TOTAL FINLAND                                                      116,811,588
                                                                --------------
FRANCE -- (8.9%)
    AXA SA                                            2,859,375     94,037,481
    BNP Paribas SA                                    2,361,620    195,055,107
*   Bollore SA(BF99RQ7)                                   6,871         41,112
    Bollore SA(4572709)                               1,351,384      7,845,649
    Bouygues SA                                         709,374     39,425,871
    Carrefour SA                                         54,245      1,293,601
    Casino Guichard Perrachon SA                        143,286      8,372,137
    Cie de Saint-Gobain                                 390,262     22,668,263
    Cie Generale des Etablissements Michelin            105,407     16,862,393
    CNP Assurances                                      497,075     12,739,952
    Credit Agricole SA                                1,026,329     19,350,065
    Electricite de France SA                          1,204,197     16,565,439
    Engie SA                                          5,247,622     91,120,151
    Natixis SA                                        2,063,101     18,786,331
    Orange SA                                         5,668,199    102,422,546
    Peugeot SA                                        2,847,190     63,951,575
    Renault SA                                          972,585    106,822,016
    SCOR SE                                             349,012     15,621,095
    Societe Generale SA                               1,406,255     81,728,090
    STMicroelectronics NV                               707,405     16,892,740
    Total SA                                          6,178,477    358,227,597
    Vivendi SA                                          647,999     18,986,068
                                                                --------------
TOTAL FRANCE                                                     1,308,815,279
                                                                --------------
GERMANY -- (7.1%)
    Allianz SE                                          116,219     29,394,831
    Allianz SE Sponsored ADR                          2,466,930     62,462,668
    Bayerische Motoren Werke AG                       1,145,953    130,898,908
    CECONOMY AG                                          62,654        903,269
*   Commerzbank AG                                    3,131,416     51,671,511

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
GERMANY -- (Continued)
    Daimler AG                                         3,276,825 $  300,113,565
#   Deutsche Bank AG(D18190898)                        1,561,493     28,637,782
    Deutsche Bank AG(5750355)                          1,634,829     30,081,899
    Deutsche Lufthansa AG                              1,461,363     52,203,948
    Evonik Industries AG                                 321,206     12,692,543
    Fraport AG Frankfurt Airport Services Worldwide      157,663     18,667,053
    Fresenius Medical Care AG & Co. KGaA                  95,176     10,970,160
    Hannover Rueck SE                                     30,814      4,214,248
*   Hapag-Lloyd AG                                        13,811        572,876
    HeidelbergCement AG                                  491,604     53,366,560
    Innogy SE                                            333,880     12,728,485
    Lanxess AG                                            72,788      6,356,132
*   Linde AG                                             157,109     38,578,388
#*  METRO AG                                             817,337     17,775,676
    Muenchener Rueckversicherungs-Gesellschaft AG        212,293     49,945,443
*   RWE AG                                             2,995,829     60,084,614
*   Talanx AG                                            181,161      8,020,796
    Telefonica Deutschland Holding AG                  1,542,429      7,796,779
    Uniper SE                                            886,107     26,453,001
    Volkswagen AG                                        110,833     24,589,699
    Wacker Chemie AG                                      11,870      2,381,736
                                                                 --------------
TOTAL GERMANY                                                     1,041,562,570
                                                                 --------------
HONG KONG -- (2.4%)
    Bank of East Asia, Ltd. (The)                        166,154        717,227
    BOC Aviation, Ltd.                                    27,500        161,483
*   Cathay Pacific Airways, Ltd.                       6,482,000     10,272,455
    CK Hutchison Holdings, Ltd.                        7,191,984     97,008,902
    Great Eagle Holdings, Ltd.                            20,363        106,918
    Guoco Group, Ltd.                                      9,000        127,863
    Hang Lung Group, Ltd.                              2,909,000     11,041,714
    Hang Lung Properties, Ltd.                         4,709,000     12,411,931
    Henderson Land Development Co., Ltd.                 868,046      6,057,746
    Hopewell Holdings, Ltd.                              938,669      3,800,684
    Kerry Properties, Ltd.                             2,655,500     12,699,597
    Li & Fung, Ltd.                                    1,908,000        971,990
    Melco International Development, Ltd.                257,000        769,410
    MTR Corp., Ltd.                                      786,002      4,495,208
#   New World Development Co., Ltd.                   22,170,810     35,738,541
#   NWS Holdings, Ltd.                                 2,526,400      4,910,392
    Orient Overseas International, Ltd.                   72,000        676,539
    Shangri-La Asia, Ltd.                              3,926,000      9,954,723
    Sino Land Co., Ltd.                                6,454,217     11,903,652
    SJM Holdings, Ltd.                                   783,000        780,804
    Sun Hung Kai Properties, Ltd.                      2,980,920     51,536,653
    Swire Pacific, Ltd. Class A                        2,398,000     23,934,552
    Swire Pacific, Ltd. Class B                        1,960,000      3,359,052
    Wharf Holdings, Ltd. (The)                         2,729,990     11,123,272
*   Wharf Real Estate Investment Co., Ltd.               415,990      2,874,251
    Wheelock & Co., Ltd.                               3,620,000     28,310,671

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd.                     980,500 $  4,431,131
                                                                   ------------
TOTAL HONG KONG                                                     350,177,361
                                                                   ------------
IRELAND -- (0.2%)
*   Bank of Ireland Group P.L.C.                         1,482,594   14,476,838
    CRH P.L.C.                                             293,793   10,910,936
#   CRH P.L.C. Sponsored ADR                               198,709    7,429,729
    Paddy Power Betfair P.L.C.                               7,740      898,232
                                                                   ------------
TOTAL IRELAND                                                        33,715,735
                                                                   ------------
ISRAEL -- (0.3%)
    Azrieli Group, Ltd.                                      5,724      311,543
    Bank Hapoalim BM                                     2,648,087   19,784,402
    Bank Leumi Le-Israel BM                              3,778,281   23,191,650
    Mizrahi Tefahot Bank, Ltd.                             137,225    2,670,835
                                                                   ------------
TOTAL ISRAEL                                                         45,958,430
                                                                   ------------
ITALY -- (1.9%)
    Eni SpA                                                654,718   11,786,371
    Fiat Chrysler Automobiles NV(BRJFWP3)                2,931,723   70,855,775
#   Fiat Chrysler Automobiles NV(N31738102)              1,307,946   31,613,055
    Intesa Sanpaolo SpA                                  1,230,288    4,833,969
    Mediobanca Banca di Credito Finanziario SpA          1,878,911   22,851,056
*   Telecom Italia SpA                                  18,504,269   16,651,441
#*  Telecom Italia SpA Sponsored ADR                     1,847,002   16,733,838
*   UniCredit SpA                                        4,689,503  103,392,229
                                                                   ------------
TOTAL ITALY                                                         278,717,734
                                                                   ------------
JAPAN -- (21.3%)
    Aeon Co., Ltd.                                       1,158,600   19,779,878
    Aisin Seiki Co., Ltd.                                  265,000   15,510,871
    Alfresa Holdings Corp.                                 178,000    4,332,502
    Amada Holdings Co., Ltd.                               241,800    3,596,671
    Aoyama Trading Co., Ltd.                                41,900    1,650,029
    Asahi Glass Co., Ltd.                                  751,300   33,083,796
    Asahi Kasei Corp.                                    1,294,400   16,982,513
    Bank of Kyoto, Ltd. (The)                              113,679    6,405,082
    Canon Marketing Japan, Inc.                            153,100    4,216,265
    Chiba Bank, Ltd. (The)                               1,064,000    9,262,856
    Chugoku Bank, Ltd. (The)                               256,900    3,386,319
    Citizen Watch Co., Ltd.                              1,064,500    8,178,926
    Coca-Cola Bottlers Japan Holdings, Inc.Coca-Cola
      Bottlers Japan Holdings, Inc.                        112,957    4,001,630
    COMSYS Holdings Corp.                                   14,200      397,158
    Concordia Financial Group, Ltd.                      2,530,100   15,427,835
    Credit Saison Co., Ltd.                                178,400    3,259,402
    Dai Nippon Printing Co., Ltd.                          450,500   10,073,815
    Dai-ichi Life Holdings, Inc.                         2,403,800   50,690,335
    Daicel Corp.                                           311,000    3,781,780
    Daido Steel Co., Ltd.                                   83,500    4,939,184
    Daiwa Securities Group, Inc.                         3,695,000   26,598,579
    Denka Co., Ltd.                                        234,800    9,384,606

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
    Denso Corp.                                            229,500 $ 14,427,698
    DIC Corp.                                              238,900    9,453,650
    Dowa Holdings Co., Ltd.                                 55,500    2,313,302
    Ebara Corp.                                            266,800   10,951,717
    Fuji Media Holdings, Inc.                               52,200      857,646
    FUJIFILM Holdings Corp.                              1,123,900   43,322,889
    Fukuoka Financial Group, Inc.                        1,238,000    7,203,710
    Glory, Ltd.                                            185,800    7,279,575
    Gunma Bank, Ltd. (The)                                 604,496    3,658,127
    H2O Retailing Corp.                                    268,800    5,451,755
    Hachijuni Bank, Ltd. (The)                             622,531    3,701,675
    Hankyu Hanshin Holdings, Inc.                          599,500   24,220,779
    Hiroshima Bank, Ltd. (The)                             381,000    3,202,242
    Hitachi Capital Corp.                                  112,800    3,115,395
    Hitachi Chemical Co., Ltd.                             320,500    8,210,112
    Hitachi Construction Machinery Co., Ltd.               144,500    6,499,544
    Hitachi Metals, Ltd.                                   537,800    7,338,259
    Hitachi Transport System, Ltd.                         105,000    2,729,531
    Hitachi, Ltd.                                        7,419,000   59,202,080
    Hokuhoku Financial Group, Inc.                         191,900    2,886,278
    Honda Motor Co., Ltd.                                4,474,100  157,782,505
    Honda Motor Co., Ltd. Sponsored ADR                     26,040      918,952
    House Foods Group, Inc.                                 64,900    2,261,388
    Ibiden Co., Ltd.                                       476,900    7,434,104
    Idemitsu Kosan Co., Ltd.                               510,696   19,170,802
    IHI Corp.                                               49,900    1,676,079
    Iida Group Holdings Co., Ltd.                          551,300   10,940,753
    Inpex Corp.                                          2,451,200   31,967,396
    Isetan Mitsukoshi Holdings, Ltd.                       606,900    7,290,954
    Isuzu Motors, Ltd.                                      83,900    1,420,764
    ITOCHU Corp.                                         1,734,800   34,135,111
    Iyo Bank, Ltd. (The)                                   492,300    4,064,635
    J Front Retailing Co., Ltd.                            904,700   16,628,702
    JFE Holdings, Inc.                                   1,884,900   44,812,436
    JGC Corp.                                               38,200      830,216
    JSR Corp.                                              317,500    7,547,000
    JTEKT Corp.                                            517,000    9,283,193
    JXTG Holdings, Inc.                                  6,879,403   45,800,319
#   K's Holdings Corp.                                     152,200    4,251,343
    Kamigumi Co., Ltd.                                     199,000    4,379,898
    Kaneka Corp.                                         1,156,542   10,765,724
    Kawasaki Heavy Industries, Ltd.                        138,000    5,714,264
#*  Kawasaki Kisen Kaisha, Ltd.                            195,599    5,202,019
    Kinden Corp.                                           200,200    3,350,627
*   Kobe Steel, Ltd.                                     1,348,600   14,042,245
    Konica Minolta, Inc.                                 2,063,500   20,656,028
    Kuraray Co., Ltd.                                    1,340,000   25,169,603
    Kurita Water Industries, Ltd.                            7,500      246,213
    Kyocera Corp.                                          257,800   17,209,601
    Kyocera Corp. Sponsored ADR                             25,197    1,692,734
    Kyushu Financial Group, Inc.                           514,749    3,092,808
    LIXIL Group Corp.                                      487,800   13,745,521
    Marubeni Corp.                                       3,673,300   27,626,704

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Maruichi Steel Tube, Ltd.                               11,100 $    334,078
    Mazda Motor Corp.                                    2,878,100   40,540,066
    Mebuki Financial Group, Inc.                         1,177,020    5,373,571
    Medipal Holdings Corp.                                 436,700    8,524,466
#   Mitsubishi Chemical Holdings Corp.                   1,976,000   21,550,843
    Mitsubishi Corp.                                     1,521,100   42,629,370
    Mitsubishi Gas Chemical Co., Inc.                      570,500   16,171,273
    Mitsubishi Heavy Industries, Ltd.                      966,000   36,451,955
    Mitsubishi Logistics Corp.                              40,000    1,051,305
    Mitsubishi Materials Corp.                             518,200   19,291,169
    Mitsubishi Motors Corp.                                165,700    1,232,970
    Mitsubishi UFJ Financial Group, Inc.                16,427,906  124,217,429
#   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR   4,761,369   36,281,632
    Mitsubishi UFJ Lease & Finance Co., Ltd.             1,546,200   10,021,039
    Mitsui & Co., Ltd.                                   1,092,800   19,227,243
    Mitsui & Co., Ltd. Sponsored ADR                        11,723    4,155,804
    Mitsui Chemicals, Inc.                                 633,960   19,988,689
    Mitsui Fudosan Co., Ltd.                               837,800   22,064,156
#   Mitsui OSK Lines, Ltd.                                 400,300   14,420,452
    Mizuho Financial Group, Inc.                        32,106,400   60,865,769
    Mizuho Financial Group, Inc. ADR                       184,055      715,974
    MS&AD Insurance Group Holdings, Inc.                   962,053   32,862,780
    NEC Corp.                                            1,086,410   32,847,610
    NGK Spark Plug Co., Ltd.                                16,000      423,690
    NH Foods, Ltd.                                         217,536    5,239,972
    NHK Spring Co., Ltd.                                   676,600    7,541,093
    Nikon Corp.                                            185,000    3,607,780
    Nippo Corp.                                            231,000    5,312,389
    Nippon Electric Glass Co., Ltd.                        110,200    4,556,471
    Nippon Express Co., Ltd.                               352,924   25,432,041
    Nippon Paper Industries Co., Ltd.                      451,300    8,592,260
    Nippon Shokubai Co., Ltd.                              102,400    7,292,055
    Nippon Steel & Sumitomo Metal Corp.                  2,142,693   54,686,111
*   Nippon Yusen K.K.                                      771,300   19,389,949
    Nissan Motor Co., Ltd.                               6,443,700   69,028,220
    Nisshin Seifun Group, Inc.                              41,700      838,269
    Nisshinbo Holdings, Inc.                               305,000    4,349,937
    NOK Corp.                                              355,120    8,284,581
    Nomura Holdings, Inc.                                7,891,502   51,519,265
    Nomura Real Estate Holdings, Inc.                      427,900   10,251,464
    NSK, Ltd.                                               29,000      480,958
    NTN Corp.                                            1,649,000    8,504,770
    Obayashi Corp.                                         279,682    3,376,754
    Oji Holdings Corp.                                   3,833,000   26,335,247
    ORIX Corp.                                           3,123,900   58,515,878
    Resona Holdings, Inc.                                6,274,800   37,999,651
    Ricoh Co., Ltd.                                      3,215,400   31,693,848
    Rohm Co., Ltd.                                          13,300    1,465,200
    Sankyo Co., Ltd.                                        73,900    2,401,050
    SBI Holdings, Inc.                                     518,800   12,612,170
    Sega Sammy Holdings, Inc.                              232,900    3,259,893
    Seino Holdings Co., Ltd.                               413,700    6,879,473
    Sekisui Chemical Co., Ltd.                              58,500    1,118,544

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
#   Sekisui House, Ltd.                                1,108,700 $   20,370,529
    Shimamura Co., Ltd.                                   16,500      1,939,824
#   Shinsei Bank, Ltd.                                   313,400      5,479,653
#   Shizuoka Bank, Ltd. (The)                            851,000      9,100,208
    Sojitz Corp.                                       2,489,000      8,058,098
    Sompo Holdings, Inc.                                 479,000     19,233,805
    Sumitomo Chemical Co., Ltd.                        5,679,000     41,785,829
    Sumitomo Corp.                                       924,000     15,976,518
    Sumitomo Dainippon Pharma Co., Ltd.                   37,700        556,537
    Sumitomo Electric Industries, Ltd.                 2,838,500     48,581,309
    Sumitomo Forestry Co., Ltd.                          516,000      8,889,240
    Sumitomo Heavy Industries, Ltd.                      372,600     17,087,098
    Sumitomo Metal Mining Co., Ltd.                      360,300     16,917,347
    Sumitomo Mitsui Financial Group, Inc.              2,854,200    128,541,623
    Sumitomo Mitsui Trust Holdings, Inc.                 405,244     16,873,899
    Sumitomo Rubber Industries, Ltd.                     664,300     12,939,164
    Suzuken Co., Ltd.                                    113,000      4,816,725
    T&D Holdings, Inc.                                 1,235,600     22,154,560
    Taiheiyo Cement Corp.                                279,821     11,875,348
    Taisho Pharmaceutical Holdings Co., Ltd.               2,000        162,901
    Takashimaya Co., Ltd.                                821,634      8,549,436
    TDK Corp.                                            399,200     36,953,801
    Teijin, Ltd.                                         771,690     17,109,580
    Toda Corp.                                           209,000      1,646,666
    Tokai Rika Co., Ltd.                                 165,500      3,600,492
    Tokio Marine Holdings, Inc.                        1,011,819     47,840,704
    Tokyo Broadcasting System Holdings, Inc.              56,000      1,349,400
    Tokyo Tatemono Co., Ltd.                             410,100      6,611,928
    Tokyu Fudosan Holdings Corp.                       1,737,700     13,758,306
    Toppan Printing Co., Ltd.                          1,326,000     12,499,586
    Tosoh Corp.                                          603,000     13,882,436
    Toyo Seikan Group Holdings, Ltd.                     479,549      7,773,710
    Toyoda Gosei Co., Ltd.                               257,800      6,860,865
    Toyota Industries Corp.                              198,500     12,976,029
    Toyota Motor Corp.                                 4,407,290    303,650,512
#   Toyota Motor Corp. Sponsored ADR                     246,307     33,970,661
    Toyota Tsusho Corp.                                  747,700     30,387,424
    TS Tech Co., Ltd.                                     29,700      1,272,842
    TV Asahi Holdings Corp.                               31,700        655,520
    Ube Industries, Ltd.                                 460,500     13,755,392
    Universal Entertainment Corp.                         23,600      1,125,522
#   Yamada Denki Co., Ltd.                             2,456,700     14,588,289
    Yamaguchi Financial Group, Inc.                      320,148      3,763,782
    Yokohama Rubber Co., Ltd. (The)                      410,200     10,472,083
    Zeon Corp.                                            65,000        980,982
                                                                 --------------
TOTAL JAPAN                                                       3,111,261,426
                                                                 --------------
NETHERLANDS -- (3.4%)
#   ABN AMRO Group NV                                    904,290     30,608,447
    Aegon NV(2008411)                                     16,602        112,728
#   Aegon NV(5927375)                                  3,079,824     21,045,949
    Akzo Nobel NV                                         33,168      3,104,277

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NETHERLANDS -- (Continued)
#*  ArcelorMittal(BD4H9V1)                                 726,121 $ 26,423,547
*   ArcelorMittal(BYPBS67)                               1,780,735   64,493,417
    Coca-Cola European Partners P.L.C.                      31,954    1,282,986
    ING Groep NV                                         5,655,087  111,039,082
#   ING Groep NV Sponsored ADR                           1,003,902   19,776,869
    Koninklijke Ahold Delhaize NV                        3,833,224   85,634,176
    Koninklijke Ahold Delhaize NV Sponsored ADR            211,969    4,726,909
#   Koninklijke DSM NV                                     656,841   67,912,392
    Koninklijke Philips NV(2614313)                         77,993    3,178,995
    Koninklijke Philips NV(5986622)                        551,895   22,495,101
#   NN Group NV                                            739,761   34,890,666
#   Randstad Holding NV                                     71,675    5,059,506
                                                                   ------------
TOTAL NETHERLANDS                                                   501,785,047
                                                                   ------------
NEW ZEALAND -- (0.1%)
    Air New Zealand, Ltd.                                2,185,390    4,954,400
    Auckland International Airport, Ltd.                 1,070,654    5,275,016
    EBOS Group, Ltd.                                        10,032      135,763
    Fletcher Building, Ltd.                              1,337,463    7,715,565
#   Fonterra Co-operative Group, Ltd.                      175,854      803,584
                                                                   ------------
TOTAL NEW ZEALAND                                                    18,884,328
                                                                   ------------
NORWAY -- (0.7%)
    Aker ASA Class A                                        35,437    2,030,665
#   DNB ASA                                              1,392,388   28,300,626
    Norsk Hydro ASA                                      2,295,351   16,713,241
    Norsk Hydro ASA Sponsored ADR                           46,000      333,730
    SpareBank 1 SR-Bank ASA                                207,957    2,482,254
    Statoil ASA                                            855,684   20,049,799
#   Storebrand ASA                                         867,737    7,767,470
#   Subsea 7 SA                                            767,469   11,954,214
    Yara International ASA                                 341,418   16,422,459
                                                                   ------------
TOTAL NORWAY                                                        106,054,458
                                                                   ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                      541,158    4,734,181
                                                                   ------------
SINGAPORE -- (0.8%)
    CapitaLand, Ltd.                                     5,086,200   14,849,967
    City Developments, Ltd.                              1,342,200   13,527,226
    DBS Group Holdings, Ltd.                                88,931    1,784,943
    Frasers Centrepoint, Ltd.                              465,500      763,110
    Golden Agri-Resources, Ltd.                         12,719,900    3,674,323
    Hutchison Port Holdings Trust                       16,251,500    6,721,231
#   Keppel Corp., Ltd.                                   4,932,100   32,476,555
    Olam International, Ltd.                               410,300      696,301
    SembCorp Industries, Ltd.                            3,503,300    9,052,970
    Singapore Airlines, Ltd.                             2,547,600   21,941,684
    United Industrial Corp., Ltd.                        1,867,970    4,810,134
    UOL Group, Ltd.                                      1,015,674    7,062,926

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
    Wilmar International, Ltd.                           1,227,900 $  2,990,380
                                                                   ------------
TOTAL SINGAPORE                                                     120,351,750
                                                                   ------------
SPAIN -- (2.7%)
    Banco Bilbao Vizcaya Argentaria SA                   1,512,484   14,193,976
    Banco de Sabadell SA                                18,523,466   44,026,674
#   Banco Santander SA                                  28,980,064  215,154,947
    Banco Santander SA Sponsored ADR                        70,430      521,886
    Bankia SA                                              497,865    2,520,211
    CaixaBank SA                                         1,532,759    8,267,882
    Iberdrola SA(B288C92)                                  236,411    1,924,335
    Iberdrola SA(BF7PH45)                                    5,139       41,845
    Mapfre SA                                              404,428    1,436,088
    Repsol SA                                            5,389,065  101,427,148
                                                                   ------------
TOTAL SPAIN                                                         389,514,992
                                                                   ------------
SWEDEN -- (2.5%)
*   Arjo AB Class B                                        148,151      485,069
    Boliden AB                                           1,273,315   46,225,073
*   Essity AB Class A                                       40,506    1,212,430
*   Essity AB Class B                                      223,246    6,687,483
    Getinge AB Class B                                     224,227    3,072,535
#   Holmen AB Class A                                        2,781      169,901
    Holmen AB Class B                                      238,142   12,545,238
#   ICA Gruppen AB                                           8,133      317,735
#   Intrum Justitia AB                                      12,341      457,591
#   Millicom International Cellular SA                     123,600    9,219,633
    Nordea Bank AB                                       7,285,616   89,941,625
    Skandinaviska Enskilda Banken AB                        28,685      366,951
#   Skandinaviska Enskilda Banken AB Class A             4,352,124   55,001,214
*   SSAB AB Class A                                        488,788    3,101,269
*   SSAB AB Class B                                      1,231,759    6,408,435
#   Svenska Cellulosa AB SCA Class A                        63,918      740,725
    Svenska Cellulosa AB SCA Class B                     1,764,177   18,254,229
    Svenska Handelsbanken AB Class A                     1,326,045   19,299,507
    Svenska Handelsbanken AB Class B                         8,306      122,754
#   Tele2 AB Class B                                       614,314    7,682,655
#   Telefonaktiebolaget LM Ericsson Class A                 28,098      181,009
#   Telefonaktiebolaget LM Ericsson Class B              4,670,331   30,038,773
#   Telefonaktiebolaget LM Ericsson Sponsored ADR          466,285    3,002,875
    Telia Co. AB                                         7,369,423   36,992,193
    Trelleborg AB Class B                                  330,139    8,811,911
                                                                   ------------
TOTAL SWEDEN                                                        360,338,813
                                                                   ------------
SWITZERLAND -- (7.5%)
    ABB, Ltd.                                              659,006   18,368,321
    Adecco Group AG                                        747,305   61,488,965
    Baloise Holding AG                                     216,241   35,377,537
    Banque Cantonale Vaudoise                                  468      393,656
#   Cie Financiere Richemont SA                          1,447,229  138,812,423
    Clariant AG                                          1,343,506   38,454,818
#   Credit Suisse Group AG                               1,363,427   26,370,061

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
SWITZERLAND -- (Continued)
    Credit Suisse Group AG Sponsored ADR               1,052,790 $   20,360,959
*   Dufry AG                                             143,489     22,259,100
    Flughafen Zurich AG                                   25,219      6,424,813
    Helvetia Holding AG                                    2,332      1,389,314
#   Julius Baer Group, Ltd.                              634,580     43,593,271
    LafargeHolcim, Ltd.                                  822,246     50,309,139
    LafargeHolcim, Ltd.                                  375,078     22,992,384
    Lonza Group AG                                         1,094        303,953
    Novartis AG                                        1,815,699    163,879,658
    Novartis AG Sponsored ADR                            285,463     25,708,798
#   Swatch Group AG (The)(7184736)                       176,687     15,262,789
#   Swatch Group AG (The)(7184725)                       139,269     63,714,085
    Swiss Life Holding AG                                106,141     39,855,693
#   Swiss Re AG                                          821,038     80,981,763
    UBS Group AG(BRJL176)                              3,507,610     71,202,384
#*  UBS Group AG(H42097107)                              546,615     11,107,217
    Vifor Pharma AG                                        8,203      1,206,412
    Zurich Insurance Group AG                            417,577    137,360,947
                                                                 --------------
TOTAL SWITZERLAND                                                 1,097,178,460
                                                                 --------------
UNITED KINGDOM -- (16.6%)
#   Anglo American P.L.C.                              5,924,428    143,613,560
    Antofagasta P.L.C.                                   156,105      2,066,052
    Aviva P.L.C.                                       3,787,407     27,630,718
    Barclays P.L.C.                                      605,719      1,722,610
#   Barclays P.L.C. Sponsored ADR                      5,064,733     57,586,014
    Barratt Developments P.L.C.                        1,990,132     16,531,642
    BHP Billiton P.L.C.                                  469,563     10,457,273
    BHP Billiton P.L.C. ADR                               85,415      3,802,676
    BP P.L.C. Sponsored ADR                            8,305,690    355,400,475
    Carnival P.L.C.                                       28,308      1,997,261
    Glencore P.L.C.                                   22,334,025    128,005,069
    HSBC Holdings P.L.C.                              16,748,580    178,684,710
#   HSBC Holdings P.L.C. Sponsored ADR                 2,817,543    151,893,743
    Investec P.L.C.                                      118,718        922,349
    J Sainsbury P.L.C.                                 8,162,535     29,369,190
    John Wood Group P.L.C.                               109,635      1,010,636
    Kingfisher P.L.C.                                  7,427,275     36,562,609
    Lloyds Banking Group P.L.C.                      161,936,300    159,992,743
#   Lloyds Banking Group P.L.C. ADR                    1,479,223      5,961,269
    Mediclinic International P.L.C.                       54,336        460,125
    Old Mutual P.L.C.                                  3,285,491     10,904,859
    Pearson P.L.C.                                       748,020      7,362,396
#   Pearson P.L.C. Sponsored ADR                       1,119,256     10,935,131
*   Royal Bank of Scotland Group P.L.C.                2,796,353     11,438,239
#*  Royal Bank of Scotland Group P.L.C. Sponsored
      ADR                                                632,031      5,264,818
    Royal Dutch Shell P.L.C. Class A                   2,411,083     84,529,314
    Royal Dutch Shell P.L.C. Class B                     398,623     14,140,143
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A    3,961,368    278,246,462
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B    3,852,485    277,109,246
    Royal Mail P.L.C.                                  1,580,741     10,531,919
*   Standard Chartered P.L.C.                          5,586,420     64,999,309

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ---------- ---------------
UNITED KINGDOM -- (Continued)
      Vodafone Group P.L.C.                          58,351,986 $   186,016,404
#     Vodafone Group P.L.C. Sponsored ADR             4,011,201     129,240,905
      WM Morrison Supermarkets P.L.C.                 7,577,829      23,884,450
                                                                ---------------
TOTAL UNITED KINGDOM                                              2,428,274,319
                                                                ---------------
TOTAL COMMON STOCKS                                              13,602,746,465
                                                                ---------------
PREFERRED STOCKS -- (1.2%)

GERMANY -- (1.2%)
      Bayerische Motoren Werke AG                        86,355       8,440,469
      Porsche Automobil Holding SE                      267,840      24,785,360
      Volkswagen AG                                     642,243     141,231,781
                                                                ---------------
TOTAL GERMANY                                                       174,457,610
                                                                ---------------
TOTAL PREFERRED STOCKS                                              174,457,610
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

ITALY -- (0.0%)
*     UniCredit SpA Rights 02/21/18                   4,527,166          22,449
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      13,777,226,524
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund                 74,202,207     858,593,732
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,512,736,170)^^                                      $14,635,820,256
                                                                ===============

At January 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFA Index Future     381     03/16/18  $ 38,353,824 $ 40,871,775   $2,517,951
S&P 500 Emini Index(R)     564     03/16/18    74,836,382   79,687,560    4,851,178
                                             ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                      $113,190,206 $120,559,335   $7,369,129
                                             ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED



Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia             $   41,588,904 $   755,887,340   --    $   797,476,244
   Austria                           --      13,406,901   --         13,406,901
   Belgium                           --     141,663,474   --        141,663,474
   Canada                 1,117,539,212              --   --      1,117,539,212
   Denmark                           --     218,524,163   --        218,524,163
   Finland                    3,321,124     113,490,464   --        116,811,588
   France                            --   1,308,815,279   --      1,308,815,279
   Germany                   91,100,450     950,462,120   --      1,041,562,570
   Hong Kong                  2,874,251     347,303,110   --        350,177,361
   Ireland                    7,429,729      26,286,006   --         33,715,735
   Israel                            --      45,958,430   --         45,958,430
   Italy                     48,346,893     230,370,841   --        278,717,734
   Japan                     77,735,757   3,033,525,669   --      3,111,261,426
   Netherlands               54,219,048     447,565,999   --        501,785,047
   New Zealand                       --      18,884,328   --         18,884,328
   Norway                       333,730     105,720,728   --        106,054,458
   Portugal                          --       4,734,181   --          4,734,181
   Singapore                         --     120,351,750   --        120,351,750
   Spain                        563,731     388,951,261   --        389,514,992
   Sweden                     3,487,944     356,850,869   --        360,338,813
   Switzerland               57,176,974   1,040,001,486   --      1,097,178,460
   United Kingdom         1,275,440,739   1,152,833,580   --      2,428,274,319
Preferred Stocks
   Germany                           --     174,457,610   --        174,457,610
Rights/Warrants
   Italy                             --          22,449   --             22,449
Securities Lending
  Collateral                         --     858,593,732   --        858,593,732
Futures Contracts**           7,369,129              --   --          7,369,129
                         -------------- ---------------   --    ---------------
TOTAL                    $2,788,527,615 $11,854,661,770   --    $14,643,189,385
                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (94.1%)

BRAZIL -- (5.2%)
    Ambev SA                                                855,320 $ 5,896,554
    Ambev SA ADR                                          5,984,451  41,113,178
    B3 SA - Brasil Bolsa Balcao                           2,391,599  19,591,650
    Banco Bradesco SA                                     1,026,481  12,676,979
    Banco do Brasil SA                                      707,218   8,810,734
    Banco Santander Brasil SA                               277,857   3,128,039
    BB Seguridade Participacoes SA                          671,925   6,565,321
    BR Malls Participacoes SA                               105,700     426,130
    Braskem SA Sponsored ADR                                154,641   4,812,428
*   BRF SA                                                  287,141   3,186,376
    CCR SA                                                2,367,268  11,646,798
*   Centrais Eletricas Brasileiras SA                       174,377   1,111,884
#   Centrais Eletricas Brasileiras SA ADR                    49,971     392,272
    Cia de Saneamento Basico do Estado de Sao Paulo         457,600   5,226,773
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR     150,389   1,705,411
*   Cia Siderurgica Nacional SA                             575,321   1,987,569
#*  Cia Siderurgica Nacional SA Sponsored ADR               380,551   1,293,873
    Cielo SA                                              1,808,236  15,261,605
    Cosan SA Industria e Comercio                           179,390   2,458,584
    CPFL Energia SA ADR                                           1           8
    Embraer SA Sponsored ADR                                229,058   5,783,715
    Engie Brasil Energia SA                                 290,301   3,277,472
    Equatorial Energia SA                                   333,000   7,320,496
    Fibria Celulose SA                                       22,600     388,974
    Fibria Celulose SA Sponsored ADR                        219,511   3,775,589
    Gerdau SA                                               226,232     878,302
#   Gerdau SA Sponsored ADR                                 577,984   2,589,368
    Hypermarcas SA                                          294,849   3,363,409
    Itau Unibanco Holding SA                                447,826   6,233,646
    JBS SA                                                2,486,248   7,841,602
    Klabin SA                                               678,700   3,795,608
    Kroton Educacional SA                                 1,126,424   5,734,801
    Localiza Rent a Car SA                                  606,300   4,902,014
    Lojas Americanas SA                                     102,484     418,946
    Lojas Renner SA                                       1,274,302  15,144,774
    M Dias Branco SA                                         90,800   1,632,673
    Magazine Luiza SA                                       106,400   2,827,180
    Multiplan Empreendimentos Imobiliarios SA                66,300   1,510,706
    Natura Cosmeticos SA                                    186,600   2,045,018
*   Petroleo Brasileiro SA                                2,706,971  18,112,672
*   Petroleo Brasileiro SA Sponsored ADR                    695,333   9,289,649
    Raia Drogasil SA                                        381,000  10,085,231
*   Rumo SA                                               1,147,900   5,142,253
    Suzano Papel e Celulose SA                              355,555   2,305,639
#   Telefonica Brasil SA ADR                                 18,000     305,280
    Tim Participacoes SA                                  1,162,813   4,928,144
    Ultrapar Participacoes SA                               394,184  10,093,613
#   Ultrapar Participacoes SA Sponsored ADR                 254,308   6,510,285
    Vale SA                                               3,260,014  42,486,505
    Vale SA Sponsored ADR                                 1,665,739  21,804,517

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    WEG SA                                                 261,487 $  1,944,356
                                                                   ------------
TOTAL BRAZIL                                                        359,764,603
                                                                   ------------
CHILE -- (1.4%)
    AES Gener SA                                         2,468,815      792,170
    Aguas Andinas SA Class A                             4,770,656    3,214,512
#   Banco de Chile ADR                                      46,702    4,742,588
    Banco de Credito e Inversiones                          74,917    5,751,770
    Banco Santander Chile ADR                              227,071    7,731,767
    Cencosud SA                                          2,162,863    6,741,114
    Cia Cervecerias Unidas SA                              109,017    1,561,665
#   Cia Cervecerias Unidas SA Sponsored ADR                 95,396    2,801,781
    Colbun SA                                           11,333,704    2,817,943
    Embotelladora Andina SA Class B ADR                     22,761      661,207
    Empresa Nacional de Telecomunicaciones SA               70,228      839,212
    Empresas CMPC SA                                     1,823,644    7,174,864
    Empresas COPEC SA                                      388,653    6,723,535
    Enel Americas SA ADR                                   853,477   10,053,960
    Enel Chile SA                                          554,701    3,494,616
    Enel Generacion Chile SA                             1,772,218    1,695,469
#   Enel Generacion Chile SA ADR                           152,864    4,397,897
    Itau CorpBanca(BZ30DD5)                                 30,902      472,492
    Itau CorpBanca(BYT25P4)                            178,092,356    1,807,913
    Latam Airlines Group SA Sponsored ADR                  468,978    8,010,144
    SACI Falabella                                         918,716    9,652,654
#   Sociedad Quimica y Minera de Chile SA Sponsored
      ADR                                                  153,936    8,678,912
                                                                   ------------
TOTAL CHILE                                                          99,818,185
                                                                   ------------
CHINA -- (16.7%)
    AAC Technologies Holdings, Inc.                        634,000   10,505,119
    Agile Group Holdings, Ltd.                           1,904,000    3,411,255
    Agricultural Bank of China, Ltd. Class H            12,316,000    7,535,398
    Air China, Ltd. Class H                              2,406,000    3,507,548
#*  Alibaba Group Holding, Ltd. Sponsored ADR              524,851  107,221,811
#*  Aluminum Corp. of China, Ltd. ADR                      107,180    1,808,127
#*  Aluminum Corp. of China, Ltd. Class H                  590,000      399,011
    Angang Steel Co., Ltd. Class H                         622,000      675,519
    Anhui Conch Cement Co., Ltd. Class H                 1,089,500    5,977,903
    Anta Sports Products, Ltd.                           1,125,000    5,397,851
    BAIC Motor Corp., Ltd. Class H                       1,725,000    2,694,235
*   Baidu, Inc. Sponsored ADR                               80,503   19,877,801
    Bank of China, Ltd. Class H                         38,183,181   22,884,483
    Bank of Communications Co., Ltd. Class H             3,692,515    3,188,798
    BBMG Corp. Class H                                     877,500      435,458
    Beijing Capital International Airport Co., Ltd.
      Class H                                            1,558,000    2,365,513
    Beijing Enterprises Holdings, Ltd.                     373,972    2,294,931
#   Beijing Enterprises Water Group, Ltd.                4,292,000    3,082,533
    Brilliance China Automotive Holdings, Ltd.           1,842,000    4,683,165
#   Byd Co., Ltd. Class H                                  604,386    5,686,582
    BYD Electronic International Co., Ltd.                 547,000    1,343,707
    CGN Power Co., Ltd. Class H                          6,045,000    1,707,399
    China Cinda Asset Management Co., Ltd. Class H       5,887,000    2,486,772

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China CITIC Bank Corp., Ltd. Class H                  3,686,928 $ 3,026,930
    China Coal Energy Co., Ltd. Class H                   1,577,777     814,188
    China Communications Construction Co., Ltd. Class H   4,909,000   5,845,080
    China Communications Services Corp., Ltd. Class H     1,746,000   1,106,048
    China Construction Bank Corp. Class H                51,616,590  59,259,532
    China Eastern Airlines Corp., Ltd.                        2,200      98,824
    China Eastern Airlines Corp., Ltd. Class H            1,734,000   1,568,104
    China Everbright Bank Co., Ltd. Class H               1,711,000     968,342
#   China Everbright International, Ltd.                  2,332,000   3,551,407
#*  China Evergrande Group                                2,691,000   8,861,731
    China Galaxy Securities Co., Ltd. Class H             1,554,500   1,266,348
    China Gas Holdings, Ltd.                              1,845,200   5,386,843
#   China Hongqiao Group, Ltd.                            2,630,000   3,353,173
    China Huarong Asset Management Co., Ltd. Class H     11,869,000   5,988,103
*   China Huishan Dairy Holdings Co., Ltd.                2,888,000       2,888
#   China International Capital Corp., Ltd. Class H         347,600     779,633
    China International Marine Containers Group Co.,
      Ltd. Class H                                          346,600     713,372
    China Jinmao Holdings Group, Ltd.                       760,000     494,726
#   China Life Insurance Co., Ltd. ADR                      578,862   9,701,727
#   China Lodging Group, Ltd. ADR                            19,385   2,897,864
    China Longyuan Power Group Corp., Ltd. Class H        2,767,000   2,019,687
    China Medical System Holdings, Ltd.                     530,000   1,134,476
    China Mengniu Dairy Co., Ltd.                         1,692,000   5,515,804
    China Merchants Bank Co., Ltd. Class H                2,139,054  10,443,559
    China Merchants Port Holdings Co., Ltd.               1,000,970   2,639,302
    China Merchants Securities Co., Ltd. Class H            158,200     267,367
    China Minsheng Banking Corp., Ltd. Class H            2,170,000   2,475,219
    China Mobile, Ltd. Sponsored ADR                        902,501  47,525,703
#   China Molybdenum Co., Ltd. Class H                    1,587,966   1,218,377
    China Oilfield Services, Ltd. Class H                 1,036,000   1,232,987
    China Overseas Land & Investment, Ltd.                5,600,000  21,656,717
    China Pacific Insurance Group Co., Ltd. Class H       1,040,600   5,260,028
    China Petroleum & Chemical Corp. ADR                    123,421  10,719,088
    China Petroleum & Chemical Corp. Class H             10,440,800   9,025,191
    China Railway Construction Corp., Ltd. Class H        2,681,500   3,255,882
    China Railway Group, Ltd. Class H                     3,849,000   2,947,943
    China Railway Signal & Communication Corp., Ltd.
      Class H                                             1,100,000     848,100
    China Reinsurance Group Corp. Class H                 2,780,000     652,922
    China Resources Beer Holdings Co., Ltd.                 943,611   3,563,360
    China Resources Gas Group, Ltd.                       1,108,000   3,648,572
    China Resources Land, Ltd.                            3,844,666  15,301,551
    China Resources Pharmaceutical Group, Ltd.              449,500     591,562
    China Resources Power Holdings Co., Ltd.              1,790,517   3,301,456
    China Shenhua Energy Co., Ltd. Class H                2,188,000   6,798,669
    China Southern Airlines Co., Ltd. Class H             2,050,000   2,670,155
    China Southern Airlines Co., Ltd. Sponsored ADR          12,306     796,198
#   China State Construction International Holdings,
      Ltd.                                                2,048,250   2,956,559
    China Taiping Insurance Holdings Co., Ltd.            1,044,306   4,495,672
#   China Telecom Corp., Ltd. ADR                            56,720   2,815,581
    China Telecom Corp., Ltd. Class H                     3,440,000   1,703,733
*   China Unicom Hong Kong, Ltd.                          4,230,000   6,340,808
#*  China Unicom Hong Kong, Ltd. ADR                        523,460   7,872,838
    China Vanke Co., Ltd. Class H                           927,700   4,518,759

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Chongqing Rural Commercial Bank Co., Ltd. Class H     2,994,000 $ 2,704,355
    CITIC Securities Co., Ltd. Class H                    1,145,500   3,037,522
    CITIC, Ltd.                                           4,388,000   6,905,923
    CNOOC, Ltd. Sponsored ADR                               104,426  16,415,767
*   COSCO SHIPPING Development Co., Ltd. Class H          2,657,000     590,861
#*  COSCO SHIPPING Holdings Co., Ltd. Class H             2,097,000   1,238,088
    COSCO SHIPPING Ports, Ltd.                              221,786     231,761
    Country Garden Holdings Co., Ltd.                     6,752,686  14,504,691
    CRRC Corp., Ltd. Class H                              1,335,000   1,319,426
    CSPC Pharmaceutical Group, Ltd.                       4,882,000  10,814,931
#*  Ctrip.com International, Ltd. ADR                        76,445   3,576,097
    Dali Foods Group Co., Ltd.                              240,500     235,768
    Dalian Port PDA Co., Ltd. Class H                     1,119,000     207,054
*   Datang International Power Generation Co., Ltd.
      Class H                                             3,068,000   1,010,783
    Dongfeng Motor Group Co., Ltd. Class H                1,846,000   2,403,933
    ENN Energy Holdings, Ltd.                               741,000   5,725,156
#   Everbright Securities Co., Ltd. Class H                 112,800     148,072
    Fosun International, Ltd.                             2,024,222   4,765,556
#   Fullshare Holdings, Ltd.                              3,520,000   1,656,300
    Fuyao Glass Industry Group Co., Ltd. Class H            494,000   2,085,985
    Geely Automobile Holdings, Ltd.                       4,750,000  15,111,449
    GF Securities Co., Ltd. Class H                         607,800   1,354,274
#   Great Wall Motor Co., Ltd. Class H                    2,660,500   3,233,093
    Guangdong Investment, Ltd.                            2,550,000   3,791,243
    Guangshen Railway Co., Ltd. Sponsored ADR                27,717     922,145
    Guangzhou Automobile Group Co., Ltd. Class H          1,132,259   2,552,011
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H                                           98,000     286,552
    Guangzhou R&F Properties Co., Ltd. Class H            2,036,800   5,700,445
#*  Guotai Junan Securities Co., Ltd. Class H               208,600     527,857
    Haier Electronics Group Co., Ltd.                     1,145,000   3,908,778
    Haitian International Holdings, Ltd.                    530,000   1,664,088
    Haitong Securities Co., Ltd. Class H                  2,580,800   4,204,193
*   Hanergy Thin Film Power Group, Ltd.                   5,416,000      29,055
    Hengan International Group Co., Ltd.                    853,000   8,172,393
#   Huadian Power International Corp., Ltd. Class H       1,738,000     659,840
    Huaneng Power International, Inc. Class H             1,598,000   1,027,880
#   Huaneng Power International, Inc. Sponsored ADR          34,452     887,483
    Huatai Securities Co., Ltd. Class H                     826,400   1,868,664
    Huishang Bank Corp., Ltd. Class H                       728,000     401,919
    Industrial & Commercial Bank of China, Ltd. Class H  44,476,185  41,895,126
*   JD.com, Inc. ADR                                        193,914   9,546,386
    Jiangsu Expressway Co., Ltd. Class H                  1,308,000   2,011,855
    Jiangxi Copper Co., Ltd. Class H                        797,000   1,346,486
    Kingboard Chemical Holdings, Ltd.                       916,500   5,014,838
    Kingboard Laminates Holdings, Ltd.                      177,500     311,810
    Kunlun Energy Co., Ltd.                               5,284,000   5,241,529
    Lee & Man Paper Manufacturing, Ltd.                   1,126,000   1,322,354
    Legend Holdings Corp. Class H                           293,200   1,059,222
    Lenovo Group, Ltd.                                   10,021,278   5,768,783
#   Logan Property Holdings Co., Ltd.                     1,624,000   2,464,914
    Longfor Properties Co., Ltd.                          2,024,000   6,605,108
*   Maanshan Iron & Steel Co., Ltd. Class H               1,048,000     561,693
    Metallurgical Corp. of China, Ltd. Class H            1,255,000     398,300

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
CHINA -- (Continued)
    Minth Group, Ltd.                                    444,000 $    2,500,205
    NetEase, Inc. ADR                                     55,240     17,685,638
    New China Life Insurance Co., Ltd. Class H           356,600      2,313,966
    New Oriental Education & Technology Group, Inc.
      Sponsored ADR                                        5,286        486,788
    Nexteer Automotive Group, Ltd.                       976,000      2,078,216
    Nine Dragons Paper Holdings, Ltd.                  1,888,000      2,929,183
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                          5,032,000      2,867,104
    PetroChina Co., Ltd. ADR                             118,623      9,373,589
    PetroChina Co., Ltd. Class H                       3,056,000      2,411,815
    PICC Property & Casualty Co., Ltd. Class H         2,468,132      5,106,011
    Ping An Insurance Group Co. of China, Ltd. Class H 3,690,000     43,460,763
    Postal Savings Bank of China Co., Ltd. Class H     2,476,000      1,652,901
    Red Star Macalline Group Corp., Ltd. Class H         290,200        383,082
#* Semiconductor Manufacturing International Corp. 4,418,600 6,358,976 #* Semiconductor Manufacturing International Corp.
      ADR                                                 12,278         89,015
#*  Shanghai Electric Group Co., Ltd. Class H          1,464,000        594,520
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H                                            240,500      1,397,505
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H   363,800        950,547
    Shengjing Bank Co., Ltd. Class H                     239,500        195,578
    Shenzhou International Group Holdings, Ltd.          574,000      5,910,934
    Shimao Property Holdings, Ltd.                     2,419,871      7,180,676
    Sino Biopharmaceutical, Ltd.                       5,247,000      9,624,869
    Sino-Ocean Group Holding, Ltd.                     2,194,000      1,811,323
    Sinopec Engineering Group Co., Ltd. Class H          981,500      1,057,034
*   Sinopec Oilfield Service Corp. Class H               476,000         84,991
    Sinopec Shanghai Petrochemical Co., Ltd. Class H 3,763,000 2,297,578 Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR                                        7,418        458,253
    Sinopharm Group Co., Ltd. Class H                  1,310,800      5,776,577
    Sun Art Retail Group, Ltd.                         3,039,500      4,116,275
#   Sunac China Holdings, Ltd.                           770,000      3,674,980
    Sunny Optical Technology Group Co., Ltd.             536,000      7,388,074
    TAL Education Group ADR                                  232          7,556
    Tencent Holdings, Ltd.                             3,779,000    223,291,418
    Tingyi Cayman Islands Holding Corp.                2,732,000      5,681,930
    Travelsky Technology, Ltd. Class H                   725,000      2,262,824
    Tsingtao Brewery Co., Ltd. Class H                   222,000      1,236,065
*   Vipshop Holdings, Ltd. ADR                           105,883      1,750,246
#   Want Want China Holdings, Ltd.                     6,644,000      5,855,432
    Weichai Power Co., Ltd. Class H                    3,416,800      4,262,181
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H                                            520,519        905,817
    Yanzhou Coal Mining Co., Ltd. Class H                718,000      1,248,782
    Yum China Holdings, Inc.                             149,136      6,918,419
    Zhejiang Expressway Co., Ltd. Class H              1,482,000      1,750,178
    Zhongsheng Group Holdings, Ltd.                      192,500        482,440
    Zhuzhou CRRC Times Electric Co., Ltd. Class H        292,200      1,616,306
    Zijin Mining Group Co., Ltd. Class H               7,523,000      3,792,747
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                  724,400        316,100
*   ZTE Corp. Class H                                    231,285        839,279
                                                                 --------------
TOTAL CHINA                                                       1,164,934,088
                                                                 --------------
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                    48,940      1,150,213

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
COLOMBIA -- (Continued)
    Bancolombia SA                                          267,033 $ 3,059,876
#   Bancolombia SA Sponsored ADR                            102,465   4,708,267
    Cementos Argos SA                                       367,747   1,464,252
    Ecopetrol SA                                          3,327,922   3,119,199
#   Ecopetrol SA Sponsored ADR                              172,877   3,262,189
    Grupo Argos SA                                          170,190   1,237,748
#   Grupo Aval Acciones y Valores SA                         84,617     770,015
    Grupo de Inversiones Suramericana SA                    264,515   3,739,380
    Grupo Energia Bogota SA ESP                           1,325,509     948,128
    Grupo Nutresa SA                                        184,144   1,754,497
    Interconexion Electrica SA ESP                          613,721   3,092,398
                                                                    -----------
TOTAL COLOMBIA                                                       28,306,162
                                                                    -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                310,844   7,961,583
    Komercni banka A.S.                                      46,466   2,133,922
    Moneta Money Bank A.S.                                   30,234     125,488
    O2 Czech Republic A.S.                                   70,083     977,177
    Philip Morris CR A.S.                                       755     627,495
    Unipetrol A.S.                                          120,920   2,175,244
                                                                    -----------
TOTAL CZECH REPUBLIC                                                 14,000,909
                                                                    -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E.
      GDR(5668287)                                        1,400,823   6,360,180
    Commercial International Bank Egypt S.A.E.
      GDR(201712205)                                        120,857     548,691
    Egyptian Financial Group-Hermes Holding Co.
      GDR(710232901)                                         13,986      32,541
    Egyptian Financial Group-Hermes Holding Co.
      GDR(268425402)                                         22,886      53,324
                                                                    -----------
TOTAL EGYPT                                                           6,994,736
                                                                    -----------
GREECE -- (0.3%)
*   Alpha Bank AE                                           105,217     256,005
*   Eurobank Ergasias SA                                        331         369
*   FF Group                                                 20,041     480,525
    Hellenic Petroleum SA                                   112,224   1,225,158
    Hellenic Telecommunications Organization SA             340,319   5,336,689
    JUMBO SA                                                168,373   3,326,035
    Motor Oil Hellas Corinth Refineries SA                   96,253   2,405,623
*   National Bank of Greece SA                              128,189      54,204
    OPAP SA                                                 278,698   3,734,570
    Titan Cement Co. SA                                      61,385   1,883,893
                                                                    -----------
TOTAL GREECE                                                         18,703,071
                                                                    -----------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                        1,274,556  15,567,765
    OTP Bank P.L.C.                                         283,456  13,133,687
    Richter Gedeon Nyrt                                     117,849   3,025,185
                                                                    -----------
TOTAL HUNGARY                                                        31,726,637
                                                                    -----------
INDIA -- (11.7%)
*   3M India, Ltd.                                               39      11,509
*   5Paisa Capital, Ltd.                                      4,048      18,523

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    ABB India, Ltd.                                          30,827 $   801,436
    ACC, Ltd.                                                48,206   1,299,187
    Adani Enterprises, Ltd.                                 198,015     659,556
    Adani Ports & Special Economic Zone, Ltd.               833,961   5,595,849
*   Adani Transmissions, Ltd.                               272,206     889,462
*   Aditya Birla Capital, Ltd.                              324,352     868,577
*   Aditya Birla Fashion and Retail, Ltd.                   432,994   1,114,008
    Alkem Laboratories, Ltd.                                  6,502     224,957
    Ambuja Cements, Ltd.                                    534,721   2,206,490
    Apollo Hospitals Enterprise, Ltd.                        29,982     546,899
    Ashok Leyland, Ltd.                                   2,765,773   5,473,128
    Asian Paints, Ltd.                                      448,324   7,975,744
    Aurobindo Pharma, Ltd.                                  625,132   6,203,564
    Axis Bank, Ltd.                                       1,394,908  13,000,252
    Bajaj Auto, Ltd.                                        106,016   5,543,839
    Bajaj Finance, Ltd.                                     262,176   6,896,509
    Bajaj Finserv, Ltd.                                      76,033   5,715,422
    Bajaj Holdings & Investment, Ltd.                        61,602   2,716,823
    Balkrishna Industries, Ltd.                              28,145     503,793
    Bank of Baroda                                          646,977   1,587,546
*   Bank of India                                           242,165     595,333
    Berger Paints India, Ltd.                               347,022   1,363,585
    Bharat Electronics, Ltd.                                726,004   1,925,072
    Bharat Forge, Ltd.                                      306,682   3,466,010
    Bharat Heavy Electricals, Ltd.                        1,198,766   1,878,016
    Bharat Petroleum Corp., Ltd.                            829,380   6,384,184
    Bharti Airtel, Ltd.                                   1,820,147  12,571,837
    Bharti Infratel, Ltd.                                   729,923   4,031,807
    Biocon, Ltd.                                            121,818   1,175,763
    Bosch, Ltd.                                               7,147   2,173,901
    Britannia Industries, Ltd.                               31,591   2,315,885
    Cadila Healthcare, Ltd.                                 362,605   2,424,001
    Canara Bank                                             181,947     971,026
    Castrol India, Ltd.                                     247,880     715,510
    Cholamandalam Investment and Finance Co., Ltd.           70,179   1,423,402
    Cipla, Ltd.                                             555,658   5,181,697
    Coal India, Ltd.                                        745,896   3,520,365
    Colgate-Palmolive India, Ltd.                           115,396   2,030,138
    Container Corp. Of India, Ltd.                           47,945   1,047,256
    Cummins India, Ltd.                                      95,747   1,352,604
    Dabur India, Ltd.                                       743,476   4,162,373
    Dalmia Bharat, Ltd.                                      26,093   1,206,756
    Dewan Housing Finance Corp., Ltd.                       341,630   3,119,439
    Divi's Laboratories, Ltd.                               147,169   2,413,025
    DLF, Ltd.                                               681,927   2,676,006
    Dr Reddy's Laboratories, Ltd.                            71,015   2,486,423
#   Dr Reddy's Laboratories, Ltd. ADR                       148,465   5,116,104
    Edelweiss Financial Services, Ltd.                      685,621   3,002,549
    Eicher Motors, Ltd.                                      20,610   8,697,867
    Emami, Ltd.                                              90,332   1,585,753
    Exide Industries, Ltd.                                  375,923   1,303,440
    Federal Bank, Ltd.                                    2,004,333   3,168,245
*   Future Retail, Ltd.                                     104,881     918,563

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    GAIL India, Ltd.                                        484,787 $ 3,647,157
    GAIL India, Ltd. GDR                                     38,388   1,721,151
    Gillette India, Ltd.                                        353      36,362
    GlaxoSmithKline Consumer Healthcare, Ltd.                13,803   1,454,285
    GlaxoSmithKline Pharmaceuticals, Ltd.                    13,217     508,450
    Glenmark Pharmaceuticals, Ltd.                          127,090   1,209,626
    Godrej Consumer Products, Ltd.                          337,726   5,568,964
    Godrej Industries, Ltd.                                  71,533     689,043
    Grasim Industries, Ltd.                                 287,186   5,232,430
    Gruh Finance, Ltd.                                       92,408     843,850
    Havells India, Ltd.                                     234,115   1,918,072
    HCL Technologies, Ltd.                                  896,339  13,862,892
    HDFC Bank, Ltd.                                       1,383,984  43,542,486
    Hero MotoCorp, Ltd.                                      85,976   4,985,876
    Hindalco Industries, Ltd.                             3,823,893  15,356,849
    Hindustan Petroleum Corp., Ltd.                         801,193   4,978,097
    Hindustan Unilever, Ltd.                              1,037,286  22,258,137
    Housing Development Finance Corp., Ltd.               1,536,141  47,190,078
    ICICI Bank, Ltd.                                              1           4
    ICICI Bank, Ltd. Sponsored ADR                          966,250  10,609,420
    ICICI Prudential Life Insurance Co., Ltd.                72,511     462,966
*   Idea Cellular, Ltd.                                   5,576,048   8,099,487
    IDFC Bank, Ltd.                                       1,324,674   1,178,853
    IIFL Holdings, Ltd.                                     111,769   1,281,642
    Indiabulls Housing Finance, Ltd.                        656,568  14,288,842
    Indian Bank                                              99,818     566,721
    Indian Oil Corp., Ltd.                                  761,139   4,983,342
    Indraprastha Gas, Ltd.                                  240,300   1,149,705
    IndusInd Bank, Ltd.                                     186,006   5,111,155
    Infosys, Ltd.                                         1,805,229  32,550,392
#   Infosys, Ltd. Sponsored ADR                             847,888  15,270,463
    InterGlobe Aviation, Ltd.                                50,186     955,545
    ITC, Ltd.                                             4,651,621  19,821,953
*   Jindal Steel & Power, Ltd.                              273,932   1,140,275
    JSW Steel, Ltd.                                       2,677,650  12,311,168
    Kansai Nerolac Paints, Ltd.                              70,642     566,470
    Kotak Mahindra Bank, Ltd.                               620,542  10,803,343
    L&T Finance Holdings, Ltd.                              792,785   2,142,902
    Larsen & Toubro, Ltd.                                   593,379  13,273,551
    LIC Housing Finance, Ltd.                               817,984   6,868,064
    Lupin, Ltd.                                             355,461   4,945,542
    Mahindra & Mahindra Financial Services, Ltd.            286,527   2,090,656
    Mahindra & Mahindra, Ltd.                               684,162   8,222,668
    Mangalore Refinery & Petrochemicals, Ltd.               285,511     576,666
    Marico, Ltd.                                            748,884   3,626,530
    Maruti Suzuki India, Ltd.                               138,331  20,632,360
*   Max Financial Services, Ltd.                             11,034      92,646
    Motherson Sumi Systems, Ltd.                            864,629   4,988,120
    Motilal Oswal Financial Services, Ltd.                   34,676     699,414
    MRF, Ltd.                                                 2,969   3,177,322
    Muthoot Finance, Ltd.                                   191,569   1,243,570
    Natco Pharma, Ltd.                                        5,022      74,766
    NBCC India, Ltd.                                        119,766     425,896

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Nestle India, Ltd.                                       37,106 $ 4,347,226
    NHPC, Ltd.                                            2,269,230   1,051,369
    NTPC, Ltd.                                            1,249,008   3,342,609
    Oil & Natural Gas Corp., Ltd.                           990,901   3,164,084
    Oil India, Ltd.                                         254,229   1,430,698
    Oracle Financial Services Software, Ltd.                 23,161   1,520,719
    Page Industries, Ltd.                                     4,885   1,658,144
    Petronet LNG, Ltd.                                    1,094,125   4,367,980
    Pidilite Industries, Ltd.                               196,824   2,769,767
    Piramal Enterprises, Ltd.                                69,015   2,968,177
    Power Finance Corp., Ltd.                               860,631   1,581,369
    Power Grid Corp. of India, Ltd.                       1,995,141   6,083,538
*   Praxis Home Retail, Ltd.                                  2,900      12,996
    Procter & Gamble Hygiene & Health Care, Ltd.             10,367   1,512,144
*   Punjab National Bank                                    669,278   1,793,133
    Rajesh Exports, Ltd.                                    146,511   1,891,147
    Ramco Cements, Ltd. (The)                                41,801     500,529
    RBL Bank, Ltd.                                           65,034     515,080
    Reliance Capital, Ltd.                                  128,364     980,329
*   Reliance Home Finance, Ltd.                             174,706     219,161
    Reliance Industries, Ltd.                             3,191,723  48,193,855
    Reliance Industries, Ltd. GDR                             3,374     101,895
    Rural Electrification Corp., Ltd.                     1,952,124   4,773,767
    Shree Cement, Ltd.                                       10,928   2,947,764
    Shriram City Union Finance, Ltd.                          1,315      40,669
    Shriram Transport Finance Co., Ltd.                     157,374   3,396,097
    Siemens, Ltd.                                            50,501   1,026,236
    State Bank of India                                   1,386,745   6,841,160
*   Steel Authority of India, Ltd.                          770,722   1,076,957
    Sun Pharmaceutical Industries, Ltd.                     641,369   5,837,106
    Sun TV Network, Ltd.                                    129,047   2,067,126
    Sundaram Finance, Ltd.                                   27,690     817,720
    Tata Communications, Ltd.                                76,225     734,658
    Tata Consultancy Services, Ltd.                         702,461  34,306,356
    Tata Global Beverages, Ltd.                              36,041     164,590
*   Tata Motors, Ltd.                                     1,650,833  10,334,851
*   Tata Motors, Ltd. Sponsored ADR                          41,094   1,272,270
    Tata Power Co., Ltd. (The)                            2,311,735   3,229,343
    Tata Steel, Ltd.                                      1,117,002  12,394,538
    Tech Mahindra, Ltd.                                     790,878   7,601,479
    Titan Co., Ltd.                                         364,783   4,976,498
    Torrent Pharmaceuticals, Ltd.                            94,358   2,014,234
    TVS Motor Co., Ltd.                                      97,703   1,068,835
    Ultratech Cement, Ltd.                                   79,522   5,464,441
    United Breweries, Ltd.                                   54,550     978,520
*   United Spirits, Ltd.                                     67,614   3,469,819
    UPL, Ltd.                                               812,040   9,579,774
    Vakrangee, Ltd.                                         367,011   2,103,621
    Vedanta, Ltd.                                         2,958,495  15,802,094
    Voltas, Ltd.                                             77,532     735,517
    Whirlpool of India, Ltd.                                  2,154      49,779
    Wipro, Ltd.                                           1,445,580   6,920,882
    Yes Bank, Ltd.                                        2,730,973  15,190,628

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Zee Entertainment Enterprises, Ltd.                    608,477 $  5,697,782
                                                                   ------------
TOTAL INDIA                                                         818,414,292
                                                                   ------------
INDONESIA -- (2.6%)
    Adaro Energy Tbk PT                                 51,295,200    9,383,999
    AKR Corporindo Tbk PT                                1,165,000      540,958
    Astra Agro Lestari Tbk PT                            1,267,944    1,230,705
    Astra International Tbk PT                          23,873,410   15,140,750
    Bank Central Asia Tbk PT                             9,747,600   16,549,280
    Bank Danamon Indonesia Tbk PT                        4,531,379    2,418,219
    Bank Mandiri Persero Tbk PT                         18,678,334   11,354,988
    Bank Negara Indonesia Persero Tbk PT                 9,169,522    6,438,675
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 2,117,700      365,294
    Bank Rakyat Indonesia Persero Tbk PT                63,168,800   17,469,281
    Bank Tabungan Negara Persero Tbk PT                  7,369,300    2,013,806
*   Barito Pacific Tbk PT                                8,169,500    1,611,371
*   Bayan Resources Tbk PT                                  79,500       63,595
    Bukit Asam Persero Tbk PT                            6,219,400    1,579,167
    Bumi Serpong Damai Tbk PT                           11,093,800    1,507,761
    Charoen Pokphand Indonesia Tbk PT                   12,097,200    3,116,739
    Gudang Garam Tbk PT                                    789,700    4,782,880
    Indah Kiat Pulp & Paper Corp. Tbk PT                 2,238,800    1,567,587
    Indocement Tunggal Prakarsa Tbk PT                   1,558,300    2,536,726
    Indofood CBP Sukses Makmur Tbk PT                    3,456,800    2,253,405
    Indofood Sukses Makmur Tbk PT                       14,721,500    8,518,009
    Indosat Tbk PT                                       1,720,800      710,247
    Jasa Marga Persero Tbk PT                            3,871,113    1,647,009
    Kalbe Farma Tbk PT                                  27,775,800    3,448,087
    Matahari Department Store Tbk PT                     2,898,700    2,408,550
    Mayora Indah Tbk PT                                 19,500,025    3,262,013
    Media Nusantara Citra Tbk PT                        10,169,900    1,156,967
    Mitra Keluarga Karyasehat Tbk PT                     2,215,000      315,786
    Pakuwon Jati Tbk PT                                 46,392,900    2,455,293
    Perusahaan Gas Negara Persero Tbk                   10,212,900    1,989,779
    Semen Baturaja Persero Tbk PT                        1,298,200      358,835
    Semen Indonesia Persero Tbk PT                       4,655,000    3,867,939
    Sinar Mas Agro Resources & Technology Tbk PT         1,116,500      303,878
    Surya Citra Media Tbk PT                             8,854,700    1,776,476
    Telekomunikasi Indonesia Persero Tbk PT             37,216,900   11,090,580
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR                                                  196,768    5,912,878
    Tower Bersama Infrastructure Tbk PT                  2,551,800    1,169,817
    Unilever Indonesia Tbk PT                            2,015,700    8,186,582
    United Tractors Tbk PT                               4,552,496   13,201,030
*   Vale Indonesia Tbk PT                                1,496,200      417,296
    Waskita Karya Persero Tbk PT                        12,515,379    2,647,422
*   XL Axiata Tbk PT                                    10,996,700    2,454,596
                                                                   ------------
TOTAL INDONESIA                                                     179,224,255
                                                                   ------------
MALAYSIA -- (2.9%)
    Affin Holdings Bhd                                     548,300      355,897
    AirAsia Bhd                                          5,016,800    5,326,910
    Alliance Bank Malaysia Bhd                           1,197,200    1,328,991

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    AMMB Holdings Bhd                                     2,808,759 $ 3,472,331
    Astro Malaysia Holdings Bhd                           2,488,700   1,658,617
    Axiata Group Bhd                                      4,014,602   5,846,435
    Batu Kawan Bhd                                          105,400     535,066
    BIMB Holdings Bhd                                     1,167,355   1,241,795
    Boustead Holdings Bhd                                   264,800     194,864
    British American Tobacco Malaysia Bhd                   236,000   2,068,622
    CIMB Group Holdings Bhd                               3,930,224   7,301,389
    Dialog Group Bhd                                      1,487,318     975,328
#   DiGi.Com Bhd                                          5,082,520   6,450,160
#   Felda Global Ventures Holdings Bhd                    4,264,300   2,196,294
    Fraser & Neave Holdings Bhd                              47,800     357,413
    Gamuda Bhd                                            2,096,600   2,751,746
#   Genting Bhd                                           4,616,600  11,394,727
    Genting Malaysia Bhd                                  3,618,900   5,112,431
    Genting Plantations Bhd                                 378,500     972,412
#   HAP Seng Consolidated Bhd                             1,001,300   2,495,942
    Hartalega Holdings Bhd                                1,106,800   3,356,771
    Hong Leong Bank Bhd                                     446,566   2,128,400
    Hong Leong Financial Group Bhd                          737,083   3,506,397
    IHH Healthcare Bhd                                    1,255,300   1,936,332
#   IJM Corp. Bhd                                         4,143,862   3,282,513
    Inari Amertron Bhd                                    1,336,000   1,129,035
    IOI Corp. Bhd                                         3,931,105   4,724,320
    IOI Properties Group Bhd                              2,685,829   1,370,841
    Kuala Lumpur Kepong Bhd                                 468,800   3,033,581
*   Lafarge Malayan Bhd                                     183,380     261,947
    Malayan Banking Bhd                                   4,708,636  12,196,403
    Malaysia Airports Holdings Bhd                        1,240,841   2,879,044
    Malaysia Building Society Bhd                         1,161,500     348,020
    Maxis Bhd                                             2,881,400   4,491,079
    MISC Bhd                                              1,886,998   3,645,391
    MMC Corp. Bhd                                         1,775,100     908,617
#   My EG Services Bhd                                    3,146,800   2,016,150
    Nestle Malaysia Bhd                                      17,200     499,676
    Petronas Chemicals Group Bhd                          3,389,400   7,065,034
    Petronas Dagangan Bhd                                   351,300   2,213,098
    Petronas Gas Bhd                                        890,500   4,082,553
    PPB Group Bhd                                           759,700   3,394,792
#   Press Metal Aluminium Holdings Bhd                    1,771,200   2,626,572
    Public Bank Bhd                                       3,656,014  20,607,680
#   QL Resources Bhd                                        502,190     618,622
    RHB Bank Bhd                                          1,345,705   1,877,390
    Sapura Energy Bhd                                     5,917,900   1,139,103
    Sime Darby Bhd                                        1,631,861   1,279,271
*   Sime Darby Plantation Bhd                             3,018,761   4,259,685
*   Sime Darby Property Bhd                               3,018,761   1,223,691
    SP Setia Bhd Group                                    1,043,183     832,036
#   Sunway Bhd                                            2,581,525   1,168,459
    Telekom Malaysia Bhd                                  1,435,664   2,264,652
    Tenaga Nasional Bhd                                   4,375,250  17,693,722
    Top Glove Corp. Bhd                                   1,101,700   2,613,730
*   UMW Holdings Bhd                                      1,400,766   2,442,434

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    United Plantations Bhd                                  49,700 $    362,890
    Westports Holdings Bhd                               1,553,100    1,395,170
#   YTL Corp. Bhd                                       15,174,099    5,951,681
    YTL Power International Bhd                          2,843,597      911,410
                                                                   ------------
TOTAL MALAYSIA                                                      199,775,562
                                                                   ------------
MEXICO -- (3.8%)
#   Alfa S.A.B. de C.V. Class A                          8,348,939   10,447,529
#   America Movil S.A.B. de C.V. Series L               48,207,854   45,146,904
    America Movil S.A.B. de C.V. Series L ADR              109,448    2,046,678
    Arca Continental S.A.B. de C.V.                        663,975    4,831,471
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand Class B          2,868,048    4,522,799
#*  Cemex S.A.B. de C.V.                                19,131,714   15,922,750
*   Cemex S.A.B. de C.V. Sponsored ADR                     417,935    3,464,677
#   Coca-Cola Femsa S.A.B. de C.V. Series L                466,088    3,567,830
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR            36,964    2,816,657
#   El Puerto de Liverpool S.A.B. de C.V. Class C1         277,987    2,061,033
#   Fomento Economico Mexicano S.A.B. de C.V.            1,785,888   17,434,999
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                         43,259    4,219,483
#   Gruma S.A.B. de C.V. Class B                           573,607    6,859,214
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR     13,641    1,430,259
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B                                              419,014    4,391,691
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR      32,374    6,287,355
#   Grupo Bimbo S.A.B. de C.V. Series A                  2,214,947    5,400,583
    Grupo Carso S.A.B. de C.V. Series A1                   813,321    3,060,264
#   Grupo Elektra S.A.B. de C.V.                           101,807    3,716,782
    Grupo Financiero Banorte S.A.B. de C.V. Class O      2,098,866   13,442,305
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O      4,226,940    7,478,777
#   Grupo Lala S.A.B. de C.V.                            1,192,370    1,909,791
    Grupo Mexico S.A.B. de C.V. Series B                 6,360,255   22,458,713
#   Grupo Televisa S.A.B. Series CPO                     3,641,138   15,073,794
    Grupo Televisa S.A.B. Sponsored ADR                    135,493    2,804,705
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.                              2,356,506    4,431,486
    Industrias Penoles S.A.B. de C.V.                      365,578    8,471,734
    Infraestructura Energetica Nova S.A.B. de C.V.         815,508    4,250,233
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A      2,348,560    4,400,139
*   La Comer S.A.B. de C.V.                                 68,882       70,134
    Megacable Holdings S.A.B. de C.V.                      204,698      938,047
#   Mexichem S.A.B. de C.V. Series *                     3,002,799    8,517,080
*   Organizacion Soriana S.A.B. de C.V. Class B          1,096,976    2,398,267
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                        347,082    3,553,480
#   Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                          3,236       25,383
    Wal-Mart de Mexico S.A.B. de C.V.                    7,198,435   18,007,932
                                                                   ------------
TOTAL MEXICO                                                        265,860,958
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                              15,158      194,936
    Cia de Minas Buenaventura SAA ADR                      139,674    2,155,170
    Credicorp, Ltd.                                         78,885   18,272,132

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PERU -- (Continued)
*   Grana y Montero SAA Sponsored ADR                       108,988 $   318,245
                                                                    -----------
TOTAL PERU                                                           20,940,483
                                                                    -----------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                         2,290,670   3,425,741
    Aboitiz Power Corp.                                   2,030,700   1,625,174
*   Alliance Global Group, Inc.                           9,703,400   2,901,203
    Ayala Corp.                                             315,652   6,461,831
    Ayala Land, Inc.                                      9,812,818   8,465,526
    Bank of the Philippine Islands                          884,043   2,052,924
    BDO Unibank, Inc.                                     1,519,302   4,527,495
    DMCI Holdings, Inc.                                  10,645,700   2,988,270
*   DoubleDragon Properties Corp.                           198,300     147,614
    Emperador, Inc.                                       1,850,900     294,462
    Energy Development Corp.                              3,763,713     416,435
    Globe Telecom, Inc.                                      62,495   2,314,164
    GT Capital Holdings, Inc.                               142,305   3,733,189
    International Container Terminal Services, Inc.       1,287,400   2,844,325
    JG Summit Holdings, Inc.                              2,741,800   4,092,296
    Jollibee Foods Corp.                                    695,840   3,859,291
    LT Group, Inc.                                        4,967,500   2,173,778
    Manila Electric Co.                                     335,730   2,216,414
    Megaworld Corp.                                      17,406,400   1,679,724
    Metro Pacific Investments Corp.                      17,546,400   2,209,443
    Metropolitan Bank & Trust Co.                           864,295   1,675,332
*   Philippine National Bank                                 91,848     105,630
    PLDT, Inc.                                               87,155   2,660,204
#   PLDT, Inc. Sponsored ADR                                 64,443   1,968,734
    Puregold Price Club, Inc.                             1,734,500   1,802,527
    Robinsons Land Corp.                                  2,694,400   1,095,620
    Robinsons Retail Holdings, Inc.                         551,510   1,018,108
    San Miguel Corp.                                      1,458,480   4,095,297
    Security Bank Corp.                                     345,540   1,655,782
    Semirara Mining & Power Corp.                         1,900,100   1,404,249
    SM Investments Corp.                                    249,883   4,980,851
    SM Prime Holdings, Inc.                               9,450,810   6,796,551
*   Top Frontier Investment Holdings, Inc.                   42,789     234,198
    Universal Robina Corp.                                1,282,840   4,033,859
                                                                    -----------
TOTAL PHILIPPINES                                                    91,956,241
                                                                    -----------
POLAND -- (1.8%)
*   Alior Bank SA                                           216,989   5,539,947
*   AmRest Holdings SE                                          344      42,616
    Bank Handlowy w Warszawie SA                             45,291   1,146,205
*   Bank Millennium SA                                    1,297,206   3,713,647
    Bank Pekao SA                                           126,554   5,137,022
    Bank Zachodni WBK SA                                     44,055   5,526,016
    Budimex SA                                                1,450      89,246
    CCC SA                                                   36,838   3,177,443
    CD Projekt SA                                            88,611   3,072,663
#   Cyfrowy Polsat SA                                       442,307   3,179,809
    Enea SA                                                 154,249     506,784

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    Grupa Azoty SA                                          95,471 $  2,022,228
    Grupa Lotos SA                                         352,784    6,251,326
#*  ING Bank Slaski SA                                      37,589    2,473,594
*   Jastrzebska Spolka Weglowa SA                          115,275    3,345,383
    KGHM Polska Miedz SA                                   356,479   11,699,322
    KRUK SA                                                  1,152       79,153
    LPP SA                                                   1,669    4,848,020
*   mBank SA                                                32,174    4,895,994
*   Orange Polska SA                                       875,057    1,604,177
*   PGE Polska Grupa Energetyczna SA                     2,182,660    7,752,168
    Polski Koncern Naftowy Orlen SA                        565,808   18,351,851
    Polskie Gornictwo Naftowe i Gazownictwo SA           2,283,734    4,478,902
*   Powszechna Kasa Oszczednosci Bank Polski SA            752,075   10,253,289
    Powszechny Zaklad Ubezpieczen SA                       808,411   11,050,064
*   Tauron Polska Energia SA                             2,675,765    2,423,470
                                                                   ------------
TOTAL POLAND                                                        122,660,339
                                                                   ------------
RUSSIA -- (1.6%)
    Gazprom PJSC Sponsored ADR                           2,397,765   12,072,167
*   Lenta, Ltd.(BJ621Y3)                                    72,165      505,155
*   Lenta, Ltd.(BJ621Y903)                                  30,830      216,142
    Lukoil PJSC Sponsored ADR                              171,816   11,352,650
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     197,103    2,065,753
*   Mail.Ru Group, Ltd. GDR                                  5,124      168,067
    MegaFon PJSC GDR                                       139,778    1,355,094
    MMC Norilsk Nickel PJSC ADR(BYSW6M9)                    36,191      745,897
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                 406,377    8,358,436
    Novatek PJSC GDR                                        47,298    6,302,912
    Novolipetsk Steel PJSC GDR                             123,601    3,239,561
    PhosAgro PJSC GDR                                       83,207    1,325,308
    Rosneft Oil Co. PJSC GDR                               700,727    4,296,178
    Rostelecom PJSC Sponsored ADR(B114RM8)                  78,867      553,359
    Rostelecom PJSC Sponsored ADR(778529107)                20,806      143,353
    RusHydro PJSC ADR(BYZ5W4903)                         1,251,910    1,546,479
    RusHydro PJSC ADR(782183404)                            12,131       15,062
    Sberbank of Russia PJSC Sponsored ADR                1,818,206   36,642,529
    Severstal PJSC GDR                                     191,829    3,150,538
    Tatneft PJSC Sponsored ADR                             158,756    9,628,762
    VTB Bank PJSC GDR(B1W7FX3)                           1,358,280    2,571,162
    VTB Bank PJSC GDR(B1W7FX3)                           1,913,221    3,621,727
*   X5 Retail Group NV GDR                                  17,054      653,850
                                                                   ------------
TOTAL RUSSIA                                                        110,530,141
                                                                   ------------
SOUTH AFRICA -- (8.4%)
*   Anglo American Platinum, Ltd.                           84,902    2,551,966
    AngloGold Ashanti, Ltd.                                 30,125      335,896
#   AngloGold Ashanti, Ltd. Sponsored ADR                1,637,102   18,466,511
    Aspen Pharmacare Holdings, Ltd.                        574,874   13,136,406
    Assore, Ltd.                                            23,402      620,413
    AVI, Ltd.                                              429,602    3,901,234
    Barclays Africa Group, Ltd.                          2,057,544   31,268,708
    Bid Corp., Ltd.                                        694,776   15,585,283

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Bidvest Group, Ltd. (The)                              873,084 $ 18,383,795
#*  Brait SE                                               225,721      733,886
    Capitec Bank Holdings, Ltd.                             76,485    5,164,628
    Clicks Group, Ltd.                                     378,720    5,450,412
    Discovery, Ltd.                                        595,256    8,455,540
    Distell Group, Ltd.                                     54,658      640,456
    Exxaro Resources, Ltd.                                 484,386    5,840,317
    FirstRand, Ltd.                                      4,821,116   27,043,583
    Foschini Group, Ltd. (The)                              76,526    1,252,263
    Gold Fields, Ltd. Sponsored ADR                      3,443,277   14,737,226
*   Impala Platinum Holdings, Ltd.                         170,641      524,138
    Imperial Holdings, Ltd.                                583,684   13,996,332
    Investec, Ltd.                                         684,825    5,382,128
#   Kumba Iron Ore, Ltd.                                   164,394    4,972,170
    Liberty Holdings, Ltd.                                 310,386    3,440,782
    Life Healthcare Group Holdings, Ltd.                 3,525,337    8,085,963
    MMI Holdings, Ltd.                                   2,167,694    4,141,453
    Mondi, Ltd.                                            303,793    8,125,878
    Mr. Price Group, Ltd.                                  421,817   10,178,102
    MTN Group, Ltd.                                      3,210,942   35,555,385
    Naspers, Ltd. Class N                                  396,317  112,869,228
#   Nedbank Group, Ltd.                                    556,344   12,413,387
    NEPI Rockcastle P.L.C.                                 386,493    5,269,245
    Netcare, Ltd.                                        2,862,252    6,273,313
    Novus Holdings, Ltd.                                   136,672       56,966
    Pick n Pay Stores, Ltd.                                261,842    1,501,457
    Pioneer Foods Group, Ltd.                              181,827    2,008,156
    PSG Group, Ltd.                                        158,836    2,978,518
    Sanlam, Ltd.                                         2,089,380   15,554,826
    Sappi, Ltd.                                          1,643,118   11,813,448
    Sasol, Ltd.                                            146,080    5,249,409
#   Sasol, Ltd. Sponsored ADR                              777,405   27,815,551
    Shoprite Holdings, Ltd.                                905,692   18,852,737
#   Sibanye Gold, Ltd.                                   3,744,564    4,414,179
    SPAR Group, Ltd. (The)                                 284,382    4,915,252
    Standard Bank Group, Ltd.                            2,064,368   34,941,052
#   Steinhoff International Holdings NV                  3,896,458    2,246,724
    Telkom SA SOC, Ltd.                                    705,050    3,064,783
    Tiger Brands, Ltd.                                     311,532   12,113,410
    Truworths International, Ltd.                          979,184    8,074,932
    Vodacom Group, Ltd.                                    750,143   10,364,967
    Woolworths Holdings, Ltd.                            2,502,184   13,558,428
                                                                   ------------
TOTAL SOUTH AFRICA                                                  584,320,822
                                                                   ------------
SOUTH KOREA -- (16.4%)
    Amorepacific Corp.                                      30,623    8,579,697
    AMOREPACIFIC Group                                      42,761    5,678,067
    BGF Co., Ltd.                                           25,078      359,551
*   BGF retail Co., Ltd.                                    13,435    2,767,898
    BNK Financial Group, Inc.                              365,932    3,628,873
#*  Celltrion, Inc.                                         86,084   25,357,124
    Cheil Worldwide, Inc.                                   57,841    1,150,723

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   CJ CGV Co., Ltd.                                         18,162 $ 1,296,655
    CJ CheilJedang Corp.                                     24,183   8,118,489
    CJ Corp.                                                 44,364   7,643,194
*   CJ E&M Corp.                                             29,913   2,528,572
#*  CJ Logistics Corp.                                       14,891   2,019,964
*   CJ O Shopping Co., Ltd.                                   2,962     624,498
    Com2uSCorp                                               12,702   1,732,597
    Coway Co., Ltd.                                          80,403   7,163,113
    Cuckoo Holdings Co., Ltd.                                 1,093     100,759
#*  Cuckoo Homesys Co., Ltd.                                    922     166,273
    Daelim Industrial Co., Ltd.                              39,953   3,036,062
*   Daewoo Engineering & Construction Co., Ltd.             136,911     794,304
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.       16,540     375,447
    DB Insurance Co., Ltd.                                  149,451  10,123,292
    DGB Financial Group, Inc.                               228,009   2,645,960
    Dongsuh Cos., Inc.                                       15,171     415,510
    Dongwon Systems Corp.                                       417      20,384
    Doosan Corp.                                             21,369   2,374,282
#   Doosan Heavy Industries & Construction Co., Ltd.        191,142   3,042,639
#*  Doosan Infracore Co., Ltd.                              492,270   5,083,898
    E-MART, Inc.                                             19,767   5,370,978
    Grand Korea Leisure Co., Ltd.                            38,572   1,099,606
    Green Cross Corp.                                         2,754     611,421
#   Green Cross Holdings Corp.                               22,011     879,534
#*  GS Engineering & Construction Corp.                      78,919   2,449,095
    GS Holdings Corp.                                       180,713  11,742,555
    GS Home Shopping, Inc.                                    4,597     955,213
    GS Retail Co., Ltd.                                      47,711   1,737,303
    Hana Financial Group, Inc.                              475,468  23,169,512
    Hankook Tire Co., Ltd.                                  122,536   6,137,060
*   Hanmi Pharm Co., Ltd.                                     3,042   1,699,184
#*  Hanmi Science Co., Ltd.                                   5,273     518,187
    Hanon Systems                                           266,528   3,255,939
    Hanssem Co., Ltd.                                        16,476   2,630,120
*   Hanwha Chemical Corp.                                   222,590   7,334,285
    Hanwha Corp.                                            185,255   8,161,423
    Hanwha Life Insurance Co., Ltd.                         845,510   5,939,918
#*  Hanwha Techwin Co., Ltd.                                 53,496   1,685,780
    Hite Jinro Co., Ltd.                                     56,016   1,206,987
#*  HLB, Inc.                                                12,951     567,084
    Hotel Shilla Co., Ltd.                                   27,295   2,369,667
*   Hugel, Inc.                                               2,135   1,128,664
    Hyosung Corp.                                            62,471   7,895,197
*   Hyundai Construction Equipment Co., Ltd.                  8,892   1,696,786
    Hyundai Department Store Co., Ltd.                       33,414   3,253,627
    Hyundai Development Co-Engineering & Construction       110,630   4,577,206
    Hyundai Engineering & Construction Co., Ltd.            188,181   7,554,038
    Hyundai Glovis Co., Ltd.                                 32,891   4,302,930
    Hyundai Greenfood Co., Ltd.                              38,183     574,662
#*  Hyundai Heavy Industries Co., Ltd.                       54,599   7,092,557
    Hyundai Home Shopping Network Corp.                       5,020     561,226
    Hyundai Marine & Fire Insurance Co., Ltd.               191,326   8,298,803
*   Hyundai Merchant Marine Co., Ltd.                       124,410     538,254

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
*   Hyundai Mipo Dockyard Co., Ltd.                          16,531 $ 1,721,051
    Hyundai Mobis Co., Ltd.                                  54,870  12,722,800
    Hyundai Motor Co.                                       127,751  19,402,467
*   Hyundai Robotics Co., Ltd.                               21,736   9,270,866
*   Hyundai Rotem Co., Ltd.                                  32,868     527,656
    Hyundai Steel Co.                                       191,753  10,216,449
#   Hyundai Wia Corp.                                        25,756   1,492,691
#   Iljin Materials Co., Ltd.                                17,651     641,561
*   Industrial Bank of Korea                                341,239   5,317,108
#   Innocean Worldwide, Inc.                                  3,114     204,950
    IS Dongseo Co., Ltd.                                      8,114     298,574
*   Jeil Pharmaceutical Co., Ltd.                               113       7,797
#   Kakao Corp.                                              16,463   2,158,985
    Kangwon Land, Inc.                                      104,801   3,182,146
*   KB Financial Group, Inc.                                312,429  19,648,002
#*  KB Financial Group, Inc. ADR                             73,512   4,606,997
    KCC Corp.                                                 8,160   3,215,423
#   KEPCO Plant Service & Engineering Co., Ltd.              17,268     677,394
    Kia Motors Corp.                                        358,327  11,618,398
#   KIWOOM Securities Co., Ltd.                              22,357   2,239,769
    Kolon Industries, Inc.                                   33,244   2,533,810
#*  Komipharm International Co., Ltd.                        20,283     764,119
#   Korea Aerospace Industries, Ltd.                         37,044   1,828,354
*   Korea Electric Power Corp.                              216,158   7,230,882
*   Korea Electric Power Corp. Sponsored ADR                130,759   2,173,215
*   Korea Gas Corp.                                          48,786   2,254,235
    Korea Investment Holdings Co., Ltd.                      75,306   6,159,443
    Korea Kolmar Co., Ltd.                                   20,573   1,723,435
    Korea Petrochemical Ind Co., Ltd.                         6,572   2,038,453
    Korea Zinc Co., Ltd.                                     12,459   6,009,080
*   Korean Air Lines Co., Ltd.                              153,221   5,528,313
    Korean Reinsurance Co.                                   69,779     797,199
#*  KT Corp. Sponsored ADR                                   82,100   1,227,395
    KT&G Corp.                                               98,852   9,858,344
#   Kumho Petrochemical Co., Ltd.                            36,428   3,511,934
#*  Kumho Tire Co., Inc.                                    104,196     580,874
    LG Chem, Ltd.                                            43,830  17,727,913
    LG Corp.                                                 86,068   7,178,140
#   LG Display Co., Ltd.                                    525,059  15,771,445
#*  LG Display Co., Ltd. ADR                                808,137  12,049,323
    LG Electronics, Inc.                                    179,122  17,182,410
    LG Household & Health Care, Ltd.                         13,908  15,316,726
#   LG Innotek Co., Ltd.                                     30,221   3,535,916
    LG International Corp.                                   23,266     652,448
    LG Uplus Corp.                                          326,812   4,374,569
#   LIG Nex1 Co., Ltd.                                       11,058     606,388
    Loen Entertainment, Inc.                                  7,273     750,903
    Lotte Chemical Corp.                                     42,164  16,575,535
    Lotte Chilsung Beverage Co., Ltd.                            60      85,186
*   Lotte Confectionery Co., Ltd.                               237      38,774
    Lotte Corp.                                              28,711   1,876,172
    LOTTE Fine Chemical Co., Ltd.                            22,107   1,589,611
    LOTTE Himart Co., Ltd.                                   11,288     813,985

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
SOUTH KOREA -- (Continued)
    Lotte Shopping Co., Ltd.                                20,703 $  4,673,671
    LS Corp.                                                33,839    2,502,605
    LS Industrial Systems Co., Ltd.                         29,951    1,933,707
    Macquarie Korea Infrastructure Fund                    445,751    3,439,587
    Mando Corp.                                              9,882    2,568,469
    Medy-Tox, Inc.                                           6,364    3,629,638
    Meritz Financial Group, Inc.                           126,163    1,949,330
    Meritz Fire & Marine Insurance Co., Ltd.               148,940    3,473,267
    Meritz Securities Co., Ltd.                            753,057    3,735,759
    Mirae Asset Daewoo Co., Ltd.                           327,493    3,447,657
    NAVER Corp.                                             37,790   32,189,891
    NCSoft Corp.                                            15,529    6,423,617
    Nexen Tire Corp.                                        64,506      758,267
    NH Investment & Securities Co., Ltd.                   192,877    3,032,535
#*  NHN Entertainment Corp.                                 13,146    1,018,220
#   NongShim Co., Ltd.                                       3,492    1,058,114
    OCI Co., Ltd.                                           19,850    3,139,495
*   Orion Corp.                                              8,589      940,963
    Orion Holdings Corp.                                   105,814    2,700,942
    Ottogi Corp.                                             1,053      759,482
#*  Pan Ocean Co., Ltd.                                    431,074    2,426,839
#   Paradise Co., Ltd.                                      27,399      606,758
    POSCO                                                   70,065   24,991,193
*   POSCO Sponsored ADR                                    104,186    9,322,563
    POSCO Chemtech Co., Ltd.                                20,052      926,228
    Posco Daewoo Corp.                                      92,828    2,094,430
    S-1 Corp.                                               25,186    2,344,005
    S-Oil Corp.                                             57,001    6,565,651
    Samsung C&T Corp.                                       51,407    6,834,383
    Samsung Card Co., Ltd.                                  43,084    1,570,961
    Samsung Electro-Mechanics Co., Ltd.                     64,645    6,431,599
    Samsung Electronics Co., Ltd.                           95,759  223,820,188
    Samsung Electronics Co., Ltd. GDR                       52,509   62,340,320
*   Samsung Engineering Co., Ltd.                           62,734    1,026,340
    Samsung Fire & Marine Insurance Co., Ltd.               48,894   13,223,209
#*  Samsung Heavy Industries Co., Ltd.                     395,499    3,397,255
    Samsung Life Insurance Co., Ltd.                        57,757    6,975,935
    Samsung SDI Co., Ltd.                                   49,272    9,082,585
    Samsung SDS Co., Ltd.                                   30,938    7,427,320
    Samsung Securities Co., Ltd.                            94,032    3,833,155
    Seoul Semiconductor Co., Ltd.                           47,279    1,084,431
    SFA Engineering Corp.                                   28,906    1,045,688
*   Shinhan Financial Group Co., Ltd.                      335,254   16,644,000
*   Shinhan Financial Group Co., Ltd. ADR                   84,869    4,176,403
    Shinsegae, Inc.                                         16,151    5,187,892
*   SK Chemicals Co., Ltd.                                  15,687    1,689,422
    SK Discovery Co., Ltd.                                  14,610      696,242
    SK Holdings Co., Ltd.                                   52,616   15,685,993
    SK Hynix, Inc.                                         821,484   56,390,555
    SK Innovation Co., Ltd.                                 67,906   13,003,503
#   SK Materials Co., Ltd.                                   9,016    1,435,133
    SK Networks Co., Ltd.                                  311,683    1,896,792
    SK Telecom Co., Ltd.                                    19,738    4,901,387

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd. ADR                              24,883 $      684,780
    SKC Co., Ltd.                                         45,410      1,926,011
    Ssangyong Cement Industrial Co., Ltd.                 49,362      1,020,378
    Taekwang Industrial Co., Ltd.                            135        174,313
    Tongyang Life Insurance Co., Ltd.                     60,459        445,651
*   WONIK IPS Co., Ltd.                                    6,099        187,887
    Woori Bank                                           486,237      7,666,161
#   Woori Bank Sponsored ADR                               3,193        151,093
    Young Poong Corp.                                        438        434,701
*   Youngone Corp.                                        39,869      1,189,076
#   Yuhan Corp.                                            8,320      1,812,681
#*  Yungjin Pharmaceutical Co., Ltd.                      60,994        559,947
                                                                 --------------
TOTAL SOUTH KOREA                                                 1,142,044,492
                                                                 --------------
TAIWAN -- (14.5%)
#   Accton Technology Corp.                              624,000      2,498,817
#   Acer, Inc.                                         3,564,811      3,376,193
    Advanced Semiconductor Engineering, Inc.          14,898,564     21,141,515
    Advanced Semiconductor Engineering, Inc. ADR         107,173        766,287
    Advantech Co., Ltd.                                  471,663      3,687,938
    Airtac International Group                           146,518      2,324,748
    Asia Cement Corp.                                  3,424,758      3,526,384
*   Asia Pacific Telecom Co., Ltd.                     3,398,000      1,171,541
    Asustek Computer, Inc.                               964,180      9,287,333
#   AU Optronics Corp.                                29,635,873     14,095,805
#   AU Optronics Corp. Sponsored ADR                     326,626      1,564,539
    Casetek Holdings, Ltd.                               313,000      1,153,643
    Catcher Technology Co., Ltd.                       1,524,429     17,438,664
    Cathay Financial Holding Co., Ltd.                 6,922,450     12,945,542
    Chailease Holding Co., Ltd.                        2,403,840      8,079,227
    Chang Hwa Commercial Bank, Ltd.                    9,752,283      5,718,103
#   Cheng Shin Rubber Industry Co., Ltd.               3,477,965      6,062,602
    Chicony Electronics Co., Ltd.                      1,136,664      2,992,300
*   China Airlines, Ltd.                               9,417,536      3,900,100
    China Development Financial Holding Corp.         19,154,121      7,025,930
    China Life Insurance Co., Ltd.                     4,109,014      4,226,303
    China Motor Corp.                                    783,000        715,591
*   China Petrochemical Development Corp.              3,819,000      1,997,466
    China Steel Corp.                                 16,351,932     13,976,666
    Chipbond Technology Corp.                            797,000      1,839,053
    Chroma ATE, Inc.                                     336,000      1,910,168
#   Chunghwa Precision Test Tech Co., Ltd.                16,000        651,311
    Chunghwa Telecom Co., Ltd.                         1,693,000      6,296,294
#   Chunghwa Telecom Co., Ltd. Sponsored ADR             266,427      9,871,120
    Compal Electronics, Inc.                           7,293,541      5,429,580
#   Compeq Manufacturing Co., Ltd.                     2,229,000      2,763,104
    CTBC Financial Holding Co., Ltd.                  21,062,175     15,390,483
    CTCI Corp.                                         1,199,000      1,863,213
#   Delta Electronics, Inc.                            1,950,486      9,831,106
    E Ink Holdings, Inc.                                 612,000      1,112,537
    E.Sun Financial Holding Co., Ltd.                 16,301,745     10,727,927
#   Eclat Textile Co., Ltd.                              258,402      2,594,963

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Elite Material Co., Ltd.                                434,000 $ 1,524,172
#   Ennoconn Corp.                                           41,000     666,330
#*  Epistar Corp.                                         1,411,000   2,487,427
    Eternal Materials Co., Ltd.                           1,523,917   1,615,835
    Eva Airways Corp.                                     7,272,592   3,849,896
*   Evergreen Marine Corp. Taiwan, Ltd.                   4,036,008   2,381,986
    Far Eastern International Bank                          339,726     112,596
    Far Eastern New Century Corp.                         7,623,085   6,802,465
    Far EasTone Telecommunications Co., Ltd.              2,601,000   6,785,851
    Farglory Land Development Co., Ltd.                     361,393     399,150
    Feng TAY Enterprise Co., Ltd.                           500,424   2,364,808
    First Financial Holding Co., Ltd.                    15,480,226  10,696,141
#   FLEXium Interconnect, Inc.                              458,000   1,749,205
    Formosa Chemicals & Fibre Corp.                       2,237,518   8,348,056
    Formosa Petrochemical Corp.                           1,719,000   7,300,634
    Formosa Plastics Corp.                                2,892,153  10,262,433
    Formosa Taffeta Co., Ltd.                             1,153,000   1,283,002
#   Foxconn Technology Co., Ltd.                          1,305,627   3,725,862
    Fubon Financial Holding Co., Ltd.                     9,281,233  17,241,706
#   General Interface Solution Holding, Ltd.                368,000   2,729,702
#*  Genius Electronic Optical Co., Ltd.                      81,000     776,471
    Giant Manufacturing Co., Ltd.                           489,506   2,746,521
    Gigabyte Technology Co., Ltd.                           386,000     962,222
    Globalwafers Co., Ltd.                                  209,000   3,195,553
#   Gourmet Master Co., Ltd.                                101,305   1,465,702
#   HannStar Display Corp.                                7,103,000   2,598,039
#   Highwealth Construction Corp.                         1,292,190   2,029,921
    Hiwin Technologies Corp.                                197,925   2,559,274
    Hon Hai Precision Industry Co., Ltd.                 17,063,653  53,794,990
#   Hota Industrial Manufacturing Co., Ltd.                 290,235   1,216,949
#   Hotai Motor Co., Ltd.                                   366,000   4,761,267
#*  HTC Corp.                                               399,235     971,291
    Hua Nan Financial Holdings Co., Ltd.                 11,793,307   7,037,484
#   Innolux Corp.                                        29,692,241  13,983,926
    Inventec Corp.                                        5,034,551   4,109,051
    Kenda Rubber Industrial Co., Ltd.                       904,377   1,147,772
    King Slide Works Co., Ltd.                               57,000     772,383
    King Yuan Electronics Co., Ltd.                       1,471,000   1,520,077
    King's Town Bank Co., Ltd.                            1,545,000   2,213,597
#   Kinsus Interconnect Technology Corp.                    365,000     630,936
#   Largan Precision Co., Ltd.                              133,860  18,346,617
    LCY Chemical Corp.                                      817,123   1,264,696
    Lien Hwa Industrial Corp.                                76,000      98,438
    Lite-On Technology Corp.                              4,890,410   7,186,868
#   Long Chen Paper Co., Ltd.                             1,312,509   1,502,667
#*  Macronix International                                2,436,000   3,813,272
    MediaTek, Inc.                                        1,011,995  10,354,925
    Mega Financial Holding Co., Ltd.                     15,905,369  13,796,629
    Merida Industry Co., Ltd.                               145,287     685,081
#   Merry Electronics Co., Ltd.                             223,000   1,397,289
    Micro-Star International Co., Ltd.                    1,080,000   3,563,877
    Nan Ya Plastics Corp.                                 3,340,599   9,171,593
#   Nanya Technology Corp.                                1,071,010   2,907,040

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Nien Made Enterprise Co., Ltd.                         204,000 $  2,095,427
#   Novatek Microelectronics Corp.                         883,000    3,707,077
    Parade Technologies, Ltd.                               90,000    1,880,287
    Pegatron Corp.                                       4,478,345   12,116,258
    Phison Electronics Corp.                               272,000    2,771,473
    Pou Chen Corp.                                       6,059,487    8,145,162
    Powertech Technology, Inc.                           2,217,819    7,203,414
    Poya International Co., Ltd.                            73,275      942,132
    President Chain Store Corp.                            875,831    8,666,572
#   Qisda Corp.                                          3,158,000    2,300,846
    Quanta Computer, Inc.                                4,441,000    9,665,302
    Realtek Semiconductor Corp.                            728,950    2,906,258
#*  Ruentex Development Co., Ltd.                        1,405,050    1,612,510
#   Ruentex Industries, Ltd.                               704,182    1,244,300
    Shin Kong Financial Holding Co., Ltd.               12,037,656    4,416,465
#   Silergy Corp.                                           55,000    1,174,412
    Siliconware Precision Industries Co., Ltd.           2,123,637    3,669,453
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR                                         21,813      186,065
    Simplo Technology Co., Ltd.                            280,000    1,786,920
#   Sino-American Silicon Products, Inc.                 1,268,000    4,411,482
    SinoPac Financial Holdings Co., Ltd.                15,098,101    5,202,268
    St Shine Optical Co., Ltd.                              51,000    1,630,208
    Standard Foods Corp.                                   525,418    1,347,836
    Synnex Technology International Corp.                1,622,343    2,293,981
    Taichung Commercial Bank Co., Ltd.                     162,383       56,258
#*  TaiMed Biologics, Inc.                                 109,000      747,009
    Taishin Financial Holding Co., Ltd.                 15,320,023    7,718,005
    Taiwan Business Bank                                 5,539,684    1,642,060
    Taiwan Cement Corp.                                  5,923,720    7,650,324
    Taiwan Cooperative Financial Holding Co., Ltd.      13,054,278    7,769,306
    Taiwan FamilyMart Co., Ltd.                             89,000      580,722
    Taiwan Fertilizer Co., Ltd.                          1,158,000    1,587,229
*   Taiwan Glass Industry Corp.                          2,124,375    1,413,870
    Taiwan High Speed Rail Corp.                         2,031,000    1,660,204
    Taiwan Mobile Co., Ltd.                              2,215,300    8,472,434
#   Taiwan Paiho, Ltd.                                     168,000      577,781
    Taiwan Secom Co., Ltd.                                 411,670    1,272,499
    Taiwan Semiconductor Manufacturing Co., Ltd.        24,101,808  210,632,990
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR                                      1,815,491   82,259,897
#*  Tatung Co., Ltd.                                     2,942,000    2,412,546
    Teco Electric and Machinery Co., Ltd.                2,649,000    2,550,875
#   Tong Yang Industry Co., Ltd.                           823,000    1,514,617
#*  TPK Holding Co., Ltd.                                  805,000    2,863,109
    Transcend Information, Inc.                            353,181    1,020,892
    Tripod Technology Corp.                                821,870    2,649,021
    Uni-President Enterprises Corp.                      6,976,033   16,745,875
#   United Microelectronics Corp.                       36,484,000   17,805,948
    Vanguard International Semiconductor Corp.           1,270,000    2,862,559
    Voltronic Power Technology Corp.                        64,350    1,142,370
    Walsin Lihwa Corp.                                   3,808,000    2,186,262
#   Walsin Technology Corp.                                382,000    1,284,973
    Wan Hai Lines, Ltd.                                  1,467,800      936,654
#   Win Semiconductors Corp.                               472,034    4,217,219

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
#   Winbond Electronics Corp.                          6,587,407 $    5,326,713
    Wintek Corp.                                         604,760          7,119
    Wistron Corp.                                      6,562,940      5,506,948
    WPG Holdings, Ltd.                                 2,259,869      3,080,741
#   Yageo Corp.                                          217,900      2,879,723
    Yuanta Financial Holding Co., Ltd.                14,611,806      7,008,506
    Yulon Motor Co., Ltd.                              1,144,000        932,713
    Zhen Ding Technology Holding, Ltd.                 1,183,700      2,706,189
                                                                 --------------
TOTAL TAIWAN                                                      1,007,922,039
                                                                 --------------
THAILAND -- (2.8%)
    Advanced Info Service PCL                          1,483,600      9,118,550
    Airports of Thailand PCL                           5,701,800     12,743,487
    Bangchak Corp. PCL                                 1,759,600      2,345,572
    Bangkok Bank PCL(6077019)                            222,800      1,579,234
    Bangkok Bank PCL(6368360)                             30,080        198,805
    Bangkok Dusit Medical Services PCL Class F         6,994,700      4,823,931
    Bangkok Expressway & Metro PCL                     9,804,099      2,425,982
    Bangkok Life Assurance PCL                           633,500        748,388
    Banpu PCL                                          4,013,750      2,921,887
    Banpu Power PCL                                      776,100        656,662
    Beauty Community PCL                                 790,200        560,103
    Berli Jucker PCL                                   1,309,800      2,404,646
    BTS Group Holdings PCL                             3,433,000        882,364
    Bumrungrad Hospital PCL                              402,600      2,519,464
    Carabao Group PCL Class F                            298,700        786,806
    Central Pattana PCL                                1,796,300      4,760,310
    Central Plaza Hotel PCL                              878,200      1,451,049
    CH Karnchang PCL                                     680,200        580,950
    Charoen Pokphand Foods PCL                         7,318,300      5,654,625
    CP ALL PCL                                         4,384,100     11,163,218
    Delta Electronics Thailand PCL                       656,900      1,614,984
    Electricity Generating PCL                           240,100      1,671,194
    Energy Absolute PCL                                2,027,900      4,386,661
*   Esso Thailand PCL                                  1,910,700      1,159,109
    Global Power Synergy PCL Class F                     678,800      1,804,282
    Glow Energy PCL                                      737,100      2,006,315
    Home Product Center PCL                            8,486,513      3,847,653
    Indorama Ventures PCL                              1,976,800      3,534,508
    Intouch Holdings PCL                                 598,700      1,099,146
    IRPC PCL                                          10,103,500      2,371,032
    Jasmine International PCL                          5,215,000      1,290,429
    Kasikornbank PCL                                     990,400      7,304,674
    KCE Electronics PCL                                  329,600        784,010
    Kiatnakin Bank PCL                                   556,000      1,451,245
    Krung Thai Bank PCL                                4,657,987      2,974,449
    Land & Houses PCL(6581941)                         3,568,340      1,321,607
    Land & Houses PCL(6581930)                           790,000        295,115
    Minor International PCL                            1,909,570      2,682,665
    MK Restaurants Group PCL                             534,100      1,492,138
    Muangthai Leasing PCL Class F                      1,040,600      1,420,359
    Pruksa Holding PCL                                 1,867,300      1,442,805

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    PTT Exploration & Production PCL                     1,900,155 $  7,219,618
    PTT Global Chemical PCL                              2,436,872    7,488,791
    PTT PCL                                              1,643,400   25,815,862
    Ratchaburi Electricity Generating Holding PCL          755,000    1,319,804
    Robinson PCL                                           368,700      844,643
    Siam Cement PCL (The)(6609906)                         172,700    2,712,912
    Siam Cement PCL (The)(6609928)                         230,100    3,614,598
    Siam City Cement PCL                                   126,567    1,087,054
    Siam Commercial Bank PCL (The)                       1,045,966    5,259,887
    Siam Global House PCL                                2,083,808    1,131,058
    Srisawad Corp. PCL                                     587,000    1,180,747
    Star Petroleum Refining PCL                          4,020,900    2,143,966
    Thai Oil PCL                                         1,864,000    6,100,255
    Thai Union Group PCL Class F                         2,631,740    1,739,368
    Thanachart Capital PCL                               1,561,000    2,940,581
    Tisco Financial Group PCL                              403,600    1,140,441
    TMB Bank PCL                                        22,306,800    2,065,444
*   Total Access Communication PCL(B1YWK08)              1,459,300    2,294,717
*   Total Access Communication PCL(B231MK7)                551,500      867,221
    TPI Polene PCL                                       2,826,900      193,153
*   True Corp. PCL                                      22,033,631    4,748,627
    TTW PCL                                                581,700      245,161
    WHA Corp. PCL                                        3,611,100      486,553
                                                                   ------------
TOTAL THAILAND                                                      196,920,874
                                                                   ------------
TURKEY -- (1.3%)
    Akbank Turk A.S.                                     1,856,658    5,381,394
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.            248,847    1,844,612
    Arcelik A.S.                                           356,121    1,804,367
    Aselsan Elektronik Sanayi Ve Ticaret A.S.               93,060      822,795
    BIM Birlesik Magazalar A.S.                            342,629    6,829,903
    Coca-Cola Icecek A.S.                                  163,722    1,566,124
    Enka Insaat ve Sanayi A.S.                             589,794      885,925
    Eregli Demir ve Celik Fabrikalari TAS                2,461,933    6,509,193
    Ford Otomotiv Sanayi A.S.                              126,138    2,013,645
    KOC Holding A.S.                                     1,011,450    4,921,592
    Petkim Petrokimya Holding A.S.                       1,186,034    2,504,917
    TAV Havalimanlari Holding A.S.                         393,004    2,312,761
    Tofas Turk Otomobil Fabrikasi A.S.                     212,178    1,796,989
    Tupras Turkiye Petrol Rafinerileri A.S.                248,087    7,609,810
*   Turk Hava Yollari AO                                 1,388,193    6,081,960
*   Turk Telekomunikasyon A.S.                             802,767    1,350,433
    Turkcell Iletisim Hizmetleri A.S.                    1,578,005    6,548,454
    Turkcell Iletisim Hizmetleri A.S. ADR                   73,838      771,607
    Turkiye Garanti Bankasi A.S.                         2,621,514    8,551,625
    Turkiye Halk Bankasi A.S.                              842,119    2,266,715
    Turkiye Is Bankasi Class C                           4,082,355    8,722,995
    Turkiye Sise ve Cam Fabrikalari A.S.                 1,549,665    2,056,974
    Turkiye Vakiflar Bankasi TAO Class D                 1,917,769    3,829,330
    Ulker Biskuvi Sanayi A.S.                              244,375    1,543,133

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
#*  Yapi ve Kredi Bankasi A.S.                         1,248,055 $    1,544,401
                                                                 --------------
TOTAL TURKEY                                                         90,071,654
                                                                 --------------
TOTAL COMMON STOCKS                                               6,554,890,543
                                                                 --------------
PREFERRED STOCKS -- (2.5%)

BRAZIL -- (2.4%)
    Banco Bradesco SA                                  2,471,804     31,638,970
    Banco Bradesco SA ADR                                960,668     12,200,486
    Centrais Eletricas Brasileiras SA Class B            138,132      1,027,460
    Cia Brasileira de Distribuicao                       224,359      5,303,103
    Gerdau SA                                            833,721      3,773,427
    Itau Unibanco Holding SA                           4,057,827     66,590,076
    Lojas Americanas SA                                  336,338      1,786,110
*   Petroleo Brasileiro SA                             2,860,161     17,704,569
#*  Petroleo Brasileiro SA Sponsored ADR               1,299,604     16,102,094
    Telefonica Brasil SA                                 339,962      5,747,464
*   Usinas Siderurgicas de Minas Gerais SA Class A       469,000      1,748,336
                                                                 --------------
TOTAL BRAZIL                                                        163,622,095
                                                                 --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                      141,552        690,288
                                                                 --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                  188,601      2,118,608
    Bancolombia SA                                        30,330        346,904
    Grupo Argos SA                                        44,067        281,358
    Grupo Aval Acciones y Valores SA                   4,099,193      1,841,607
    Grupo de Inversiones Suramericana SA                 121,138      1,632,250
                                                                 --------------
TOTAL COLOMBIA                                                        6,220,727
                                                                 --------------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                           407,394         90,933
                                                                 --------------
TOTAL PREFERRED STOCKS                                              170,624,043
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

CHINA -- (0.0%)
*   Agile Group Holdings, Ltd. Rights 02/01/18            38,080             --
                                                                 --------------
INDIA -- (0.0%)
*   Piramal Enterprises , Ltd. Rights 03/30/18             3,000         17,122
*   TATA Steel, Ltd. Rights 02/28/18(BG02FM4)             89,360        126,516

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
INDIA -- (Continued)
*     TATA Steel, Ltd. Rights 02/28/18(BG026Z4)          178,720 $      548,071
                                                                 --------------
TOTAL INDIA                                                             691,709
                                                                 --------------
MALAYSIA -- (0.0%)
*     Sunway Bhd Warrants 10/03/24                       346,323         49,313
                                                                 --------------
PHILIPPINES -- (0.0%)
*     Robinson Land Co. Rights 02/08/18                  744,982         39,210
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     Hyundai Heavy Industries Co., Ltd. Rights
        03/09/18                                           9,645        298,061
*     Mirae Asset Daewoo Co., Ltd. Rights 02/22/18        64,827             --
                                                                 --------------
TOTAL SOUTH KOREA                                                       298,061
                                                                 --------------
TAIWAN -- (0.0%)
*     Casetek Holdings, Ltd. Rights 02/05/18              58,709         31,222
                                                                 --------------
TOTAL RIGHTS/WARRANTS                                                 1,109,515
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       6,726,624,101
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund                  20,502,080    237,229,564
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,082,506,147)^^            $6,963,853,665
                                                                 ==============

At January 31, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)     478     03/16/18  $28,700,057 $30,061,420   $1,361,363
                                                     ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                              $28,700,057 $30,061,420   $1,361,363
                                                     =========== ===========   ==========

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                          -------------- -------------- ------- --------------
Common Stocks
   Brazil                 $  101,681,212 $  258,083,391   --    $  359,764,603
   Chile                      51,045,364     48,772,821   --        99,818,185
   China                     279,452,944    885,481,144   --     1,164,934,088
   Colombia                   28,306,162             --   --        28,306,162
   Czech Republic                     --     14,000,909   --        14,000,909
   Egypt                         602,015      6,392,721   --         6,994,736
   Greece                             --     18,703,071   --        18,703,071
   Hungary                            --     31,726,637   --        31,726,637
   India                      32,388,675    786,025,617   --       818,414,292
   Indonesia                   5,912,878    173,311,377   --       179,224,255
   Malaysia                    5,483,376    194,292,186   --       199,775,562
   Mexico                    265,860,958             --   --       265,860,958
   Peru                       20,940,483             --   --        20,940,483
   Philippines                 1,968,734     89,987,507   --        91,956,241
   Poland                             --    122,660,339   --       122,660,339
   Russia                      5,853,111    104,677,030   --       110,530,141
   South Africa               61,019,288    523,301,534   --       584,320,822
   South Korea                39,054,136  1,102,990,356   --     1,142,044,492
   Taiwan                     94,647,908    913,274,131   --     1,007,922,039
   Thailand                  196,920,874             --   --       196,920,874
   Turkey                        771,607     89,300,047   --        90,071,654
Preferred Stocks
   Brazil                     28,302,580    135,319,515   --       163,622,095
   Chile                              --        690,288   --           690,288
   Colombia                    6,220,727             --   --         6,220,727
   Malaysia                       90,933             --   --            90,933
Rights/Warrants
   India                              --        691,709   --           691,709
   Malaysia                           --         49,313   --            49,313
   Philippines                        --         39,210   --            39,210
   South Korea                        --        298,061   --           298,061
   Taiwan                             --         31,222   --            31,222
Securities Lending
  Collateral                          --    237,229,564   --       237,229,564
Futures Contracts**            1,361,363             --   --         1,361,363
                          -------------- --------------   --    --------------
TOTAL                     $1,227,885,328 $5,737,329,700   --    $6,965,215,028
                          ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (98.2%)

Consumer Discretionary -- (14.7%)
*   1-800-Flowers.com, Inc. Class A                         44,330 $    462,140
    Aaron's, Inc.                                           58,430    2,389,203
#   Adient P.L.C.                                           22,979    1,489,039
*   Adtalem Global Education, Inc.                          35,557    1,635,622
#*  American Axle & Manufacturing Holdings, Inc.            10,521      185,696
#*  Ascent Capital Group, Inc. Class A                       8,450       79,683
#   Autoliv, Inc.                                            9,404    1,431,383
#*  AV Homes, Inc.                                           3,852       65,099
*   Ballantyne Strong, Inc.                                  9,030       41,087
*   Barnes & Noble Education, Inc.                           7,710       51,272
#   Barnes & Noble, Inc.                                    55,600      261,320
#   Bassett Furniture Industries, Inc.                       2,900       98,455
#   Beasley Broadcast Group, Inc. Class A                    9,471      118,861
*   Beazer Homes USA, Inc.                                   4,326       80,204
*   Belmond, Ltd. Class A                                   76,598      988,114
    Best Buy Co., Inc.                                     197,800   14,451,268
#   Big 5 Sporting Goods Corp.                              16,901       95,491
#*  Biglari Holdings, Inc.                                       8        3,302
#   BJ's Restaurants, Inc.                                  16,658      628,839
#*  Build-A-Bear Workshop, Inc.                             25,874      222,516
    Caleres, Inc.                                           74,697    2,214,019
    Callaway Golf Co.                                       38,543      569,280
*   Cambium Learning Group, Inc.                            37,733      264,886
    Canterbury Park Holding Corp.                            2,755       41,325
    Carnival Corp.                                         489,649   35,063,765
#   Carriage Services, Inc.                                 20,916      556,993
*   Cavco Industries, Inc.                                   7,600    1,163,940
    CBS Corp. Class A                                       14,832      854,768
*   Century Communities, Inc.                                1,809       57,164
*   Charter Communications, Inc. Class A                   339,394  128,036,386
    Churchill Downs, Inc.                                    7,682    1,989,638
    Citi Trends, Inc.                                        3,415       80,287
    Columbia Sportswear Co.                                  8,634      644,701
    Comcast Corp. Class A                                7,135,970  303,492,804
#*  Conn's, Inc.                                            25,450      847,485
#   Cooper Tire & Rubber Co.                                 4,910      191,981
*   Cooper-Standard Holdings, Inc.                           4,245      528,885
#   Core-Mark Holding Co., Inc.                             96,236    2,125,853
    CSS Industries, Inc.                                    10,465      273,764
    Culp, Inc.                                              10,036      319,145
*   Deckers Outdoor Corp.                                   15,326    1,313,591
*   Delta Apparel, Inc.                                      7,532      140,547
#*  Destination Maternity Corp.                                200          510
#   Dillard's, Inc. Class A                                120,300    8,127,468
*   Discovery Communications, Inc. Class B                   3,762      125,651
#*  Discovery Communications, Inc. Class C                   3,762       89,761
#*  Dixie Group, Inc. (The)                                 11,800       41,300
#*  Dorman Products, Inc.                                    9,311      702,422
    Dover Motorsports, Inc.                                  1,889        3,778
    DR Horton, Inc.                                        208,125   10,208,531
#   Educational Development Corp.                            1,679       36,266

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
#*         Eldorado Resorts, Inc.                            18,512 $   639,590
           Escalade, Inc.                                       277       3,559
#*         EW Scripps Co. (The) Class A                      81,265   1,301,053
#          Finish Line, Inc. (The) Class A                   38,600     437,338
           Flanigan's Enterprises, Inc.                         865      20,674
           Flexsteel Industries, Inc.                         2,068      89,089
           Ford Motor Co.                                 2,868,969  31,472,590
#          Fred's, Inc. Class A                              47,275     156,480
*          FTD Cos., Inc.                                    17,602     103,148
#*         G-III Apparel Group, Ltd.                         22,788     851,132
#          GameStop Corp. Class A                           104,752   1,760,881
           Gaming Partners International Corp.                  500       4,895
#          Gannett Co., Inc.                                 59,819     705,864
           General Motors Co.                             1,095,598  46,464,311
#*         Genesco, Inc.                                     11,856     413,182
           Graham Holdings Co. Class B                        5,780   3,435,921
*          Gray Television, Inc.                             46,874     766,390
           Group 1 Automotive, Inc.                          57,936   4,545,079
#          Guess?, Inc.                                      59,800   1,098,526
#          Hamilton Beach Brands Holding Co. Class A         10,323     265,404
(degrees)  Hamilton Beach Brands Holding Co. Class B          1,876      48,232
#          Haverty Furniture Cos., Inc.                      33,479     746,582
*          Helen of Troy, Ltd.                               61,653   5,742,977
           Hooker Furniture Corp.                            14,814     550,340
*          Hyatt Hotels Corp. Class A                        14,601   1,187,061
#*         Iconix Brand Group, Inc.                          29,436      36,795
           International Speedway Corp. Class A              24,844   1,152,762
*          J Alexander's Holdings, Inc.                       2,666      25,727
#*         JAKKS Pacific, Inc.                               13,103      33,413
#*         JC Penney Co., Inc.                               85,215     316,148
           Johnson Outdoors, Inc. Class A                    15,588     939,489
#          KB Home                                           30,800     970,816
           Kohl's Corp.                                      14,353     929,644
           La-Z-Boy, Inc.                                    56,332   1,698,410
*          Lakeland Industries, Inc.                          9,887     139,407
#*         Lands' End, Inc.                                  16,864     283,315
#          Lennar Corp. Class A                             224,100  14,042,106
           Lennar Corp. Class B                              12,506     633,304
#*         Liberty Broadband Corp. Class A                   24,095   2,280,351
*          Liberty Broadband Corp. Class B                    1,905     181,689
#*         Liberty Broadband Corp. Class C                   67,601   6,459,276
*          Liberty Expedia Holdings, Inc. Class A            80,904   3,793,589
*          Liberty Expedia Holdings, Inc. Class B             3,457     165,210
*          Liberty Interactive Corp., QVC Group Class A     815,470  22,906,552
#*         Liberty Interactive Corp., QVC Group Class B      35,706     999,411
#*         Liberty Media Corp.-Liberty Braves Class A         7,613     179,667
*          Liberty Media Corp.-Liberty Braves Class B           762      18,623
#*         Liberty Media Corp.-Liberty Braves Class C        16,901     397,343
*          Liberty Media Corp.-Liberty Formula One
             Class A                                         17,043     608,094
#*         Liberty Media Corp.-Liberty Formula One
             Class C                                         44,409   1,673,775
*          Liberty Media Corp.-Liberty SiriusXM Class A      96,383   4,338,199
*          Liberty Media Corp.-Liberty SiriusXM Class B       7,622     355,223
*          Liberty Media Corp.-Liberty SiriusXM Class C     208,010   9,320,928

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class A               76,802 $   675,858
*   Liberty TripAdvisor Holdings, Inc. Class B                3,570      36,682
#*  Liberty Ventures Series A                               121,356   7,151,509
*   Liberty Ventures Series B                                 5,186     321,273
    Lifetime Brands, Inc.                                    16,431     286,721
#*  Lions Gate Entertainment Corp. Class A                    4,691     158,743
#*  Lions Gate Entertainment Corp. Class B                        1          32
#   Lithia Motors, Inc. Class A                              34,933   4,365,228
*   Luby's, Inc.                                             13,077      40,016
*   M/I Homes, Inc.                                          37,930   1,226,656
*   Madison Square Garden Co. (The) Class A                   9,852   2,126,456
    Marcus Corp. (The)                                       18,899     491,374
#*  MarineMax, Inc.                                          29,164     669,314
#   Marriott Vacations Worldwide Corp.                        2,531     385,547
#   Meredith Corp.                                           32,676   2,161,191
*   Meritage Homes Corp.                                     28,156   1,336,002
    MGM Resorts International                               227,871   8,305,898
*   Modine Manufacturing Co.                                 14,650     342,077
*   Mohawk Industries, Inc.                                  98,740  27,751,864
#*  Monarch Casino & Resort, Inc.                             1,103      50,253
#*  Motorcar Parts of America, Inc.                          13,074     355,874
#   Movado Group, Inc.                                       21,998     673,139
#*  MSG Networks, Inc. Class A                               29,558     709,392
#*  Murphy USA, Inc.                                         30,778   2,625,671
    Newell Brands, Inc.                                     209,562   5,540,819
    News Corp. Class A                                      402,247   6,882,446
    News Corp. Class B                                       99,903   1,743,307
#   Nexstar Media Group, Inc. Class A                         3,146     236,265
    Office Depot, Inc.                                      181,609     590,229
*   Overstock.com, Inc.                                      20,830   1,431,021
#   Penske Automotive Group, Inc.                            43,845   2,288,271
*   Perry Ellis International, Inc.                          15,092     361,906
    PulteGroup, Inc.                                        143,221   4,558,724
    PVH Corp.                                                31,964   4,956,977
    RCI Hospitality Holdings, Inc.                           12,026     353,324
#*  Red Robin Gourmet Burgers, Inc.                          31,175   1,641,364
*   Regis Corp.                                              44,912     714,999
#   Rent-A-Center, Inc.                                      58,311     631,508
    Rocky Brands, Inc.                                        8,729     150,139
    Royal Caribbean Cruises, Ltd.                           322,500  43,069,875
    Saga Communications, Inc. Class A                         8,693     344,243
    Salem Media Group, Inc.                                  10,922      50,787
#   Scholastic Corp.                                         30,900   1,187,178
#*  Sequential Brands Group, Inc.                                70         113
*   Shiloh Industries, Inc.                                  15,461     115,184
#   Shoe Carnival, Inc.                                      32,650     746,052
#   Sonic Automotive, Inc. Class A                           17,000     366,350
    Speedway Motorsports, Inc.                               14,935     309,901
    Standard Motor Products, Inc.                            37,342   1,788,682
*   Stoneridge, Inc.                                         19,361     471,247
    Strattec Security Corp.                                   5,224     201,385
#   Superior Industries International, Inc.                  23,275     392,184
    Superior Uniform Group, Inc.                             17,956     423,043

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
*   Tandy Leather Factory, Inc.                            9,974 $       73,309
    Target Corp.                                         277,933     20,906,120
    TEGNA, Inc.                                          119,639      1,731,176
    Time Warner, Inc.                                  1,534,860    146,348,901
    Toll Brothers, Inc.                                  179,799      8,375,037
#*  Tuesday Morning Corp.                                 60,500        175,450
    Twenty-First Century Fox, Inc. Class A               987,646     36,444,137
    Twenty-First Century Fox, Inc. Class B               429,924     15,687,927
*   Unifi, Inc.                                           41,401      1,474,290
#*  Universal Electronics, Inc.                            3,206        147,797
#*  Vista Outdoor, Inc.                                   69,826      1,057,864
*   VOXX International Corp.                               3,750         22,313
    Walt Disney Co. (The)                                 26,220      2,849,327
    Whirlpool Corp.                                       30,049      5,451,490
*   William Lyon Homes Class A                            23,600        640,740
                                                                 --------------
Total Consumer Discretionary                                      1,087,755,223
                                                                 --------------
Consumer Staples -- (7.6%)
#   Alico, Inc.                                              960         25,824
*   Alliance One International, Inc.                       3,508         46,130
    Andersons, Inc. (The)                                 23,660        806,806
    Archer-Daniels-Midland Co.                           813,476     34,938,794
    Bunge, Ltd.                                          118,184      9,387,355
*   CCA Industries, Inc.                                   8,323         25,801
#*  Central Garden & Pet Co.                              25,184        986,961
*   Central Garden & Pet Co. Class A                      48,121      1,815,124
    Constellation Brands, Inc. Class B                    12,615      2,578,128
#*  Craft Brew Alliance, Inc.                              9,754        188,740
    CVS Health Corp.                                   1,510,745    118,880,524
#   Fresh Del Monte Produce, Inc.                         39,437      1,865,764
#*  Hain Celestial Group, Inc. (The)                      87,292      3,329,317
    Ingles Markets, Inc. Class A                          11,437        384,283
    Ingredion, Inc.                                       62,117      8,922,486
    JM Smucker Co. (The)                                 108,204     13,730,006
    John B. Sanfilippo & Son, Inc.                        10,428        653,001
    Kraft Heinz Co. (The)                                180,916     14,182,005
*   Landec Corp.                                          37,056        487,286
    Molson Coors Brewing Co. Class A                       1,908        167,904
    Molson Coors Brewing Co. Class B                     186,550     15,673,931
    Mondelez International, Inc. Class A               2,081,099     92,400,796
    Oil-Dri Corp. of America                               5,047        196,278
#*  Post Holdings, Inc.                                   50,201      3,798,710
#   Sanderson Farms, Inc.                                 16,100      2,043,090
    Seaboard Corp.                                         1,812      7,856,832
*   Seneca Foods Corp. Class A                             6,301        198,797
*   Seneca Foods Corp. Class B                               300          9,630
    Snyder's-Lance, Inc.                                  32,153      1,607,007
    SpartanNash Co.                                       34,281        835,428
#*  TreeHouse Foods, Inc.                                 24,190      1,140,800
    Tyson Foods, Inc. Class A                            405,030     30,826,833
    Universal Corp.                                       22,290      1,069,920
    Wal-Mart Stores, Inc.                              1,266,497    135,008,580

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    Walgreens Boots Alliance, Inc.                         725,538 $ 54,603,990
#   Weis Markets, Inc.                                      11,602      461,296
                                                                   ------------
Total Consumer Staples                                              561,134,157
                                                                   ------------
Energy -- (12.4%)
    Adams Resources & Energy, Inc.                           6,004      267,178
    Anadarko Petroleum Corp.                               258,932   15,548,867
    Andeavor                                               185,538   20,067,790
#   Apache Corp.                                            15,708      704,818
#   Archrock, Inc.                                          69,200      643,560
#   Baker Hughes a GE Co.                                    4,305      138,406
#   Bristow Group, Inc.                                     32,315      497,974
#*  Callon Petroleum Co.                                    87,316      991,037
    Chevron Corp.                                        1,121,044  140,522,865
*   Cloud Peak Energy, Inc.                                 33,115      165,575
*   Concho Resources, Inc.                                  40,987    6,452,993
    ConocoPhillips                                       1,489,306   87,586,086
*   Dawson Geophysical Co.                                      11           70
#   Delek US Holdings, Inc.                                 69,131    2,411,981
    Devon Energy Corp.                                      60,406    2,498,996
*   Dorian LPG, Ltd.                                         3,567       27,252
#   Ensco P.L.C. Class A                                    54,725      322,878
    EOG Resources, Inc.                                      8,874    1,020,510
*   Era Group, Inc.                                         24,458      247,760
*   Exterran Corp.                                          34,600      999,248
    Exxon Mobil Corp.                                    2,900,873  253,246,213
#   Green Plains, Inc.                                      26,534      464,345
    Gulf Island Fabrication, Inc.                           15,018      193,732
*   Gulfport Energy Corp.                                   11,671      118,694
*   Helix Energy Solutions Group, Inc.                     103,010      775,665
#   Helmerich & Payne, Inc.                                 95,808    6,901,050
#   Hess Corp.                                             165,152    8,341,828
    HollyFrontier Corp.                                     32,210    1,544,792
#*  Hornbeck Offshore Services, Inc.                         6,900       23,460
*   International Seaways, Inc.                                 12          200
    Kinder Morgan, Inc.                                  1,124,143   20,212,091
    Marathon Oil Corp.                                     467,019    8,495,076
    Marathon Petroleum Corp.                               903,936   62,615,647
*   Matrix Service Co.                                      15,423      276,072
#   Murphy Oil Corp.                                       108,993    3,498,675
#   Nabors Industries, Ltd.                                372,520    2,920,557
    NACCO Industries, Inc. Class A                           6,832      287,286
#   National Oilwell Varco, Inc.                           213,118    7,817,168
*   Natural Gas Services Group, Inc.                        15,026      413,966
#*  Newpark Resources, Inc.                                 85,815      780,916
#   Noble Energy, Inc.                                     133,794    4,083,393
*   Oasis Petroleum, Inc.                                   98,222      850,603
    Occidental Petroleum Corp.                             484,588   36,329,562
    Oceaneering International, Inc.                         16,983      351,208
#*  Parker Drilling Co.                                    103,773      118,301
    Patterson-UTI Energy, Inc.                             152,325    3,597,916
#*  PDC Energy, Inc.                                        24,103    1,249,741

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
*   PHI, Inc. Non-Voting                                    13,870 $    159,366
*   PHI, Inc. Voting                                           577        7,166
    Phillips 66                                            775,455   79,406,592
*   Pioneer Energy Services Corp.                           74,262      241,352
    Pioneer Natural Resources Co.                           88,400   16,169,244
*   QEP Resources, Inc.                                     14,128      132,238
#*  Renewable Energy Group, Inc.                             2,882       30,837
#*  REX American Resources Corp.                             4,050      330,682
#*  Rowan Cos. P.L.C. Class A                              118,378    1,742,524
    Schlumberger, Ltd.                                     603,242   44,386,546
*   SEACOR Holdings, Inc.                                   16,104      750,124
#*  SEACOR Marine Holdings, Inc.                            12,678      189,663
#   SemGroup Corp. Class A                                   7,383      211,523
#   Ship Finance International, Ltd.                        12,481      190,959
#   SM Energy Co.                                           17,976      419,740
#*  SRC Energy, Inc.                                        78,321      779,294
#*  Superior Energy Services, Inc.                          75,686      790,919
#*  Unit Corp.                                              52,140    1,263,352
#   US Silica Holdings, Inc.                                16,364      544,758
    Valero Energy Corp.                                    605,899   58,148,127
#*  Whiting Petroleum Corp.                                  4,001      111,708
    Williams Cos., Inc. (The)                              216,857    6,807,141
                                                                   ------------
Total Energy                                                        919,437,856
                                                                   ------------
Financials -- (23.9%)
    1st Constitution Bancorp                                   995       19,253
#   1st Source Corp.                                        45,305    2,368,998
    Aflac, Inc.                                            214,375   18,907,875
*   Alleghany Corp.                                          3,115    1,955,285
    Allstate Corp. (The)                                   169,260   16,717,810
    American Equity Investment Life Holding Co.             88,700    2,927,100
    American Financial Group, Inc.                         168,865   19,139,159
    American International Group, Inc.                     665,461   42,536,267
    American National Insurance Co.                         23,302    2,945,140
#   AmeriServ Financial, Inc.                               30,968      126,969
#*  Arch Capital Group, Ltd.                                 3,094      281,368
    Argo Group International Holdings, Ltd.                 51,636    3,165,287
    Aspen Insurance Holdings, Ltd.                         102,623    3,832,969
    Associated Banc-Corp                                    31,434      777,991
    Assurant, Inc.                                          65,820    6,021,214
    Assured Guaranty, Ltd.                                 122,989    4,377,179
*   Asta Funding, Inc.                                         885        6,239
*   Atlanticus Holdings Corp.                               12,567       27,899
    Axis Capital Holdings, Ltd.                              8,510      430,010
    Baldwin & Lyons, Inc. Class A                              300        6,909
    Baldwin & Lyons, Inc. Class B                            6,556      150,788
*   Bancorp, Inc. (The)                                        459        4,852
    Bank Mutual Corp.                                       14,475      150,540
    Bank of America Corp.                                5,929,137  189,732,384
    Bank of New York Mellon Corp. (The)                    750,997   42,581,530
    BankFinancial Corp.                                     19,548      310,422
    Bar Harbor Bankshares                                    2,733       76,606

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    BB&T Corp.                                             249,646 $ 13,777,963
#   BCB Bancorp, Inc.                                        1,059       16,044
    Berkshire Hills Bancorp, Inc.                           30,747    1,166,849
*   Brighthouse Financial, Inc.                             86,355    5,549,172
*   Cannae Holdings, Inc.                                   15,438      268,776
    Capital City Bank Group, Inc.                           14,283      350,362
    Capital One Financial Corp.                            372,872   38,763,773
    Carolina Financial Corp.                                 1,153       47,550
    Cathay General Bancorp                                  17,730      775,510
    Century Bancorp, Inc. Class A                              495       39,674
    Chubb, Ltd.                                            159,855   24,961,358
    Cincinnati Financial Corp.                              12,284      944,640
    CIT Group, Inc.                                         45,907    2,327,026
    Citigroup, Inc.                                      1,870,326  146,783,184
    Citizens Community Bancorp, Inc.                        10,355      140,932
    CME Group, Inc.                                         77,028   11,822,257
    CNA Financial Corp.                                    199,398   10,799,396
    CNO Financial Group, Inc.                              301,264    7,408,082
    Codorus Valley Bancorp, Inc.                               151        4,130
    Community West Bancshares                                  400        4,760
#*  Consumer Portfolio Services, Inc.                       26,500      118,720
#*  Cowen, Inc.                                              3,989       51,658
    Donegal Group, Inc. Class A                             12,386      217,374
*   E*TRADE Financial Corp.                                 89,699    4,727,137
    EMC Insurance Group, Inc.                               23,450      662,462
    Enterprise Financial Services Corp.                        436       21,211
    ESSA Bancorp, Inc.                                       8,217      132,294
    Evans Bancorp, Inc.                                      1,681       71,863
    Everest Re Group, Ltd.                                  34,913    8,023,007
    Farmers Capital Bank Corp.                                 302       11,869
    FBL Financial Group, Inc. Class A                       24,660    1,716,336
    Federal Agricultural Mortgage Corp. Class A                177       13,535
    Federal Agricultural Mortgage Corp. Class C              9,200      738,300
    Federated National Holding Co.                          13,665      202,652
#   Fidelity Southern Corp.                                  7,213      172,823
    Fifth Third Bancorp                                    173,516    5,743,380
*   First Acceptance Corp.                                  27,347       31,723
    First American Financial Corp.                          61,982    3,661,277
    First Bancorp                                           16,138      587,423
    First Business Financial Services, Inc.                    964       23,589
    First Citizens BancShares, Inc. Class A                  8,627    3,670,012
#   First Commonwealth Financial Corp.                      30,547      442,015
    First Community Bancshares, Inc.                           183        5,065
    First Defiance Financial Corp.                          10,880      604,493
    First Financial Northwest, Inc.                         25,371      404,414
    First Interstate Bancsystem, Inc. Class A                2,348       98,264
    First Merchants Corp.                                   36,312    1,567,226
    First Midwest Bancorp, Inc.                             35,095      872,462
#   FNB Corp.                                               63,117      905,729
*   Genworth Financial, Inc. Class A                        34,964      106,990
*   Global Indemnity, Ltd.                                   8,282      350,743
    Goldman Sachs Group, Inc. (The)                        209,155   56,030,533
    Great Southern Bancorp, Inc.                             1,616       82,012

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
           Great Western Bancorp, Inc.                       4,503 $    189,801
           Guaranty Federal Bancshares, Inc.                 1,684       36,492
*          Hallmark Financial Services, Inc.                18,964      192,105
           Hanover Insurance Group, Inc. (The)              88,829   10,051,001
           Hartford Financial Services Group, Inc. (The)   277,303   16,294,324
#          Heartland Financial USA, Inc.                       465       24,715
           Hilltop Holdings, Inc.                           26,171      685,418
*          HMN Financial, Inc.                               3,456       66,182
           Home Bancorp, Inc.                                  719       30,816
           HopFed Bancorp, Inc.                              6,781      101,240
           Horace Mann Educators Corp.                      58,206    2,403,908
           Huntington Bancshares, Inc.                      70,847    1,146,304
           Iberiabank Corp.                                    697       58,897
           Infinity Property & Casualty Corp.               15,800    1,599,750
           International Bancshares Corp.                      800       33,200
           Investment Technology Group, Inc.                23,677      505,741
           Investors Title Co.                               1,069      207,920
#          Janus Henderson Group P.L.C.                     11,721      461,573
           JPMorgan Chase & Co.                          2,748,095  317,872,149
           Kemper Corp.                                     39,635    2,570,330
           Kentucky First Federal Bancorp                    2,400       21,000
           KeyCorp                                         526,210   11,260,894
           Lakeland Bancorp, Inc.                            8,740      175,674
           Landmark Bancorp, Inc.                            2,390       68,354
           Legg Mason, Inc.                                 43,400    1,849,708
           Lincoln National Corp.                          134,595   11,144,466
           Loews Corp.                                     243,798   12,592,167
           M&T Bank Corp.                                    4,341      828,176
           Macatawa Bank Corp.                                 291        3,015
#          Mackinac Financial Corp.                          6,893      110,977
           Maiden Holdings, Ltd.                             5,792       40,834
           MainSource Financial Group, Inc.                 45,000    1,770,750
           Marlin Business Services Corp.                   14,241      337,512
           MB Financial, Inc.                               19,678      841,825
#*         MBIA, Inc.                                       82,267      603,840
           MBT Financial Corp.                               9,396      105,705
           Mercantile Bank Corp.                             4,422      154,284
           MetLife, Inc.                                   949,912   45,662,270
           MidWestOne Financial Group, Inc.                    346       11,446
           Morgan Stanley                                1,102,617   62,352,991
           MutualFirst Financial, Inc.                       2,300       86,365
           National Western Life Group, Inc. Class A           900      291,510
           Navigators Group, Inc. (The)                      7,370      358,182
#          New York Community Bancorp, Inc.                 52,185      738,940
(degrees)  NewStar Financial, Inc.                          41,166       22,230
           Northrim BanCorp, Inc.                            5,734      191,802
#          OFG Bancorp                                      30,191      344,177
           Old Republic International Corp.                172,923    3,716,115
           Oppenheimer Holdings, Inc. Class A                3,097       85,168
           PacWest Bancorp                                   1,076       56,415
#          People's United Financial, Inc.                  69,156    1,360,299
#          Peoples Bancorp of North Carolina, Inc.             275        8,663
           Peoples Bancorp, Inc.                            15,923      567,018

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
*   PHH Corp.                                               51,783 $    464,494
#   Piper Jaffray Cos.                                         312       28,798
    PNC Financial Services Group, Inc. (The)               217,040   34,296,661
    Popular, Inc.                                           56,536    2,297,623
    Premier Financial Bancorp, Inc.                          4,877       92,761
    Principal Financial Group, Inc.                        218,754   14,787,770
    Provident Financial Holdings, Inc.                         544        9,955
    Provident Financial Services, Inc.                      21,059      554,062
    Prudential Financial, Inc.                             497,625   59,127,802
    Radian Group, Inc.                                     161,945    3,574,126
    Regions Financial Corp.                              1,302,555   25,048,133
    Reinsurance Group of America, Inc.                     153,566   24,056,114
    RenaissanceRe Holdings, Ltd.                            12,667    1,610,482
#   Renasant Corp.                                          42,102    1,813,333
    Riverview Bancorp, Inc.                                  1,682       16,114
    Safety Insurance Group, Inc.                            26,197    2,034,197
    Sandy Spring Bancorp, Inc.                               9,125      345,107
#*  Select Bancorp, Inc.                                       600        7,740
#   Selective Insurance Group, Inc.                         45,200    2,632,900
    SI Financial Group, Inc.                                 5,661       81,801
#   Simmons First National Corp. Class A                     6,624      389,822
    South State Corp.                                          138       12,227
    Southern National Bancorp of Virginia, Inc.                193        3,163
    State Auto Financial Corp.                              15,100      449,527
#   Sterling Bancorp                                        87,478    2,165,080
    Stewart Information Services Corp.                      12,271      546,182
    SunTrust Banks, Inc.                                   255,532   18,066,112
    Synchrony Financial                                    544,549   21,607,704
    Synovus Financial Corp.                                 22,796    1,148,690
    Timberland Bancorp, Inc.                                 2,500       69,750
    Tiptree, Inc.                                           37,071      227,987
    Travelers Cos., Inc. (The)                             184,026   27,589,178
    Trico Bancshares                                           854       31,581
    Trustmark Corp.                                         10,260      326,165
    Umpqua Holdings Corp.                                   34,932      756,278
#*  Unico American Corp.                                     1,900       15,865
    Union Bankshares Corp.                                  37,042    1,398,335
#   United Bankshares, Inc.                                 12,121      446,053
    United Financial Bancorp, Inc.                           9,193      154,075
    United Fire Group, Inc.                                 24,429    1,059,974
    United Security Bancshares                                 440        4,862
    Unity Bancorp, Inc.                                      3,999       82,179
    Univest Corp. of Pennsylvania                              156        4,368
    Unum Group                                             517,445   27,522,900
    Validus Holdings, Ltd.                                   8,958      606,457
#   Valley National Bancorp                                    768        9,654
    Voya Financial, Inc.                                    14,373      746,102
    Washington Federal, Inc.                                97,887    3,514,143
    Waterstone Financial, Inc.                               1,426       24,385
    Wells Fargo & Co.                                    3,633,493  239,011,170
    WesBanco, Inc.                                          31,678    1,299,115
    Western New England Bancorp, Inc.                       11,698      126,923
    Wintrust Financial Corp.                                24,224    2,080,842

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Financials -- (Continued)
#   WR Berkley Corp.                                       5,305 $      387,159
#   XL Group, Ltd.                                       240,766      8,869,819
#   Zions Bancorporation                                  53,325      2,881,150
                                                                 --------------
Total Financials                                                  1,766,407,659
                                                                 --------------
Health Care -- (11.8%)
    Abbott Laboratories                                  915,297     56,894,862
#   Aceto Corp.                                           31,686        348,863
*   Addus HomeCare Corp.                                   2,044         73,277
    Aetna, Inc.                                          558,462    104,331,871
    Allergan P.L.C.                                      131,701     23,740,422
*   Allscripts Healthcare Solutions, Inc.                 57,589        858,652
    Analogic Corp.                                         2,988        247,705
*   AngioDynamics, Inc.                                   14,354        249,903
#*  Anika Therapeutics, Inc.                              14,671        978,849
    Anthem, Inc.                                         504,640    125,075,024
*   Aptevo Therapeutics, Inc.                              4,339         14,709
    Baxter International, Inc.                             6,557        472,301
*   Centene Corp.                                         20,136      2,159,385
    Cigna Corp.                                          136,754     28,492,696
#   CONMED Corp.                                          43,239      2,498,349
    Cooper Cos., Inc. (The)                               13,956      3,414,615
*   Cross Country Healthcare, Inc.                         7,595        106,406
#*  CryoLife, Inc.                                        17,502        329,913
#*  Cumberland Pharmaceuticals, Inc.                      23,319        158,802
#*  Cutera, Inc.                                           1,289         63,934
    Danaher Corp.                                        405,225     41,041,188
    Digirad Corp.                                         26,711         62,771
*   Emergent BioSolutions, Inc.                            8,678        423,400
#*  Envision Healthcare Corp.                             30,743      1,106,441
*   Enzo Biochem, Inc.                                     6,287         46,272
*   Exactech, Inc.                                         3,390        169,839
*   Express Scripts Holding Co.                          493,239     39,054,664
#*  Halyard Health, Inc.                                  11,021        537,935
#   Humana, Inc.                                         198,071     55,822,350
#*  Impax Laboratories, Inc.                               4,700         91,415
*   Integer Holdings Corp.                                41,672      2,089,851
#   Invacare Corp.                                         7,330        134,872
    Kewaunee Scientific Corp.                              1,631         47,299
    Kindred Healthcare, Inc.                              22,803        209,788
*   Laboratory Corp. of America Holdings                   8,149      1,422,000
*   LHC Group, Inc.                                        1,418         89,050
*   LifePoint Health, Inc.                                82,208      4,065,186
*   Magellan Health, Inc.                                 17,899      1,782,740
    McKesson Corp.                                        70,069     11,833,253
    Medtronic P.L.C.                                     814,175     69,929,491
#*  Merit Medical Systems, Inc.                           13,395        622,198
#*  Molina Healthcare, Inc.                               24,941      2,278,610
*   Mylan NV                                              28,680      1,228,938
*   Myriad Genetics, Inc.                                  9,616        354,638
    National HealthCare Corp.                              6,484        404,407
#*  Natus Medical, Inc.                                   15,698        487,423

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*  Nuvectra Corp.                                          13,890 $    112,787
*   Omnicell, Inc.                                          35,405    1,736,615
    PerkinElmer, Inc.                                       76,500    6,132,240
    Pfizer, Inc.                                         3,696,959  136,935,361
#*  Prestige Brands Holdings, Inc.                         111,489    4,663,585
    Quest Diagnostics, Inc.                                 10,366    1,096,930
*   RTI Surgical, Inc.                                      73,086      328,887
*   Select Medical Holdings Corp.                           42,204      747,011
*   Surmodics, Inc.                                          5,593      163,875
    Teleflex, Inc.                                          37,223   10,338,688
    Thermo Fisher Scientific, Inc.                         435,609   97,624,333
*   Triple-S Management Corp. Class B                       20,684      475,318
    UnitedHealth Group, Inc.                                89,716   21,242,954
*   WellCare Health Plans, Inc.                             18,375    3,865,732
    Zimmer Biomet Holdings, Inc.                            10,322    1,312,133
                                                                   ------------
Total Health Care                                                   872,623,006
                                                                   ------------
Industrials -- (10.8%)
#   AAR Corp.                                               32,906    1,331,706
#   ABM Industries, Inc.                                    64,500    2,452,935
#   Acme United Corp.                                        1,030       24,978
#   Actuant Corp. Class A                                    4,057      100,411
*   AECOM                                                   55,835    2,183,707
*   Aegion Corp.                                            42,549    1,067,129
#*  Aerovironment, Inc.                                     35,065    1,800,938
    AGCO Corp.                                              58,973    4,282,619
*   Air Transport Services Group, Inc.                       6,308      156,817
#   Alamo Group, Inc.                                       22,751    2,617,048
    Alaska Air Group, Inc.                                 105,252    6,918,214
#   Albany International Corp. Class A                      20,551    1,303,961
#   AMERCO                                                  29,431   10,744,669
*   Ameresco, Inc. Class A                                     981        8,535
#   American Railcar Industries, Inc.                       20,003      784,518
#   Apogee Enterprises, Inc.                                36,374    1,655,381
    ArcBest Corp.                                           12,135      431,399
    Arconic, Inc.                                          331,751    9,972,435
    Argan, Inc.                                                 21          916
#   Astec Industries, Inc.                                  22,925    1,430,520
#*  Atlas Air Worldwide Holdings, Inc.                      31,815    1,791,184
    AZZ, Inc.                                                3,500      159,250
    Barnes Group, Inc.                                      36,400    2,394,756
    Brady Corp. Class A                                     38,500    1,472,625
#   Briggs & Stratton Corp.                                 41,033      992,178
*   CAI International, Inc.                                 17,082      482,737
*   Casella Waste Systems, Inc. Class A                      5,201      133,042
    Caterpillar, Inc.                                      107,902   17,564,288
*   CBIZ, Inc.                                              38,149      629,458
    CECO Environmental Corp.                                 3,773       17,092
#   Celadon Group, Inc.                                     24,642      136,763
    Chicago Rivet & Machine Co.                                700       22,393
#   CIRCOR International, Inc.                               9,719      515,301
    Columbus McKinnon Corp.                                 17,542      718,345

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Comfort Systems USA, Inc.                                44,560 $ 1,898,256
    CompX International, Inc.                                   500       6,875
*   Covenant Transportation Group, Inc. Class A               7,080     207,656
    CRA International, Inc.                                   7,613     353,472
    CSX Corp.                                             1,055,544  59,923,233
    Curtiss-Wright Corp.                                     46,353   6,056,483
    Delta Air Lines, Inc.                                   433,135  24,589,074
    DMC Global, Inc.                                          1,436      32,884
#   Douglas Dynamics, Inc.                                   30,234   1,245,641
*   Ducommun, Inc.                                           12,645     368,981
    Eastern Co. (The)                                        10,193     272,663
    Eaton Corp. P.L.C.                                      265,270  22,274,722
    EMCOR Group, Inc.                                        50,540   4,107,891
    Encore Wire Corp.                                        19,966   1,010,280
    EnerSys                                                  43,239   3,040,134
*   Engility Holdings, Inc.                                   7,988     208,966
    Ennis, Inc.                                              30,835     613,616
    ESCO Technologies, Inc.                                  17,601   1,076,301
    Espey Manufacturing & Electronics Corp.                   1,671      41,107
#   Essendant, Inc.                                          24,021     217,390
*   Esterline Technologies Corp.                             44,968   3,307,396
    Federal Signal Corp.                                     71,923   1,462,914
    FedEx Corp.                                             127,314  33,417,379
    Fortune Brands Home & Security, Inc.                    123,726   8,775,885
*   Franklin Covey Co.                                        3,046      87,725
    Franklin Electric Co., Inc.                                 474      21,472
    FreightCar America, Inc.                                  9,404     146,514
*   FTI Consulting, Inc.                                     36,136   1,570,832
#   GATX Corp.                                               65,445   4,655,757
*   Gencor Industries, Inc.                                  13,149     220,903
    General Electric Co.                                  2,120,584  34,289,843
*   Genesee & Wyoming, Inc. Class A                           1,200      95,820
#*  Gibraltar Industries, Inc.                               24,203     897,931
    Gorman-Rupp Co. (The)                                    22,882     646,874
*   GP Strategies Corp.                                      18,583     463,646
#   Granite Construction, Inc.                               27,179   1,812,568
*   Great Lakes Dredge & Dock Corp.                          69,820     328,154
#   Greenbrier Cos., Inc. (The)                              22,451   1,125,918
#   Griffon Corp.                                            67,323   1,349,826
#   Hawaiian Holdings, Inc.                                  11,837     442,112
    Heidrick & Struggles International, Inc.                 18,234     481,378
#*  Hertz Global Holdings, Inc.                              55,682   1,276,788
*   Hub Group, Inc. Class A                                   2,221     106,719
    Hurco Cos., Inc.                                          7,910     357,137
*   Huron Consulting Group, Inc.                              4,001     160,640
    Hyster-Yale Materials Handling, Inc.                     12,246   1,037,114
*   ICF International, Inc.                                  31,660   1,681,146
    Ingersoll-Rand P.L.C.                                   213,109  20,166,505
*   InnerWorkings, Inc.                                      96,587     966,836
#   Insteel Industries, Inc.                                 17,578     550,719
*   JetBlue Airways Corp.                                   324,893   6,777,268
#   Johnson Controls International P.L.C.                   151,178   5,915,595
    Kadant, Inc.                                              5,786     580,046

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    KAR Auction Services, Inc.                               18,100 $   987,174
#   KBR, Inc.                                                 3,600      73,224
*   Key Technology, Inc.                                      3,199      85,157
    Kimball International, Inc. Class B                      30,344     563,488
    Korn/Ferry International                                 58,904   2,624,762
#*  Kratos Defense & Security Solutions, Inc.                 2,711      30,933
    L3 Technologies, Inc.                                   100,470  21,345,856
*   Lawson Products, Inc.                                     8,847     210,116
*   LB Foster Co. Class A                                     6,682     181,416
#   LSI Industries, Inc.                                     27,715     220,057
*   Lydall, Inc.                                             14,605     698,119
    ManpowerGroup, Inc.                                      22,886   3,006,992
    Marten Transport, Ltd.                                   79,636   1,847,555
#   Matson, Inc.                                             62,316   2,131,830
#   Matthews International Corp. Class A                     22,887   1,281,672
    Maxar Technologies, Ltd.                                  6,881     433,778
    McGrath RentCorp                                         17,552     838,986
#*  Mercury Systems, Inc.                                     2,055      98,681
    Miller Industries, Inc.                                  20,099     523,579
    Mobile Mini, Inc.                                        54,461   2,061,349
*   Moog, Inc. Class A                                       35,339   3,182,630
*   MRC Global, Inc.                                         65,597   1,179,434
    Mueller Industries, Inc.                                 30,912   1,022,878
#   Multi-Color Corp.                                           308      23,870
*   MYR Group, Inc.                                          19,582     663,438
#   National Presto Industries, Inc.                            571      58,042
*   Navigant Consulting, Inc.                                12,297     252,334
#*  NL Industries, Inc.                                      38,770     504,010
    NN, Inc.                                                 18,396     529,805
    Norfolk Southern Corp.                                  545,229  82,264,152
#*  Northwest Pipe Co.                                        6,690     127,110
#*  NOW, Inc.                                                62,737     739,669
*   On Assignment, Inc.                                      53,951   4,131,028
    Orbital ATK, Inc.                                        56,610   7,466,859
    Oshkosh Corp.                                            14,466   1,312,356
    Owens Corning                                           149,300  13,880,421
    PACCAR, Inc.                                             93,329   6,958,610
*   PAM Transportation Services, Inc.                         6,449     241,902
#   Pentair P.L.C.                                          117,934   8,432,281
*   Perma-Pipe International Holdings, Inc.                   8,900      80,990
    Powell Industries, Inc.                                   7,529     245,370
#   Quad/Graphics, Inc.                                       1,591      35,193
    Quanex Building Products Corp.                           21,431     443,622
*   Quanta Services, Inc.                                   168,307   6,478,136
    Raytheon Co.                                             44,355   9,267,534
    RCM Technologies, Inc.                                   15,745      99,666
    Regal Beloit Corp.                                       16,070   1,251,853
    Republic Services, Inc.                                 429,755  29,567,144
    Resources Connection, Inc.                               25,955     424,364
*   Rexnord Corp.                                            41,430   1,164,597
*   Roadrunner Transportation Systems, Inc.                     879       4,896
    RPX Corp.                                                33,100     464,724
*   Rush Enterprises, Inc. Class A                           32,603   1,762,192

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
*   Rush Enterprises, Inc. Class B                          18,522 $    941,288
    Ryder System, Inc.                                      89,844    7,819,123
*   Saia, Inc.                                               8,925      674,284
*   SIFCO Industries, Inc.                                   6,623       43,381
#   SkyWest, Inc.                                           38,506    2,146,709
    Southwest Airlines Co.                                 531,263   32,300,790
    Spartan Motors, Inc.                                    16,820      225,388
*   Sparton Corp.                                            8,563      197,035
#*  Spirit Airlines, Inc.                                   28,513    1,200,968
*   SPX FLOW, Inc.                                          12,803      593,675
    Standex International Corp.                             22,341    2,344,688
    Stanley Black & Decker, Inc.                           129,900   21,593,277
    Steelcase, Inc. Class A                                 55,469      862,543
#*  Team, Inc.                                               6,674      113,458
#   Terex Corp.                                             27,578    1,296,718
    Tetra Tech, Inc.                                        45,222    2,247,533
    Textron, Inc.                                            1,844      108,187
#   Titan International, Inc.                                6,800       90,508
*   Titan Machinery, Inc.                                    2,883       61,956
    Trinity Industries, Inc.                               183,814    6,336,069
    Triton International, Ltd.                              24,053      928,446
#   Triumph Group, Inc.                                     57,100    1,664,465
#*  Tutor Perini Corp.                                      33,844      837,639
*   Twin Disc, Inc.                                            900       26,532
#*  Ultralife Corp.                                          3,309       22,501
    UniFirst Corp.                                          18,705    3,091,936
    Union Pacific Corp.                                    563,195   75,186,532
*   United Continental Holdings, Inc.                      114,796    7,785,465
    United Technologies Corp.                              384,209   53,024,684
    Universal Forest Products, Inc.                         95,400    3,561,282
*   USA Truck, Inc.                                          7,482      150,837
*   Vectrus, Inc.                                            4,069      123,698
#*  Veritiv Corp.                                            9,437      270,842
    Viad Corp.                                              23,193    1,317,362
    Virco Manufacturing Corp.                               12,601       59,225
    VSE Corp.                                                  610       30,226
    Watts Water Technologies, Inc. Class A                   1,534      122,337
#   Werner Enterprises, Inc.                                34,105    1,388,073
#*  Wesco Aircraft Holdings, Inc.                            6,228       44,530
*   WESCO International, Inc.                               11,687      796,469
*   Willis Lease Finance Corp.                               6,713      181,251
#*  XPO Logistics, Inc.                                     12,216    1,153,679
                                                                   ------------
Total Industrials                                                   795,492,656
                                                                   ------------
Information Technology -- (11.6%)
    Activision Blizzard, Inc.                              849,537   62,976,178
*   Actua Corp.                                              1,184       18,470
*   Acxiom Corp.                                             7,769      210,307
*   Agilysys, Inc.                                          14,791      177,492
*   Alpha & Omega Semiconductor, Ltd.                       20,661      346,898
    Analog Devices, Inc.                                    33,465    3,074,764
*   Anixter International, Inc.                              2,894      242,228

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   ARRIS International P.L.C.                              70,523 $  1,784,232
*   Arrow Electronics, Inc.                                175,521   14,276,878
    AstroNova, Inc.                                          6,285       84,219
    Avnet, Inc.                                            139,400    5,924,500
    AVX Corp.                                               72,760    1,305,314
*   Aware, Inc.                                             14,326       65,183
*   Axcelis Technologies, Inc.                                 175        4,533
*   AXT, Inc.                                               16,521      130,516
    Bel Fuse, Inc. Class A                                   3,574       68,728
    Bel Fuse, Inc. Class B                                  11,381      233,880
*   Benchmark Electronics, Inc.                             62,063    1,796,724
    Black Box Corp.                                         18,611       65,139
*   Blackhawk Network Holdings, Inc.                        25,926    1,178,337
#*  Blucora, Inc.                                           57,127    1,393,899
    Brooks Automation, Inc.                                 50,847    1,418,631
*   BSQUARE Corp.                                            4,065       17,480
*   CACI International, Inc. Class A                        24,830    3,489,856
#*  Calix, Inc.                                             16,027      102,573
#*  Cars.com, Inc.                                          39,879    1,184,008
    CCUR Holdings, Inc.                                     11,740       67,153
    Cisco Systems, Inc.                                  4,715,767  195,892,961
    Cohu, Inc.                                              28,915      658,395
#*  CommerceHub, Inc. Series A                               5,992      121,158
*   CommerceHub, Inc. Series C                               9,435      182,001
    Comtech Telecommunications Corp.                        15,569      336,757
#*  Conduent, Inc.                                         177,926    2,917,986
#   Convergys Corp.                                        197,364    4,592,660
*   CoreLogic, Inc.                                         96,545    4,572,371
    Corning, Inc.                                          785,955   24,537,515
*   Cray, Inc.                                              12,866      312,001
    CSP, Inc.                                                2,414       42,245
    CTS Corp.                                               66,936    1,840,740
#*  CyberOptics Corp.                                        3,281       50,035
#   Cypress Semiconductor Corp.                             52,022      899,460
*   Dell Technologies, Inc. Class V                         38,133    2,734,136
*   Digi International, Inc.                                25,438      263,283
*   Diodes, Inc.                                             4,709      132,747
*   DSP Group, Inc.                                         46,713      611,940
    DXC Technology Co.                                     228,936   22,790,579
*   EchoStar Corp. Class A                                  23,551    1,438,024
*   Edgewater Technology, Inc.                               9,510       56,870
*   Electro Scientific Industries, Inc.                      6,085      142,511
#*  Electronics for Imaging, Inc.                           58,110    1,699,136
*   Emcore Corp.                                               744        5,022
    Entegris, Inc.                                             300        9,765
*   ePlus, Inc.                                             17,490    1,350,228
#*  Fabrinet                                                 4,055      100,605
    Fidelity National Information Services, Inc.           198,899   20,359,302
#*  Finisar Corp.                                           61,526    1,105,007
*   First Solar, Inc.                                       28,266    1,898,627
*   FormFactor, Inc.                                        46,295      664,333
*   Frequency Electronics, Inc.                              7,690       72,594
#*  GSI Technology, Inc.                                     3,363       27,005

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
#*  Harmonic, Inc.                                          22,962 $     83,811
    Hewlett Packard Enterprise Co.                         894,616   14,671,702
*   IAC/InterActiveCorp                                     99,525   14,428,139
#*  Inseego Corp.                                            2,423        5,185
*   Insight Enterprises, Inc.                               42,100    1,562,752
    Intel Corp.                                          4,978,195  239,650,307
*   IntriCon Corp.                                           2,835       53,440
*   Itron, Inc.                                             31,001    2,269,273
    Juniper Networks, Inc.                                 212,100    5,546,415
*   Key Tronic Corp.                                        17,623      126,357
*   Kimball Electronics, Inc.                               23,443      433,695
*   Kulicke & Soffa Industries, Inc.                        71,688    1,649,541
*   KVH Industries, Inc.                                    19,858      219,431
#   Lam Research Corp.                                      11,111    2,127,979
*   Lattice Semiconductor Corp.                             35,397      230,434
*   Limelight Networks, Inc.                                10,944       47,935
    Littelfuse, Inc.                                           205       44,555
    ManTech International Corp. Class A                      2,048      106,639
    Marvell Technology Group, Ltd.                         166,418    3,882,532
#*  Maxwell Technologies, Inc.                               2,521       14,597
#   Methode Electronics, Inc.                               79,272    3,238,261
*   Micron Technology, Inc.                                842,584   36,837,772
*   Microsemi Corp.                                          7,940      490,613
    MKS Instruments, Inc.                                   61,200    6,260,760
#*  NETGEAR, Inc.                                           31,028    2,162,652
*   Netscout Systems, Inc.                                  13,465      383,752
*   Optical Cable Corp.                                     10,793       25,364
*   PAR Technology Corp.                                    12,896      110,906
    Park Electrochemical Corp.                               1,642       30,049
    PC Connection, Inc.                                     35,467      929,235
    PC-Tel, Inc.                                            22,216      159,067
#*  PCM, Inc.                                               10,471       92,668
*   Photronics, Inc.                                        79,712      669,581
*   Plexus Corp.                                            10,626      634,903
#*  Qorvo, Inc.                                             24,909    1,787,719
    QUALCOMM, Inc.                                         688,597   46,996,745
*   Rambus, Inc.                                             1,069       13,501
    Reis, Inc.                                              13,511      280,353
*   Ribbon Communications, Inc.                              6,622       46,222
    Richardson Electronics, Ltd.                            15,464      125,413
*   Rogers Corp.                                             7,543    1,242,936
*   Rudolph Technologies, Inc.                              16,097      421,741
*   Sanmina Corp.                                           39,846    1,041,973
*   ScanSource, Inc.                                        14,745      504,279
    SS&C Technologies Holdings, Inc.                        51,586    2,593,744
*   StarTek, Inc.                                           20,310      253,875
#*  SunPower Corp.                                          18,322      145,293
#*  Super Micro Computer, Inc.                               5,886      134,348
*   Sykes Enterprises, Inc.                                 20,292      629,458
    SYNNEX Corp.                                            55,900    6,860,607
    TE Connectivity, Ltd.                                  197,255   20,224,555
#*  Tech Data Corp.                                         81,325    8,154,458
*   Telenav, Inc.                                            9,865       55,737

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
    Teradyne, Inc.                                          26,789 $  1,228,008
    Tessco Technologies, Inc.                                8,689      190,724
#   TiVo Corp.                                              19,000      265,050
#*  TTM Technologies, Inc.                                  55,241      910,924
#*  Veeco Instruments, Inc.                                 15,978      266,034
*   VeriFone Systems, Inc.                                   6,729      118,969
*   Verint Systems, Inc.                                    13,150      549,012
*   Viavi Solutions, Inc.                                   16,203      139,022
*   Virtusa Corp.                                           30,064    1,341,456
#   Vishay Intertechnology, Inc.                           151,731    3,330,495
*   Vishay Precision Group, Inc.                            16,480      451,552
    Western Digital Corp.                                  215,907   19,211,405
*   Xcerra Corp.                                            20,165      201,247
    Xerox Corp.                                            222,408    7,590,785
*   XO Group, Inc.                                           6,284      120,024
    Xperi Corp.                                             48,635    1,091,856
                                                                   ------------
Total Information Technology                                        861,755,941
                                                                   ------------
Materials -- (1.8%)
*   Alcoa Corp.                                            110,583    5,752,528
#*  Allegheny Technologies, Inc.                            22,777      614,068
#   Ampco-Pittsburgh Corp.                                   4,007       54,495
    Ashland Global Holdings, Inc.                          112,560    8,170,730
#   Bemis Co., Inc.                                         24,092    1,126,060
    Cabot Corp.                                             46,280    3,130,379
#*  Century Aluminum Co.                                    15,822      352,039
#*  Clearwater Paper Corp.                                  16,822      791,475
    Commercial Metals Co.                                   85,208    2,048,400
#   Core Molding Technologies, Inc.                         11,847      246,418
    Domtar Corp.                                             8,107      416,376
    DowDuPont, Inc.                                         31,359    2,370,113
*   Freeport-McMoRan, Inc.                                  24,064      469,248
    Friedman Industries, Inc.                                3,048       16,794
    FutureFuel Corp.                                         6,104       81,794
    Graphic Packaging Holding Co.                          154,000    2,487,100
    Greif, Inc. Class A                                      4,885      288,801
#   HB Fuller Co.                                            4,847      251,317
    Huntsman Corp.                                          50,242    1,736,866
    Innospec, Inc.                                           1,300       93,340
    Kaiser Aluminum Corp.                                   27,181    2,996,433
    KapStone Paper and Packaging Corp.                      93,014    3,222,005
*   Kraton Corp.                                             5,435      273,163
*   Louisiana-Pacific Corp.                                173,457    5,136,062
#   Martin Marietta Materials, Inc.                         23,633    5,392,342
    Materion Corp.                                          18,497      919,301
    Mercer International, Inc.                              21,725      319,358
    Minerals Technologies, Inc.                             34,280    2,576,142
    Mosaic Co. (The)                                        17,274      471,580
#   Neenah, Inc.                                             7,684      695,402
    Newmont Mining Corp.                                   141,468    5,730,869
    Northern Technologies International Corp.                3,035       71,019
    Nucor Corp.                                            103,401    6,923,731

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
            Olin Corp.                                    69,801 $    2,602,181
#           Olympic Steel, Inc.                            9,986        232,774
            PH Glatfelter Co.                             50,600      1,182,016
            Reliance Steel & Aluminum Co.                 93,801      8,216,030
#           Schnitzer Steel Industries, Inc. Class A         400         13,680
            Sensient Technologies Corp.                   38,101      2,737,557
            Steel Dynamics, Inc.                          94,919      4,309,323
*           SunCoke Energy, Inc.                          62,210        690,531
            Synalloy Corp.                                   949         12,906
            Tredegar Corp.                                26,545        487,101
#           Tronox, Ltd. Class A                           1,600         31,408
#*          Universal Stainless & Alloy Products, Inc.     6,269        161,552
#           Valvoline, Inc.                              253,649      6,252,448
#           Vulcan Materials Co.                          58,246      7,886,508
            Westlake Chemical Corp.                      158,152     17,807,915
            WestRock Co.                                 200,591     13,365,378
            Worthington Industries, Inc.                  47,320      2,212,683
                                                                 --------------
Total Materials                                                     133,427,739
                                                                 --------------
Real Estate -- (0.0%)
            Alexander & Baldwin, Inc.                     81,208      2,153,636
            Griffin Industrial Realty, Inc.                1,500         55,650
#           Stratus Properties, Inc.                       3,069         93,912
                                                                 --------------
Total Real Estate                                                     2,303,198
                                                                 --------------
Telecommunication Services -- (3.5%)
            AT&T, Inc.                                 6,427,865    240,723,544
            ATN International, Inc.                           84          4,986
            CenturyLink, Inc.                             70,603      1,257,439
#           Frontier Communications Corp.                 46,463        380,532
*           General Communication, Inc. Class A            2,840        119,081
#*          Iridium Communications, Inc.                  14,800        187,960
*           ORBCOMM, Inc.                                 44,499        511,294
            Spok Holdings, Inc.                           12,522        195,343
#*          Sprint Corp.                                 422,600      2,252,458
*           T-Mobile US, Inc.                            113,786      7,407,469
            Telephone & Data Systems, Inc.                92,433      2,535,437
*           United States Cellular Corp.                   7,591        276,085
*           Vonage Holdings Corp.                         85,934        961,602
                                                                 --------------
Total Telecommunication Services                                    256,813,230
                                                                 --------------
Utilities -- (0.1%)
*           Calpine Corp.                                 62,921        949,478
            Consolidated Water Co., Ltd.                   6,656         89,190
#           NRG Energy, Inc.                              55,469      1,442,749
#           Ormat Technologies, Inc.                      20,134      1,410,991
                                                                 --------------
Total Utilities                                                       3,892,408
                                                                 --------------
TOTAL COMMON STOCKS                                               7,261,043,073
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Media General, Inc. Contingent Value
              Rights                                      25,196          2,520

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
(degrees)#*  Safeway Casa Ley Contingent Value Rights    157,807 $      160,158
(degrees)#*  Safeway PDC, LLC Contingent Value Rights    157,807             47
TOTAL RIGHTS/WARRANTS                                                   162,725
                                                                 --------------
TOTAL INVESTMENT SECURITIES                                       7,261,205,798
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
             State Street Institutional U.S.
               Government Money Market Fund, 1.250%      515,339        515,339
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@         DFA Short Term Investment Fund           11,326,983    131,064,525
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,749,849,126)^^            $7,392,785,662
                                                                 ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary   $1,087,706,991 $     48,232   --    $1,087,755,223
    Consumer Staples            561,134,157           --   --       561,134,157
    Energy                      919,437,856           --   --       919,437,856
    Financials                1,766,385,429       22,230   --     1,766,407,659
    Health Care                 872,623,006           --   --       872,623,006
    Industrials                 795,492,656           --   --       795,492,656
    Information Technology      861,755,941           --   --       861,755,941
    Materials                   133,427,739           --   --       133,427,739
    Real Estate                   2,303,198           --   --         2,303,198
    Telecommunication
      Services                  256,813,230           --   --       256,813,230
    Utilities                     3,892,408           --   --         3,892,408
 Rights/Warrants                         --      162,725   --           162,725
 Temporary Cash Investments         515,339           --   --           515,339
 Securities Lending
   Collateral                            --  131,064,525   --       131,064,525
                             -------------- ------------   --    --------------
 TOTAL                       $7,261,487,950 $131,297,712   --    $7,392,785,662
                             ============== ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2018, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of January 31, 2018, The Emerging Markets Series had significant transfers of securities with a total value of $392,039 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2018, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series               $20,253,194,777
         The DFA International Value Series             11,619,356,665
         The Emerging Markets Series                     4,145,393,289
         The Tax-Managed U.S. Marketwide Value Series    3,749,849,126

RECENTLY ISSUED ACCOUNTING STANDARDS

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The individual creditor plaintiffs then petitioned the Supreme Court to review the Second Circuit's decision, and that petition is pending.

On January 6, 2017, the Court dismissed the claims against the shareholder defendants in the Committee Action on the grounds that the Trustee had failed to adequately plead that the Tribune Board approved the LBO with actual intent to hinder, harm, or delay Tribune's creditors, as required to state a claim for intentional fraudulent transfer. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the Court entered an Order confirming that the Court will certify the matter for appeal after it rules on the remaining motions to dismiss in the Committee Action (motions that do not involve the shareholder defendants). As to the shareholder defendants, the litigation is essentially stayed pending appeal of the dismissal order.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a)Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:    /s/ David P. Butler
       ----------------------------------
       David P. Butler
       Co-Chief Executive Officer

Date:  March 27, 2018

By:    /s/ Gerard K. O'Reilly
       ----------------------------------
       Gerard K. O'Reilly
       Co-Chief Executive Officer and
       Chief Investment Officer

Date:  March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David P. Butler
       ----------------------------------
       David P. Butler
       Co-Principal Executive Officer
       Dimensional Investment Group Inc.

Date:  March 27, 2018

By:    /s/ Gerard K. O'Reilly
       ----------------------------------
       Gerard K. O'Reilly
       Co-Principal Executive Officer
       Dimensional Investment Group Inc.

Date:  March 27, 2018

By:    /s/ Gregory K. Hinkle
       ----------------------------------
       Gregory K. Hinkle
       Principal Financial Officer
       Dimensional Investment Group Inc.

Date:  March 27, 2018